UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23029

Principal Exchange-Traded Funds

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA	50309
(Address of principal executive offices)	(Zip code)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	June 30, 2018
Date of reporting period:	December 31, 2017

ITEM 1 – REPORT TO STOCKHOLDERS

Principal Exchange-Traded Funds

Semiannual Report

December 31, 2017

Principal®

Principal[SM]

Rev. 01/2017

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information

EE11865PFI | 01/2017

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

	Principal Active	Principal	Principal EDGE
	Global Dividend	Contrarian Value	Active Income
	Income ETF	Index ETF	ETF
Investments in securities — at cost	$566,857,367	$3,738,255	$272,008,909

Assets
Investments in securities — at value	$616,863,121	$3,926,136	$285,892,550
Cash	12,457,112	14,925	2,249,011
Receivables:
Dividends and interest	1,440,609	6,874	3,447,352
Investment securities sold	4,128,666	8,525	1,200,984
Total Assets	634,889,508	3,956,460	292,789,897

Liabilities
Due to custodian	2,810,325	—	—
Accrued management and investment advisory fees	298,597	998	166,099
Accrued income distribution	2,499,705	17,100	1,166,703
Payables:
Investment securities purchased	2,859,142	—	—
Total Liabilities	8,467,769	18,098	1,332,802
Net Assets Applicable to Outstanding Shares	$626,421,739	$3,938,362	$291,457,095

Net Assets Consist of:
Capital shares and additional paid-in-capital	$575,765,538	$3,750,025	$275,972,258
Accumulated undistributed (overdistributed) net investment income (loss)	(5,558)	(34)	(289,622)
Accumulated undistributed (overdistributed) net realized gain (loss)	658,028	490	1,890,518
Net unrealized appreciation (depreciation) of investments	50,005,754	187,881	13,883,641
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign
currency	(2,023)	—	300
Total Net Assets	$626,421,739	$3,938,362	$291,457,095

Net Asset Value Per Share:
Net Assets	$626,421,739	$3,938,362	$291,457,095
Shares Issued and Outstanding	22,500,001	150,001	7,075,000
Net Asset Value per share	$27.84	$26.26	$41.20

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

	Principal	Principal
	Healthcare	International	Principal
	Innovators Index	Multi-Factor	Millennials Index
	ETF	Index ETF	ETF
Investments in securities — at cost	$45,643,417	$14,954,334	$8,332,638

Foreign currency — at cost	$—	$417	$—

Assets
Investments in securities — at value	$48,434,486	$15,184,047	$10,285,796
Foreign currency — at value	—	416	—
Cash	50,495	51,157	13,718
Receivables:
Dividends and interest	—	19,823	3,910
Investment securities sold	—	—	4,769
Total Assets	48,484,981	15,255,443	10,308,193

Liabilities
Accrued management and investment advisory fees	17,421	5,149	4,002
Accrued income distribution	—	23,000	6,100
Total Liabilities	17,421	28,149	10,102
Net Assets Applicable to Outstanding Shares	$48,467,560	$15,227,294	$10,298,091

Net Assets Consist of:
Capital shares and additional paid-in-capital	$45,394,841	$15,000,100	$8,350,629
Accumulated undistributed (overdistributed) net investment income (loss)	(38,319)	(2,543)	(6,379)
Accumulated undistributed (overdistributed) net realized gain (loss)	319,969	(150)	599
Net unrealized appreciation (depreciation) of investments	2,791,069	229,713	1,953,158
Net unrealized appreciation (depreciation) of translation of asset and liabilities in foreign
currency	—	174	84
Total Net Assets	$48,467,560	$15,227,294	$10,298,091

Net Asset Value Per Share:
Net Assets	$48,467,560	$15,227,294	$10,298,091
Shares Issued and Outstanding	1,550,001	150,001	300,001
Net Asset Value per share	$31.27	$101.51	$34.33

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

			Principal
			Spectrum
	Principal Price	Principal	Preferred
	Setters Index	Shareholder	Securities
	ETF	Yield Index ETF	Active ETF
Investments in securities — at cost	$20,934,716	$7,169,825	$34,245,227

Assets
Investments in securities — at value	$22,406,499	$8,090,424	$34,122,029
Cash	36,700	37,223	499,118
Receivables:
Dividends and interest	23,309	10,002	418,447
Investment securities sold	43,053	11,720	—
Expense reimbursement from Manager	2,033	777	—
Total Assets	22,511,594	8,150,146	35,039,594

Liabilities
Accrued management and investment advisory fees	7,393	2,826	15,884
Accrued income distribution	50,800	36,300	144,900
Total Liabilities	58,193	39,126	160,784
Net Assets Applicable to Outstanding Shares	$22,453,401	$8,111,020	$34,878,810

Net Assets Consist of:
Capital shares and additional paid-in-capital	$20,981,249	$7,190,964	$35,032,465
Accumulated undistributed (overdistributed) net investment income (loss)	(184)	(1,324)	(42,614)
Accumulated undistributed (overdistributed) net realized gain (loss)	553	781	12,157
Net unrealized appreciation (depreciation) of investments	1,471,783	920,599	(123,198)
Total Net Assets	$22,453,401	$8,111,020	$34,878,810

Net Asset Value Per Share:
Net Assets	$22,453,401	$8,111,020	$34,878,810
Shares Issued and Outstanding	700,001	250,001	350,001
Net Asset Value per share	$32.08	$32.44	$99.65

See accompanying notes.

Statements of Assets and Liabilities
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

		Principal	Principal
	Principal	U.S. Mega-	U.S. Small-
	Sustainable	Cap Multi-	Cap Multi-
	Momentum	Factor	Factor
	Index ETF	Index	Index ETF (a)
Investments in securities — at cost	$3,740,150	$770,729,304	$293,910,390

Assets
Investments in securities — at value	$3,900,337	$791,469,275	$319,752,128
Cash	13,014	1,629,744	853,512
Receivables:
Dividends and interest	5,945	781,700	399,174
Investment securities sold	3,719	1,084,879	482,582
Expense reimbursement from Manager	—	17,542	—
Total Assets	3,923,015	794,983,140	321,487,396

Liabilities
Accrued management and investment advisory fees	993	87,709	104,942
Accrued income distribution	12,000	1,904,705	834,510
Total Liabilities	12,993	1,992,414	939,452
Net Assets Applicable to Outstanding Shares	$3,910,022	$792,990,726	$320,547,944

Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,750,025	$772,186,033	$283,233,770
Accumulated undistributed (overdistributed) net investment income (loss)	(291)	(51,516)	70,359
Accumulated undistributed (overdistributed) net realized gain (loss)	101	116,238	11,402,077
Net unrealized appreciation (depreciation) of investments	160,187	20,739,971	25,841,738
Total Net Assets	$3,910,022	$792,990,726	$320,547,944

Net Asset Value Per Share:
Net Assets	$3,910,022	$792,990,726	$320,547,944
Shares Issued and Outstanding	150,001	30,350,001	10,350,001
Net Asset Value per share	$26.07	$26.13	$30.97

(a)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to U.S. Small-Cap Multi-Factor Index ETF.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Period Ended December 31, 2017 (unaudited)

	Principal Active	Principal	Principal EDGE
	Global Dividend	Contrarian Value	Active Income
	Income ETF	Index ETF (a)	ETF
Net Investment Income (Loss)
Income:
Dividend income	$6,173,083	$19,367	$1,927,465
Withholding tax	(251,794)	(10)	(12,199)
Interest	—	—	5,656,289
Total Income	5,921,289	19,357	7,571,555
Expenses:
Management and investment advisory fees	1,395,260	2,291	1,016,034
Listing fees	N/A	N/A	1,877
Transfer agent fees	N/A	N/A	4,161
Custodian fees	N/A	N/A	1,360
Audit fees	N/A	N/A	6,107
Trustee fees	N/A	N/A	1,358
Professional fees	N/A	N/A	1,429
Insurance	N/A	N/A	13,713
Shareholder reports	N/A	N/A	897
Other expenses	N/A	N/A	165
Total Gross Expenses	1,395,260	2,291	1,047,101
Less: Reimbursement from Manager	—	—	(102,982)
Total Expenses	1,395,260	2,291	944,119
Net Investment Income (Loss)	4,526,029	17,066	6,627,436
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	3,507,220	490	3,112,011
Foreign currency transactions	29,166	—	367
Change in unrealized appreciation/depreciation of:
Investments	47,825,810	187,881	316,740
Foreign currency transactions	(14,017)	—	(91)
Net Realized and Unrealized Gain (Loss) on Investments	51,348,179	188,371	3,429,027
Net Increase (Decrease) in Net Assets Resulting from Operations	$55,874,208	$205,437	$10,056,463

(a)	Period from October 18, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Period Ended December 31, 2017 (unaudited)

	Principal	Principal
	Healthcare	International	Principal
	Innovators Index	Multi-Factor	Millennials Index
	ETF	Index ETF (a)	ETF
Net Investment Income (Loss)
Income:
Dividend income	$2,811	$34,109	$38,181
Withholding tax	—	(4,998)	(2,159)
Total Income	2,811	29,111	36,022
Expenses:
Management and investment advisory fees	41,130	8,654	19,515
Total Expenses	41,130	8,654	19,515
Net Investment Income (Loss)	(38,319)	20,457	16,507
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	90,863	(448)	23,085
In-kind redemptions	244,652	—	—
Foreign currency transactions	—	298	(145)
Change in unrealized appreciation/depreciation of:
Investments	2,250,530	229,713	1,520,941
Foreign currency transactions	—	174	40
Net Realized and Unrealized Gain (Loss) on Investments	2,586,045	229,737	1,543,921
Net Increase (Decrease) in Net Assets Resulting from Operations	$2,547,726	$250,194	$1,560,428

(a)	Period from November 8, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Period Ended December 31, 2017 (unaudited)

			Principal
			Spectrum
	Principal Price	Principal	Preferred
	Setters Index	Shareholder	Securities
	ETF	Yield Index ETF	Active ETF (a)
Net Investment Income (Loss)
Income:
Dividend income	$87,673	$83,803	$—
Interest	—	—	749,087
Total Income	87,673	83,803	749,087
Expenses:
Management and investment advisory fees	21,890	15,319	78,300
Total Gross Expenses	21,890	15,319	78,300
Less: Reimbursement from Manager	(6,020)	(4,213)	—
Total Expenses	15,870	11,106	78,300
Net Investment Income (Loss)	71,803	72,697	670,787
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	20,246	5,552	20,298
Change in unrealized appreciation/depreciation of:
Investments	1,086,313	834,021	(123,198)
Net Realized and Unrealized Gain (Loss) on Investments	1,106,559	839,573	(102,900)
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,178,362	$912,270	$567,887

(a)	Period from July 7, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statements of Operations
Principal Exchange-Traded Funds
Period Ended December 31, 2017 (unaudited)

		Principal	Principal
	Principal	U.S. Mega-	U.S. Small-
	Sustainable	Cap Multi-	Cap Multi-
	Momentum	Factor	Factor
	Index ETF (a)	Index ETF (b)	Index ETF (c)
Net Investment Income (Loss)
Income:
Dividend income	$14,011	$1,963,031	$2,055,667
Withholding tax	(10)	—	—
Total Income	14,001	1,963,031	2,055,667
Expenses:
Management and investment advisory fees	2,292	137,303	547,640
Total Gross Expenses	2,292	137,303	547,640
Less: Reimbursement from Manager	—	(27,461)	—
Total Expenses	2,292	109,842	547,640
Net Investment Income (Loss)	11,709	1,853,189	1,508,027
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from:
Investment transactions	101	(101,995)	(1,204,916)
In-kind redemptions	—	218,233	12,608,094
Change in unrealized appreciation/depreciation of:
Investments	160,187	20,739,971	11,214,444
Net Realized and Unrealized Gain (Loss) on Investments	160,288	20,856,209	22,617,622
Net Increase (Decrease) in Net Assets Resulting from Operations	$171,997	$22,709,398	$24,125,649

(a)	Period from October 18, 2017, date operations commenced, through December 31, 2017.
(b)	Period from October 11, 2017, date operations commenced, through December 31, 2017.
(c)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to U.S. Small-Cap Multi-Factor Index ETF.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Active Global Dividend
	Income ETF
	Period ended	Period ended
	December 31, 2017	June 30, 2017 (a)
Operations
Net investment income (loss)	$4,526,029	$2,366,031
Net realized gain (loss) on investments	3,536,386	904
Change in unrealized appreciation/depreciation of investments and foreign currency	47,811,793	2,191,938
Net Increase (Decrease) in Net Assets Resulting from Operations	55,874,208	4,558,873
Dividends and Distributions to Shareholders
From net investment income	(6,898,522)	—
From net realized gain on investments	(2,878,358)	—
Total Dividends and Distributions	(9,776,880)	—
Capital Share Transactions
Net increase (decrease) in capital share transactions	151,757,003	424,008,535
Total Increase (Decrease) in Net Assets	197,854,331	428,567,408
Net Assets
Beginning of period	428,567,408	—
End of period (including undistributed net investment income as set forth below)	$626,421,739	$428,567,408
Undistributed (overdistributed) net investment income (loss)	$(5,558)	$2,366,935

Capital Share Transactions
Dollars:
Sold	$151,757,003	$424,008,535
Net Increase (Decrease)	$151,757,003	$424,008,535
Shares:
Sold	5,600,000	16,900,001
Net Increase (Decrease)	5,600,000	16,900,001

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Contrarian
Value Index ETF
Period ended
December 31, 2017 (a)
Operations
Net investment income (loss)	$17,066
Net realized gain (loss) on investments	490
Change in unrealized appreciation/depreciation of investments and foreign currency	187,881
Net Increase (Decrease) in Net Assets Resulting from Operations	205,437
Dividends and Distributions to Shareholders
From net investment income	(17,100)
Total Dividends and Distributions	(17,100)
Capital Share Transactions
Net increase (decrease) in capital share transactions	3,750,025
Total Increase (Decrease) in Net Assets	3,938,362
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$3,938,362
Undistributed (overdistributed) net investment income (loss)	$(34)

Capital Share Transactions
Dollars:
Sold	$3,750,025
Net Increase (Decrease)	$3,750,025
Shares:
Sold	150,001
Net Increase (Decrease)	150,001

(a)	Period from October 18, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal EDGE Active Income ETF
	Period ended	Year ended
	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$6,627,436	$13,349,660
Net realized gain (loss) on investments	3,112,378	3,360,887
Change in unrealized appreciation/depreciation of investments and foreign currency	316,649	11,756,917
Net Increase (Decrease) in Net Assets Resulting from Operations	10,056,463	28,467,464
Dividends and Distributions to Shareholders
From net investment income	(7,736,427)	(13,513,547)
From net realized gain on investments	(3,162,212)	—
Total Dividends and Distributions	(10,898,639)	(13,513,547)
Capital Share Transactions
Net increase (decrease) in capital share transactions	6,214,826	6,165,752
Total Increase (Decrease) in Net Assets	5,372,650	21,071,834
Net Assets
Beginning of period	286,084,445	265,012,611
End of period (including undistributed net investment income as set forth below)	$291,457,095	$286,084,445
Undistributed (overdistributed) net investment income (loss)	$(289,622)	$819,369

Capital Share Transactions
Dollars:
Sold	$6,214,826	$10,225,148
Redeemed	—	(4,059,396)
Net Increase (Decrease)	$6,214,826	$6,165,752
Shares:
Sold	150,000	250,000
Redeemed	—	(100,000)
Net Increase (Decrease)	150,000	150,000

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Healthcare Innovators Index
	ETF
	Period ended	Year ended
	December 31, 2017	June 30, 2017 (a)
Operations
Net investment income (loss)	$(38,319)	$(17,255)
Net realized gain (loss) on investments	335,515	385,259
Change in unrealized appreciation/depreciation of investments and foreign currency	2,250,530	540,539
Net Increase (Decrease) in Net Assets Resulting from Operations	2,547,726	908,543
Dividends and Distributions to Shareholders
From net realized gain on investments	(79,577)	—
Total Dividends and Distributions	(79,577)	—
Capital Share Transactions
Net increase (decrease) in capital share transactions	38,859,313	6,231,555
Total Increase (Decrease) in Net Assets	41,327,462	7,140,098
Net Assets
Beginning of period	7,140,098	—
End of period (including undistributed net investment income as set forth below)	$48,467,560	$7,140,098
Undistributed (overdistributed) net investment income (loss)	$(38,319)	$—

Capital Share Transactions
Dollars:
Sold	$40,358,145	$7,598,277
Redeemed	(1,498,832)	(1,366,722)
Net Increase (Decrease)	$38,859,313	$6,231,555
Shares:
Sold	1,350,000	300,001
Redeemed	(50,000)	(50,000)
Net Increase (Decrease)	1,300,000	250,001

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal
International Multi-
Factor Index ETF
Period ended
December 31, 2017 (a)
Operations
Net investment income (loss)	$20,457
Net realized gain (loss) on investments	(150)
Change in unrealized appreciation/depreciation of investments and foreign currency	229,887
Net Increase (Decrease) in Net Assets Resulting from Operations	250,194
Dividends and Distributions to Shareholders
From net investment income	(23,000)
Total Dividends and Distributions	(23,000)
Capital Share Transactions
Net increase (decrease) in capital share transactions	15,000,100
Total Increase (Decrease) in Net Assets	15,227,294
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$15,227,294
Undistributed (overdistributed) net investment income (loss)	$(2,543)

Capital Share Transactions
Dollars:
Sold	$15,000,100
Net Increase (Decrease)	$15,000,100
Shares:
Sold	150,001
Net Increase (Decrease)	150,001

(a)	Period from November 8, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Millennials Index ETF
	Period ended	Year ended
	December 31, 2017	June 30, 2017 (a)
Operations
Net investment income (loss)	$16,507	$41,269
Net realized gain (loss) on investments	22,940	522,641
Change in unrealized appreciation/depreciation of investments and foreign currency	1,520,981	432,261
Net Increase (Decrease) in Net Assets Resulting from Operations	1,560,428	996,171
Dividends and Distributions to Shareholders
From net investment income	(49,301)	(23,400)
From net realized gain on investments	(21,947)	(8,081)
Total Dividends and Distributions	(71,248)	(31,481)
Capital Share Transactions
Net increase (decrease) in capital share transactions	1,579,210	6,265,011
Total Increase (Decrease) in Net Assets	3,068,390	7,229,701
Net Assets
Beginning of period	7,229,701	—
End of period (including undistributed net investment income as set forth below)	$10,298,091	$7,229,701
Undistributed (overdistributed) net investment income (loss)	$(6,379)	$26,415

Capital Share Transactions
Dollars:
Sold	$1,579,210	$11,595,881
Redeemed	—	(5,330,870)
Net Increase (Decrease)	$1,579,210	$6,265,011
Shares:
Sold	50,000	450,001
Redeemed	—	(200,000)
Net Increase (Decrease)	50,000	250,001

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Price Setters Index ETF
	Period ended	Period ended
	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$71,803	$84,527
Net realized gain (loss) on investments	20,246	571,389
Change in unrealized appreciation/depreciation of investments and foreign currency	1,086,313	192,950
Net Increase (Decrease) in Net Assets Resulting from Operations	1,178,362	848,866
Dividends and Distributions to Shareholders
From net investment income	(80,051)	(98,450)
From net realized gain on investments	(19,372)	(14,953)
Total Dividends and Distributions	(99,423)	(113,403)
Capital Share Transactions
Net increase (decrease) in capital share transactions	14,117,405	2,492
Total Increase (Decrease) in Net Assets	15,196,344	737,955
Net Assets
Beginning of period	7,257,057	6,519,102
End of period (including undistributed net investment income as set forth below)	$22,453,401	$7,257,057
Undistributed (overdistributed) net investment income (loss)	$(184)	$8,064

Capital Share Transactions
Dollars:
Sold	$14,117,405	$4,208,677
Redeemed	—	(4,206,185)
Net Increase (Decrease)	$14,117,405	$2,492
Shares:
Sold	450,000	150,000
Redeemed	—	(150,000)
Net Increase (Decrease)	450,000	—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal Shareholder Yield Index ETF
	Period ended	Period ended
	December 31, 2017	June 30, 2017
Operations
Net investment income (loss)	$72,697	$136,029
Net realized gain (loss) on investments	5,552	932,347
Change in unrealized appreciation/depreciation of investments and foreign currency	834,021	218,424
Net Increase (Decrease) in Net Assets Resulting from Operations	912,270	1,286,800
Dividends and Distributions to Shareholders
From net investment income	(87,500)	(166,951)
From net realized gain on investments	(4,214)	(8,059)
Total Dividends and Distributions	(91,714)	(175,010)
Capital Share Transactions
Net increase (decrease) in capital share transactions	—	15,551
Total Increase (Decrease) in Net Assets	820,556	1,127,341
Net Assets
Beginning of period	7,290,464	6,163,123
End of period (including undistributed net investment income as set forth below)	$8,111,020	$7,290,464
Undistributed (overdistributed) net investment income (loss)	$(1,324)	$13,479

Capital Share Transactions
Dollars:
Sold	$—	$4,357,982
Redeemed	—	(4,342,431)
Net Increase (Decrease)	$—	$15,551
Shares:
Sold	—	150,000
Redeemed	—	(150,000)
Net Increase (Decrease)	$—	$—

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum
Preferred Securities
Active ETF
Period ended
December 31, 2017 (a)
Operations
Net investment income (loss)	$670,787
Net realized gain (loss) on investments	20,298
Change in unrealized appreciation/depreciation of investments and foreign currency	(123,198)
Net Increase (Decrease) in Net Assets Resulting from Operations	567,887
Dividends and Distributions to Shareholders
From net investment income	(713,401)
From net realized gain on investments	(8,141)
Total Dividends and Distributions	(721,542)
Capital Share Transactions
Net increase (decrease) in capital share transactions	35,032,465
Total Increase (Decrease) in Net Assets	34,878,810
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$34,878,810
Undistributed (overdistributed) net investment income (loss)	$(42,614)

Capital Share Transactions
Dollars:
Sold	$35,032,465
Net Increase (Decrease)	$35,032,465
Shares:
Sold	350,001
Net Increase (Decrease)	350,001

(a)	Period from July 7, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal Sustainable
Momentum
Index ETF
Period ended
December 31, 2017 (a)
Operations
Net investment income (loss)	$11,709
Net realized gain (loss) on investments	101
Change in unrealized appreciation/depreciation of investments and foreign currency	160,187
Net Increase (Decrease) in Net Assets Resulting from Operations	171,997
Dividends and Distributions to Shareholders
From net investment income	(12,000)
Total Dividends and Distributions	(12,000)
Capital Share Transactions
Net increase (decrease) in capital share transactions	3,750,025
Total Increase (Decrease) in Net Assets	3,910,022
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$3,910,022
Undistributed (overdistributed) net investment income (loss)	$(291)

Capital Share Transactions
Dollars:
Sold	$3,750,025
Net Increase (Decrease)	$3,750,025
Shares:
Sold	150,001
Net Increase (Decrease)	150,001

(a)	Period from October 18, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Mega-
Cap Multi-Factor
Index
Period ended
December 31, 2017 (a)
Operations
Net investment income (loss)	$1,853,189
Net realized gain (loss) on investments	116,238
Change in unrealized appreciation/depreciation of investments and foreign currency	20,739,971
Net Increase (Decrease) in Net Assets Resulting from Operations	22,709,398
Dividends and Distributions to Shareholders
From net investment income	(1,904,705)
Total Dividends and Distributions	(1,904,705)
Capital Share Transactions
Net increase (decrease) in capital share transactions	772,186,033
Total Increase (Decrease) in Net Assets	792,990,726
Net Assets
Beginning of period	—
End of period (including undistributed net investment income as set forth below)	$792,990,726
Undistributed (overdistributed) net investment income (loss)	$(51,516)

Capital Share Transactions
Dollars:
Sold	$812,305,070
Redeemed	(40,119,037)
Net Increase (Decrease)	$772,186,033
Shares:
Sold	31,950,001
Redeemed	(1,600,000)
Net Increase (Decrease)	30,350,001

(a)	Period from October 11, 2017, date operations commenced, through December 31, 2017.

See accompanying notes.

Statement of Changes in Net Assets
Principal Exchange-Traded Funds
(unaudited)

	Principal U.S. Small-Cap Multi-Factor
	Index ETF (b)
	Period ended	Year ended
	December 31, 2017	June 30, 2017 (a)
Operations
Net investment income (loss)	$1,508,027	$2,158,163
Net realized gain (loss) on investments	11,403,178	19,169,989
Change in unrealized appreciation/depreciation of investments and foreign currency	11,214,444	14,627,294
Net Increase (Decrease) in Net Assets Resulting from Operations	24,125,649	35,955,446
Dividends and Distributions to Shareholders
From net investment income	(2,098,119)	(1,497,712)
From net realized gain on investments	(159,618)	—
Total Dividends and Distributions	(2,257,737)	(1,497,712)
Capital Share Transactions
Net increase (decrease) in capital share transactions	23,214,467	241,007,831
Total Increase (Decrease) in Net Assets	45,082,379	275,465,565
Net Assets
Beginning of period	275,465,565	—
End of period (including undistributed net investment income as set forth below)	$320,547,944	$275,465,565
Undistributed (overdistributed) net investment income (loss)	$70,359	$660,451

Capital Share Transactions
Dollars:
Sold	$136,953,553	$345,504,287
Redeemed	(113,739,086)	(104,496,456)
Net Increase (Decrease)	$23,214,467	$241,007,831
Shares:
Sold	4,550,000	13,200,001
Redeemed	(3,750,000)	(3,650,000)
Net Increase (Decrease)	800,000	9,550,001

(a)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(b)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to U.S. Small-Cap Multi-Factor Index ETF.

See accompanying notes.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

1. Organization

The Principal Exchange-Traded Funds (the “Trust”) is a statutory trust organized under the laws of the State of Delaware in 2013 and is authorized to have multiple series or portfolios. The Trust is an open — end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of twelve series, the Principal Active Global Dividend Income ETF, Principal Contrarian Value Index ETF, Principal EDGE Active Income ETF, Principal Healthcare Innovators Index ETF, Principal International Multi-Factor Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Spectrum Preferred Securities Active ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF (the “Funds”). The Funds are “diversified”, and as such, the Funds’ investments are required to meet certain diversification requirements under the 1940 Act. The shares of the Funds are referred to herein as “Shares”.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services — Investment Companies. Each of the Funds was an investment company at all times during the year. The Funds have not provided financial support, and are not contractually required to provide financial support to any investee.

On May 1, 2017 Principal Management Corporation was merged into Principal Global Investors, LLC (the “Advisor”). The merger did not involve a change in actual control or management with respect to the investment adviser of the Funds.

Effective October 27, 2017, Principal U.S. Small-Cap Index ETF changed its name to U.S. Small-Cap Multi-Factor Index ETF.

The Trust issues and redeems Shares at net asset value (“NAV”) only with Authorized Participants (“APs”) and only in aggregations of 50,000 Shares (each a “Creation Unit” or a “Creation Unit Aggregation”), which is subject to change. Each Fund issues and redeems Creation Units in exchange for portfolio securities and/or cash, plus a fixed and/or variable transaction fee.

Shares of the Principal Active Global Dividend Income ETF are listed on the Bats BZX Exchange (the “Exchange”). Shares of the Principal EDGE Active Income ETF are listed on the NYSE Arca, Inc. (“NYSE Arca” or the “Exchange”). Shares of the Principal Contrarian Value Index ETF, Principal Healthcare Innovators Index ETF,Principal International Multi-Factor Index ETF, Principal Millennials Index ETF, Principal Price Setters Index ETF, Principal Shareholder Yield Index ETF, Principal Sustainable Momentum Index ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF, and Principal U.S. Small-Cap Multi-Factor Index ETF are listed on The National Association of Securities Dealers Automated Quotation System (“NASDAQ” or the “Exchange”). Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Principal Healthcare Innovators Index ETF and Principal Millennials Index ETF initial investment and commencement of operations was on August 19, 2016. Principal U.S. Small-Cap Multi-Factor Index ETF initial investment and commencement of operations was on September 21, 2016. Principal Active Global Dividend Income ETF initial investment and commencement of operations was on May 9, 2017. Principal Spectrum Preferred Securities Active ETF initial investment and commencement of operations was July 7, 2017. Principal U.S. Mega-Cap Multi-Factor Index ETF initial investment and commencement of operations was October 11, 2017. Principal Contrarian Value Index ETF and Principal Sustainable Momentum Index ETF initial investment and commencement of operations was October 18, 2017. Principal International Multi-Factor Index ETF initial investment and commencement of operations was November 8, 2017.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

2. Significant Accounting Policies (continued)

The value of foreign securities used in computing the NAV per share is generally determined as of the close of the foreign exchange where the security is principally traded. Significant events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ NAV are reflected in the Funds’ NAV and these securities are valued at fair value as determined in good faith by the Advisor under procedures established and periodically reviewed by the Trust’s Board of Trustees.

Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depository Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine NAV, for example weekends and other customary national U.S. holidays, the Funds’ NAV could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Advisor or any sub-advisor is authorized to make such determinations subject to such oversight by the Trust’s Board of Trustees as may occasionally be necessary.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized over the lives of the respective securities.

Capital Share Transactions. Capital shares are issued and redeemed by the Funds only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of the Funds are not redeemable. Transactions in capital shares for the Funds are disclosed in detail in the statements of changes in net assets.

The consideration for the purchase of Creation Units of a Fund generally consists of a basket of cash and/or securities that the Fund specifies each business day. To offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, APs are subject to standard creation and redemption transaction fees.

Expenses. For all Funds, a unitary investment management and advisory fee is charged. Prior to October 2 2017, expenses directly attributed to Principal EDGE Active Income ETF are charged to Principal EDGE Active Income ETF.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, redemptions-in-kind, REITs, utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

2. Significant Accounting Policies (continued)

Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the Funds intend to qualify as a “regulated investment company” under the Internal Revenue Code and they intend to distribute each year substantially all of their net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of their position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the year ended June 30, 2017, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the last 3 years, once a return is filed. No examinations are in progress at this time.

Foreign Taxes. Certain Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statement of operations.

Investment Company Reporting Modernization. Effective October 13, 2016, the U.S. Securities and Exchange Commission (“SEC”) approved a final rule, Investment Company Reporting Modernization. The SEC adopted new rules and forms as well as amendments to its rules and forms to modernize the reporting and disclosure of information by registered investment companies. As of December 31, 2017, the Funds have adopted the new rules, forms and amendments.

3. Operating Policies

Indemnifications. In a normal course of business, the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve potential future claims against the Funds that have not yet occurred. Based on management’s experience, the risk of loss would be remote.

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Underlying Funds. SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Flexible Income Portfolio, SAM Strategic Growth Portfolio, PVC SAM Balanced Portfolio, PVC SAM Conservative Balanced Portfolio, PVC SAM Flexible Income Portfolio, PVC SAM Strategic Growth Portfolio (collectively the “SAM Portfolios”) invest in Principal Active Global Dividend Income ETF, Principal EDGE Active Income ETF, Principal U.S. Mega-Cap Multi-Factor Index ETF and Principal U.S. Small-Cap Multi-Factor Index ETF (the “underlying funds”).

An underlying fund to the SAM Portfolios may experience relatively large redemptions or purchases as the SAM Portfolios periodically reallocate or rebalance their assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when the SAM Portfolios reallocate or redeem significant assets away from an underlying fund, the loss of assets to the underlying fund could result in increased expense ratios for that fund.

The Advisor is the advisor to the SAM Portfolios and the underlying funds. The Advisor is committed to minimizing the potential impact of underlying fund risk on underlying funds to the extent consistent with pursuing the investment objectives of the SAM Portfolios which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

As of December 31, 2017, the SAM Portfolios owned 99.56%, in the aggregate, of the outstanding shares of Principal Active Global Dividend Income ETF, 93.25% of Principal EDGE Active Income ETF, 99.84% of Principal U.S. Mega-Cap Multi-Factor Index ETF and 99.03% of Principal U.S. Small-Cap Multi-Factor Index ETF.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

3. Operating Policies (continued)

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the NAV of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the United States Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. FNMA purchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to the timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following market, income and/or cost approches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 — Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds and municipal bonds.

Level 3 — Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

4. Fair Valuation (continued)

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’ own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, to the extent available.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices.

Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Advisor under procedures established and periodically reviewed by the Fund’s Board of Trustees. The Advisor has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Trustees. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of the Funds’ assets and liabilities. During the period, there were no transfers between Level 1 and Level 2 or into/out of Level 3. In addition, at the end of the period, the Funds did not have a Level 3 balance.

The following is a summary of the inputs used as of December 31, 2017 in valuing the Funds’ securities carried at value:

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Active Global Dividend Income ETF
Common Stocks*	$616,863,121	$—	$—	$616,863,121
Total investments in securities	$616,863,121	$—	$—	$616,863,121
Principal Contrarian Value Index ETF
Common Stocks*	$3,926,136	$—	$—	$3,926,136
Total investments in securities	$3,926,136	$—	$—	$3,926,136
Principal EDGE Active Income ETF
Common Stocks*	$67,834,646	$—	$—	$67,834,646
Preferred Stocks*	14,490,795	—	—	14,490,795
Bonds*	—	187,796,387	—	187,796,387
U.S. Government & Government
Agency Obligations*	—	15,770,722	—	15,770,722
Total investments in securities	$82,325,441	$203,567,109	$—	$285,892,550

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

4. Fair Valuation (continued)

		Level 2 —
		Other	Level 3 —
	Level 1 —	Significant	Significant
	Quoted	Observable	Unobservable	Totals
Fund	Prices	Inputs	Inputs	(Level 1,2,3)
Principal Healthcare Innovators Index ETF
Common Stocks*	$48,434,486	$—	$—	$48,434,486
Total investments in securities	$48,434,486	$—	$—	$48,434,486
Principal International Multi-Factor Index ETF
Common Stocks*	$15,120,796	$—	$—	$15,120,796
Preferred Stocks*	63,251	—	—	63,251
Total investments in securities	$15,184,047	$—	$—	$15,184,047
Principal Millennials Index ETF
Common Stocks*	$10,285,796	$—	$—	$10,285,796
Total investments in securities	$10,285,796	$—	$—	$10,285,796
Principal Price Setters Index ETF
Common Stocks*	$22,406,499	$—	$—	$22,406,499
Total investments in securities	$22,406,499	$—	$—	$22,406,499
Principal Shareholder Yield Index ETF
Common Stocks*	$8,090,424	$—	$—	$8,090,424
Total investments in securities	$8,090,424	$—	$—	$8,090,424
Principal Spectrum Preferred Securities Active ETF
Bonds*	$—	$34,122,029	$—	$34,122,029
Total investments in securities	$—	$34,122,029	$—	$34,122,029
Principal Sustainable Momentum Index ETF
Common Stocks*	$3,900,337	$—	$—	$3,900,337
Total investments in securities	$3,900,337	$—	$—	$3,900,337
Principal U.S. Mega-Cap Multi-Factor Index ETF
Common Stocks*	$791,469,275	$—	$—	$791,469,275
Total investments in securities	$791,469,275	$—	$—	$791,469,275
Principal U.S. Small-Cap Multi-Factor Index ETF
Common Stocks*	$319,752,128	$—	$—	$319,752,128
Total investments in securities	$319,752,128	$—	$—	$319,752,128

* For additional detail regarding sector classifications, please see the Schedules of Investments.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Advisor computed at an annual percentage rate of each of the Funds’ average daily net assets. A portion of the management fee is paid by the Advisor to the sub-advisor of the Funds. The management fee schedule for the Funds is as follows:

	First	Next	Next	Over
Fund	$500 Million	$500 Million	$500 Million	$1.5 Billion
Principal EDGE Active Income ETF*	0.75%	0.73%	0.71%	0.70%
Principal Healthcare Innovators Index ETF	0.42%	0.40%	0.38%	0.37%
Principal Millennials Index ETF	0.45%	0.43%	0.41%	0.40%
Principal Price Setters Index ETF	0.40%	0.38%	0.36%	0.35%
Principal Shareholder Yield Index ETF	0.40%	0.38%	0.36%	0.35%

* Period from July 1, 2017 through October 1, 2017

Fund				All Assets
Principal Active Global Dividend Income ETF				0.58%
Principal Contrarian Value Index ETF				0.29%
Principal EDGE Active Income ETF				0.65%*
Principal International Multi-Factor Index ETF				0.39%
Principal Spectrum Preferred Securities Active ETF				0.55%
Principal Sustainable Momentum Index ETF				0.29%
Principal U.S. Mega-Cap Multi-Factor Index ETF				0.15%
Principal U.S. Small-Cap Multi-Factor Index ETF				0.38%

*	Period from October 2, 2017 through December 31, 2017.

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

The Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, and other extraordinary expenses) of the Principal EDGE Active Income ETF to maintain a total level of operating expense (expressed as percent of average net assets on an annualized basis) not to exceed 0.65% (for the period from July 1, 2017 through October 1, 2017).

In addition, the Advisor has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits.

The limits are expressed as a percentage of average daily net assets attributable to each Fund on an annualized basis during the reporting period. The expense limits will expire on October 31, 2018.

Principal Price Setters Index ETF	0.29%
Principal Shareholder Yield Index ETF	0.29%
Principal U.S. Mega-Cap Multi-Factor Index ETF	0.12%*
* Period from October 11, 2017 through December 31, 2017.

Affiliated Ownership. At December 31, 2017, Principal Financial Services, Inc. (an affiliate of the Advisor) owned shares of the Funds as follows (amounts in thousands):

Fund	Shares
Principal Contrarian Value Index ETF	119,905
Principal Healthcare Innovators Index ETF	200,001
Principal International Multi-Factor Index ETF	140,015
Principal Millennials Index ETF	200,001
Principal Price Setters Index ETF	200,001
Principal Shareholder Yield Index ETF	200,001
Principal Spectrum Preferred Securities Active ETF	294,004
Principal Sustainable Momentum Index ETF	119,905

6. Investment Transactions

For the December 31, 2017, the cost of investment securities purchased and proceeds from investment securities sold (not including short-Term investments and in-kind transactions) by the Funds were as follows:

	Non-U.S. Government		U.S. Government
Fund	Purchases	Sales	Purchases	Sales
Principal Active Global Dividend Income ETF	$52,371,076	$51,036,805	$—	$—
Principal Contrarian Value Index	25,152	13,126	—	—
Principal EDGE Active Income ETF	19,575,421	16,952,881	—	—
Principal Healthcare Innovators Index ETF	1,711,988	1,992,755	—	—
Principal International Multi-Factor Index ETF	810,415	189,266	—	—
Principal Millennials Index ETF	346,592	396,451	—	—
Principal Price Setters Index ETF	186,741	233,025	—	—
Principal Shareholder Yield Index ETF	87,970	81,674	—	—
Principal Spectrum Preferred Securities Active ETF	39,205,313	5,436,634	—	—
Principal Sustainable Momentum Index ETF	25,823	3,719	—	—
Principal U.S. Mega-Cap Multi- Factor Index ETF	31,777,303	33,212,244	—	—
Principal U.S. Small-Cap Multi- Factor Index ETF	112,853,884	112,973,299	—	—

For the December 31, 2017, in-kind transactions were as follows:

Fund		Purchases		Sales
Principal Active Global Dividend Income ETF		$147,804,285		$—
Principal Contrarian Value Index ETF		3,722,577		—
Principal Healthcare Innovators Index ETF		40,369,828		1,367,967
Principal International Multi-Factor Index ETF		14,333,967		—
Principal Millennials Index ETF		1,584,145		—
Principal Price Setters Index ETF		14,120,013		—
Principal Sustainable Momentum Index ETF		3,717,945		—
Principal U.S. Mega-Cap Multi-Factor Index ETF		812,253,489		40,205,483
Principal U.S. Small-Cap Multi-Factor Index ETF		136,923,060		113,864,480

Notes to Financial Statements
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid to shareholders for the periods ended June 30, 2017, and December 31, 2017 was as follows:

	Ordinary Income		Long-Term Capital Gain*
	Period ended	Year ended	Period ended	Year ended
Fund	December 31, 2017	June 30, 2017	December 31, 2017	June 30, 2017
Principal Active Global Dividend Income ETF	$6,898,522	$—	$2,878,358	$—
Principal Contrarian Value Index ETF	17,100	—	—	—
Principal EDGE Active Income ETF	7,736,427	13,513,547	3,162,212	—
Principal Healthcare Innovators Index ETF	79,577	—	—	—
Principal International Multi-Factor Index ETF	23,000	—	—	—
Principal Millennials Index ETF	49,300	31,481	21,947	—
Principal Price Setters Index ETF	80,051	113,278	19,372	125
Principal Shareholder Yield Index ETF	87,500	174,521	4,214	489
Principal Spectrum Preferred Securities Active ETF	713,401	—	8,141	—
Principal Sustainable Momentum Index ETF	12,000	—	—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,904,705	—	—	—
Principal U.S. Small-Cap Multi-Factor Index ETF	2,098,119	1,497,712	159,618	—

*	The Funds designate these distributions as long-Term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income)

For U.S. federal income tax purposes, short-Term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of June 30, 2017, the components of distributable earnings on a federal income tax basis were:

	Undistributed	Undistributed	Unrealized
	Ordinary	Long-Term	Appreciation/	Capital Loss
Fund	Income	Capital Gains	(Depreciation)	Carryforward
Principal Active Global Dividend Income ETF	$2,366,935	$—	$2,191,938	$—
Principal EDGE Active Income ETF	2,827,999	424,674	13,333,195	(258,855)
Principal Healthcare Innovators Index ETF	64,403	—	540,167	—
Principal Millennials Index ETF	33,240	—	425,042	—
Principal Price Setters Index ETF	8,064	—	385,149	—
Principal Shareholder Yield Index ETF	13,479	—	86,021	—
Principal U.S. Small-Cap Multi-Factor Index ETF	820,066	—	14,626,196	—

Capital Loss Carryforwards. As of June 30, 2017, the following Fund had net realized capital loss carryforwards, for U.S. federal income tax purposes, available to be used to offset future realized capital gains:

	Unlimited Losses	Unlimited Losses
Fund	Short-Term	Long-Term	Total
Principal EDGE Active Income ETF	$258,855	$ —	$258,855

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended June 30, 2017, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying Statement of Changes in Net Assets as from net investment income, from net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended June 30, 2017, the Funds recorded reclassifications as follows:

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on
Fund	Investment Income	Investment	Paid In Capital
Principal Active Global Dividend Income ETF	$904	$(904)	$—
Principal EDGE Active Income ETF	322,291	(320,657)	(1,634)
Principal Healthcare Innovators Index ETF	17,255	(321,228)	303,973

	Notes to Financial Statements
	Principal Exchange-Traded Funds
	December 31, 2017 (unaudited)

7. Federal Tax Information (continued)

	Accumulated	Accumulated Net
	Undistributed Net	Realized Gain on
Fund	Investment Income	Investment	Paid In Capital
Principal Millennials Index ETF	$8,546	$(514,954)	$506,408
Principal Price Setters Index ETF	—	(556,757)	556,757
Principal Shareholder Yield Index ETF	(1,820)	(923,568)	925,388
Principal U.S. Small-Cap Multi-Factor Index ETF	—	(19,011,472)	19,011,472

Federal Income Tax Basis. As of December 31, 2017, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by each Fund was as follows:

			Net	Cost for
			Unrealized	Federal
	Unrealized	Unrealized	Appreciation	Income Tax
Fund	Appreciation	Depreciation	(Depreciation)	Purposes
Principal Active Global Dividend Income ETF	$56,499,851	$(6,494,097)	$50,005,754	$566,857,367
Principal Contrarian Value Index ETF	260,241	(72,360)	187,881	3,738,255
Principal EDGE Active Income ETF	19,445,136	(5,561,495)	13,883,641	272,008,909
Principal Healthcare Innovators Index ETF	5,675,243	(2,884,174)	2,791,069	45,643,417
Principal International Multi-Factor Index ETF	460,404	(230,691)	229,713	14,954,334
Principal Millennials Index ETF	2,195,079	(241,921)	1,953,158	8,332,638
Principal Price Setters Index ETF	1,626,701	(154,918)	1,471,783	20,934,716
Principal Shareholder Yield Index ETF	1,174,962	(254,363)	920,599	7,169,825
Principal Spectrum Preferred Securities Active
ETF	145,546	(268,744)	(123,198)	34,245,227
Principal Sustainable Momentum Index ETF	218,619	(58,432)	160,187	3,740,150
Principal U.S. Mega-Cap Multi- Factor Index ETF	24,135,816	(3,395,845)	20,739,971	770,729,304
Principal U.S. Small-Cap Multi- Factor Index ETF	35,312,110	(9,470,372)	25,841,738	293,910,390

8. Subsequent Events

Management has evaluated events or transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

     Schedule of Investments Principal Active Global Dividend Income ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 98.47%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 2.21%			Multi-National — 1.41%
Boeing Co/The	46,912	$13,834,818	Banco Latinoamericano de Comercio Exterior SA	329,151	$8,854,162

Airlines — 0.97%			Oil & Gas — 7.31%
Alaska Air Group Inc	82,496	6,064,281	Chevron Corp	118,669	14,856,172
			Royal Dutch Shell PLC, Class B	460,420	15,593,750
Auto Manufacturers — 3.57%
			Vermilion Energy Inc	422,584	15,356,911
Nissan Motor Co Ltd	1,002,400	9,995,087
PACCAR Inc	173,557	12,336,431			$45,806,833
		$22,331,518	Oil & Gas Services — 1.09%
			Schlumberger Ltd	101,242	6,822,698
Auto Parts & Equipment — 5.12%
Autoliv Inc	51,413	6,533,564	Pharmaceuticals — 7.80%
Bridgestone Corp	315,000	14,643,621	GlaxoSmithKline PLC	554,338	9,898,118
Magna International Inc	192,245	10,895,413	Novo Nordisk A/S, Class B	232,619	12,540,664
		$32,072,598	Pfizer Inc	406,420	14,720,532
			Roche Holding AG	46,350	11,724,845
Banks — 7.91%
Banco Bilbao Vizcaya Argentaria SA	696,189	5,940,809			$48,884,159
BNP Paribas SA	173,801	12,981,304	Real Estate — 2.10%
ING Groep NV	464,920	8,548,805	Daito Trust Construction Co Ltd	64,400	13,131,484
JPMorgan Chase & Co	116,201	12,426,535
PacWest Bancorp	191,269	9,639,958	REITs — 2.49%
			Annaly Capital Management Inc	509,973	6,063,579
		$49,537,411	Omega Healthcare Investors Inc	345,247	9,508,102
Beverages — 4.37%					$15,571,681
Ambev SA ADR	1,901,801	12,285,634
Diageo PLC	409,426	15,063,442	Retail — 1.22%
			Nordstrom Inc	161,611	7,657,129
		$27,349,076
			Semiconductors — 5.61%
Biotechnology — 0.95%			Microchip Technology Inc	210,749	18,520,622
CSL Ltd	54,099	5,964,381	Taiwan Semiconductor Manufacturing Co Ltd
Chemicals — 4.51%			ADR	419,722	16,641,977
Croda International PLC	198,363	11,848,355			$35,162,599
Givaudan SA	4,200	9,706,399
Incitec Pivot Ltd	1,256,699	3,824,105	Software — 6.49%
Petronas Chemicals Group Bhd	1,500,000	2,853,966	Broadridge Financial Solutions Inc	59,513	5,390,687
			j2 Global Inc	130,154	9,765,455
		$28,232,825	Microsoft Corp	232,619	19,898,229
Commercial Services — 4.32%			SAP SE	50,000	5,606,296
Experian PLC	364,177	8,044,112			$40,660,667
RELX NV	232,619	5,349,100
Ritchie Bros Auctioneers Inc	456,475	13,662,296	Telecommunications — 3.59%
			BCE Inc	278,969	13,400,277
		$27,055,508	MTN Group Ltd	326,596	3,605,820
Computers — 2.32%			Telenor ASA	104,723	2,243,536
Apple Inc	86,051	14,562,411	Vodacom Group Ltd	272,818	3,212,296
Construction Materials — 1.70%					$22,461,929
James Hardie Industries PLC	603,939	10,659,078	Toys, Games & Hobbies — 1.34%
Diversified Financial Services — 2.37%			Hasbro Inc	92,415	8,399,599
Deutsche Boerse AG	127,751	14,837,693	Transportation — 1.74%
Electric — 1.47%			Union Pacific Corp	81,450	10,922,445
CLP Holdings Ltd	900,000	9,209,827
			TOTAL COMMON STOCKS		$616,863,121
Electronics — 1.97%
TE Connectivity Ltd	129,937	12,349,212	Total Investments		$616,863,121
			Other Assets and Liabilities — 1.53%		$9,558,618
Food — 3.22%			TOTAL NET ASSETS — 100%		$626,421,739
B&G Foods Inc	256,811	9,026,907
Danone SA	132,401	11,112,344
		$20,139,251	Portfolio Summary (unaudited)
Gas — 1.88%			Country		Percent
Rubis SCA	166,682	11,795,604	United States		37.54%
Household Products/Wares — 2.71%			United Kingdom		11.28%
Avery Dennison Corp	50,334	5,781,363	Canada		8.89%
Reckitt Benckiser Group PLC	119,987	11,208,818	Japan		6.03%
			France		5.73%
		$16,990,181	Switzerland		5.23%
Insurance — 4.33%			Netherlands		3.85%
Beazley PLC	1,278,527	9,226,562	Germany		3.26%
Chubb Ltd	45,240	6,610,921	Taiwan		2.66%
Swiss Re AG	120,701	11,302,752	Denmark		2.00%
		$27,140,235	Brazil		1.96%
			Ireland		1.70%
Machinery — Diversified — 0.38%			Australia		1.56%
AG Growth International Inc	56,601	2,401,828

See accompanying notes.

Schedule of Investments
Principal Active Global Dividend Income ETF
December 31, 2017 (unaudited)

Portfolio Summary (continued)
Country	Percent
Hong Kong	1.47%
Panama	1.41%
South Africa	1.09%
Sweden	1.04%
Spain	0.95%
Malaysia	0.46%
Norway	0.36%
Other Assets & Liabilities	1.53%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.69%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 1.68%			Computers (continued)
Curtiss-Wright Corp	69	$8,408	Hewlett Packard Enterprise Co	1,708	$24,527
L3 Technologies Inc	95	18,796	NetApp Inc	162	8,962
Spirit AeroSystems Holdings Inc, Class A (a)	108	9,423	Teradata Corp (a)	216	8,307
Teledyne Technologies Inc (a)	120	21,738
					$66,279
United Technologies Corp	60	7,654
			Construction Materials — 2.76%
		$66,019
			Fortune Brands Home & Security Inc	117	8,008
Agriculture — 0.49%			Louisiana-Pacific Corp (a)	962	25,262
Archer-Daniels-Midland Co	482	19,319	Martin Marietta Materials Inc	31	6,852
Airlines — 1.56%			Owens Corning	385	35,397
			USG Corp (a)	672	25,912
Alaska Air Group Inc	69	5,072
Delta Air Lines Inc	315	17,640	Vulcan Materials Co	57	7,317
JetBlue Airways Corp (a)	1,125	25,133			$108,748
Spirit Airlines Inc (a)	300	13,455
			Distribution/Wholesale — 0.51%
		$61,300	LKQ Corp (a)	498	20,254

Apparel — 1.28%			Diversified Financial Services — 0.88%
Columbia Sportswear Co	288	20,701	Ally Financial Inc	741	21,608
Ralph Lauren Corp	285	29,552	E*TRADE Financial Corp (a)	144	7,138
		$50,253	Invesco Ltd	156	5,700
Auto Manufacturers — 0.18%					$34,446
PACCAR Inc	102	7,250	Electric — 0.57%
Auto Parts & Equipment — 0.99%			MDU Resources Group Inc	827	22,230
BorgWarner Inc	376	19,210
			Electrical Components & Equipment — 0.23%
Lear Corp	111	19,609
			AMETEK Inc	126	9,131
		$38,819
			Electronics — 6.54%
Banks — 3.53%			Agilent Technologies Inc	132	8,840
Bank of New York Mellon Corp/The	246	13,249	Arrow Electronics Inc (a)	312	25,088
BankUnited Inc	126	5,131	Avnet Inc	489	19,374
BB&T Corp	243	12,082	Corning Inc	813	26,008
Comerica Inc	69	5,990	FLIR Systems Inc	429	20,000
Huntington Bancshares Inc	354	5,154
JPMorgan Chase & Co	131	14,009	Garmin Ltd	306	18,229
KeyCorp	621	12,526	Gentex Corp	747	15,650
M&T Bank Corp	30	5,130	Jabil Inc	889	23,336
PacWest Bancorp	90	4,536	National Instruments Corp	210	8,742
Popular Inc	378	13,415	PerkinElmer Inc	291	21,278
			Sensata Technologies Holding NV (a)	165	8,433
State Street Corp	63	6,149
SunTrust Banks Inc	279	18,021	SYNNEX Corp	194	26,374
Umpqua Holdings Corp	885	18,408	TE Connectivity Ltd	213	20,244
Wells Fargo & Co	87	5,278	Trimble Inc (a)	216	8,778
			Woodward Inc	96	7,348
		$139,078
					$257,722
Biotechnology — 1.84%
Alexion Pharmaceuticals Inc (a)	122	14,590	Engineering & Construction — 1.74%
Alnylam Pharmaceuticals Inc (a)	132	16,770	EMCOR Group Inc	255	20,846
Amgen Inc	39	6,782	Fluor Corp	405	20,918
Bio-Rad Laboratories Inc, Class A (a)	116	27,686	Jacobs Engineering Group Inc	403	26,582
United Therapeutics Corp (a)	45	6,658
					$68,346
		$72,486	Entertainment — 0.14%
Chemicals — 3.12%			Cinemark Holdings Inc	162	5,641
AdvanSix Inc (a)	576	24,232
			Environmental Control — 1.47%
Albemarle Corp	156	19,951	Clean Harbors Inc (a)	270	14,634
Ashland Global Holdings Inc	384	27,341
Cabot Corp	270	16,629	Republic Services Inc	366	24,745
			Stericycle Inc (a)	273	18,562
Eastman Chemical Co	282	26,124
PolyOne Corp	201	8,744			$57,941
		$123,021	Food — 3.38%
Commercial Services — 2.76%			B&G Foods Inc	159	5,589
AMERCO	41	15,494	Flowers Foods Inc	351	6,778
CoreLogic Inc (a)	406	18,761	Ingredion Inc	57	7,969
CoStar Group Inc (a)	33	9,799	JM Smucker Co/The	161	20,003
ManpowerGroup Inc	164	20,682	Kraft Heinz Co/The	246	19,129
PayPal Holdings Inc (a)	159	11,706	Mondelez International Inc, Class A	357	15,279
Quanta Services Inc (a)	608	23,779	Performance Food Group Co (a)	666	22,044
WEX Inc (a)	60	8,474	Pinnacle Foods Inc	117	6,958
		$108,695	Tyson Foods Inc, Class A	363	29,428
Computers — 1.68%					$133,177
Cognizant Technology Solutions Corp, Class A (a)	114	8,096	Hand/Machine Tools — 0.54%
DST Systems Inc	264	16,387	Stanley Black & Decker Inc	125	21,211

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products — 3.79%			Machinery — Construction & Mining — 0.77%
Baxter International Inc	309	$19,974	Oshkosh Corp	333	$30,266
Cooper Cos Inc/The	80	17,430
			Machinery — Diversified — 1.27%
Danaher Corp	264	24,504
			AGCO Corp	372	26,572
DENTSPLY SIRONA Inc	358	23,567
			Cummins Inc	45	7,949
Hill-Rom Holdings Inc	237	19,977
			Roper Technologies Inc	33	8,547
Medtronic PLC	279	22,529
			Wabtec Corp	84	6,840
Patterson Cos Inc	345	12,465
Teleflex Inc	36	8,958			$49,908
		$149,404	Media — 2.93%
			Comcast Corp, Class A	420	16,821
Healthcare — Services — 3.92%			Discovery Communications Inc (a)	546	12,220
Aetna Inc	176	31,749	Liberty Broadband Corp (a)	57	4,854
DaVita Inc (a)	228	16,473
Laboratory Corp of America Holdings (a)	159	25,362	News Corp	1,753	28,416
MEDNAX Inc (a)	315	16,833	TEGNA Inc	1,368	19,261
			Time Warner Inc	163	14,910
Quest Diagnostics Inc	164	16,152
Tenet Healthcare Corp (a)	348	5,276	Twenty-First Century Fox Inc, Class A	225	7,769
			Viacom Inc, Class B	363	11,184
Universal Health Services Inc, Class B	179	20,290
WellCare Health Plans Inc (a)	111	22,323			$115,435
		$154,458	Metal Fabrication & Hardware — 0.18%
			Valmont Industries Inc	42	6,966
Holding Companies — Diversified — 0.57%
Leucadia National Corp	843	22,331	Mining — 0.57%
			Freeport-McMoRan Inc (a)	1,173	22,240
Home Builders — 1.77%
DR Horton Inc	703	35,902	Miscellaneous Manufacture — 2.81%
PulteGroup Inc	1,020	33,915	Carlisle Cos Inc	152	17,275
		$69,817	Dover Corp	199	20,097
			Eaton Corp PLC	312	24,651
Home Furnishings — 0.38%			General Electric Co	225	3,926
Whirlpool Corp	89	15,009	Ingersoll-Rand PLC	200	17,838
Household Products — 0.46%			Textron Inc	475	26,880
Edgewell Personal Care Co (a)	306	18,173			$110,667
Insurance — 7.14%			Office & Business Equipment — 0.56%
Aflac Inc	162	14,220	Xerox Corp	762	22,212
Alleghany Corp (a)	26	15,498
			Oil & Gas — 1.30%
Allstate Corp/The	142	14,869
			Anadarko Petroleum Corp	243	13,035
American Financial Group Inc	54	5,861	Murphy USA Inc (a)	105	8,438
American National Insurance Co	140	17,955	Parsley Energy Inc (a)	519	15,279
Assurant Inc	119	12,000
			Pioneer Natural Resources Co	84	14,519
Assured Guaranty Ltd	405	13,717
Berkshire Hathaway Inc, Class B (a)	69	13,677			$51,271
First American Financial Corp	297	16,644	Oil & Gas Services — 0.33%
Hartford Financial Services Group Inc/The	342	19,248	Schlumberger Ltd	195	13,141
Loews Corp	358	17,911
Markel Corp (a)	5	5,696	Packaging & Containers — 1.20%
Old Republic International Corp	804	17,190	Bemis Co Inc	135	6,452
Prudential Financial Inc	152	17,477	Graphic Packaging Holding Co	504	7,787
Reinsurance Group of America Inc	129	20,115	Sonoco Products Co	126	6,695
Travelers Cos Inc/The	42	5,697	WestRock Co	418	26,422
Unum Group	342	18,772			$47,356
White Mountains Insurance Group Ltd	18	15,323	Pharmaceuticals — 1.42%
WR Berkley Corp	69	4,944	Abbott Laboratories	352	20,089
XL Group Ltd	411	14,451	Cardinal Health Inc	84	5,147
		$281,265	Express Scripts Holding Co (a)	222	16,570
			Jazz Pharmaceuticals PLC (a)	51	6,867
Internet — 1.47%
eBay Inc (a)	465	17,549	Pfizer Inc	198	7,171
GrubHub Inc (a)	192	13,786			$55,844
Liberty Ventures (a)	364	19,743
			Real Estate — 0.45%
Symantec Corp	237	6,650	Jones Lang LaSalle Inc	45	6,702
		$57,728	Realogy Holdings Corp	420	11,130
Iron & Steel — 0.47%					$17,832
Steel Dynamics Inc	429	18,503	REITs — 6.30%
Leisure Products & Services — 1.26%			American Homes 4 Rent	492	10,745
Brunswick Corp	114	6,295	Annaly Capital Management Inc	1,500	17,835
Carnival Corp	405	26,880	Apple Hospitality REIT Inc	594	11,648
Vista Outdoor Inc (a)	1,128	16,435	Brandywine Realty Trust	300	5,457
		$49,610	Chimera Investment Corp	867	16,022
			Columbia Property Trust Inc	720	16,524
Lodging — 0.56%			Equity Commonwealth (a)	534	16,292
Hilton Worldwide Holdings Inc	276	22,041	Forest City Realty Trust Inc	219	5,278

See accompanying notes.

     Schedule of Investments Principal Contrarian Value Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
REITs (continued)			Transportation (continued)
Gramercy Property Trust	603	$16,076	Kansas City Southern	254	$26,726
Hudson Pacific Properties Inc	138	4,727	Kirby Corp (a)	327	21,844
Medical Properties Trust Inc	870	11,989	Norfolk Southern Corp	131	18,982
New Residential Investment Corp	987	17,648	Ryder System Inc	297	24,998
Omega Healthcare Investors Inc	153	4,214			$119,107
Physicians Realty Trust	252	4,533
Piedmont Office Realty Trust Inc	524	10,276	TOTAL COMMON STOCKS		$3,926,136
RLJ Lodging Trust	513	11,271
Senior Housing Properties Trust	570	10,915	Total Investments		$3,926,136
SL Green Realty Corp	45	4,542	Other Assets and Liabilities — 0.31%		$12,226
Spirit Realty Capital Inc	1,062	9,112	TOTAL NET ASSETS — 100%		$3,938,362
Starwood Property Trust Inc	510	10,888
Two Harbors Investment Corp	1,102	17,919	(a) Non-income producing security
VEREIT Inc	1,836	14,302

		$248,213	Portfolio Summary (unaudited)
Retail — 6.95%			Sector		Percent
AutoNation Inc (a)	489	25,100
Bed Bath & Beyond Inc	555	12,204	Industrial		24.21%
Best Buy Co Inc	361	24,718	Financial		19.12%
CVS Health Corp	279	20,228	Consumer, Non-cyclical		18.07%
Dick’s Sporting Goods Inc	321	9,226	Consumer, Cyclical		15.58%
Dollar Tree Inc (a)	87	9,336	Technology		8.03%
Foot Locker Inc	90	4,219	Communications		7.76%
GameStop Corp, Class A	918	16,478	Basic Materials		4.16%
Gap Inc/The	273	9,298	Energy		1.63%
Macy’s Inc	474	11,940	Diversified		0.57%
PVH Corp	248	34,028	Utilities		0.56%
Signet Jewelers Ltd	249	14,081	Other Assets and Liabilities		0.31%
Tapestry Inc	177	7,829	TOTAL NET ASSETS		100.00%
Target Corp	114	7,439
Tiffany & Co	72	7,484
Wal-Mart Stores Inc	222	21,922
Walgreens Boots Alliance Inc	183	13,289
Williams-Sonoma Inc	138	7,135
World Fuel Services Corp	627	17,644
		$273,598
Savings & Loans — 0.82%
Investors Bancorp Inc	798	11,077
New York Community Bancorp Inc	762	9,921
People’s United Financial Inc	606	11,332
		$32,330
Semiconductors — 3.55%
Cirrus Logic Inc (a)	126	6,534
Intel Corp	435	20,080
IPG Photonics Corp (a)	58	12,419
Marvell Technology Group Ltd	1,440	30,917
Microsemi Corp (a)	129	6,663
ON Semiconductor Corp (a)	1,051	22,008
QUALCOMM Inc	279	17,861
Teradyne Inc	557	23,322
		$139,804
Software — 2.23%
Activision Blizzard Inc	348	22,035
Akamai Technologies Inc (a)	108	7,024
ANSYS Inc (a)	63	9,298
CA Inc	702	23,363
Oracle Corp	159	7,518
Synopsys Inc (a)	219	18,668
		$87,906
Telecommunications — 3.36%
AT&T Inc	537	20,879
CenturyLink Inc	927	15,462
Cisco Systems Inc	663	25,393
Juniper Networks Inc	801	22,829
Telephone & Data Systems Inc	838	23,296
ViaSat Inc (a)	327	24,476
		$132,335
Transportation — 3.03%
CSX Corp	324	17,823
FedEx Corp	35	8,734

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 23.28%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 0.03%			Semiconductors — 0.36%
Lockheed Martin Corp	236	$75,768	Microchip Technology Inc	11,891	$1,044,981

Banks — 5.70%			Telecommunications — 0.57%
Bank of Hawaii Corp	21,255	1,821,553	BCE Inc	34,531	1,657,833
Bank of Nova Scotia/The	31,780	2,050,763
			Toys, Games & Hobbies — 0.36%
Columbia Banking System Inc	45,092	1,958,796
			Hasbro Inc	11,609	1,055,142
Cullen / Frost Bankers Inc	18,390	1,740,614
East West Bancorp Inc	31,344	1,906,656
JPMorgan Chase & Co	17,647	1,887,170
PacWest Bancorp	32,842	1,655,237	TOTAL COMMON STOCKS		$67,834,646
US Bancorp	34,346	1,840,259	PREFERRED STOCKS — 4.97%	Shares Held	Value
Washington Trust Bancorp Inc	32,681	1,740,263	Banks — 1.63%
		$16,601,311	Bank of America Corp 6.00%; Series EE (b)	10,000	271,900
			Bank of America Corp 6.50%; Series Y (b)	20,000	540,400
Chemicals — 0.36%			Goldman Sachs Group Inc/The 6.20%;
DowDuPont Inc	14,714	1,047,931	Series B (b)	40,000	1,035,200
Computers — 0.48%			Merrill Lynch Capital Trust I
Apple Inc	8,215	1,390,225	6.45%, 12/15/2066; Series K (c)	15,000	391,350
			Merrill Lynch Capital Trust III (3-month USD
Diversified Financial Services — 0.97%			LIBOR + 1.67%),
BGC Partners Inc, Class A	115,264	1,741,639	7.38% , 09/15/2067 (d)	15,000	407,550
BlackRock Inc	2,144	1,101,394	Morgan Stanley (3-month USD LIBOR +
		$2,843,033	3.71%), 6.38%; Series I (b),(d)	25,000	696,250
Electric — 1.57%			Morgan Stanley (3-month USD LIBOR +
ALLETE Inc	18,784	1,396,778	4.32%), 7.13%; Series E (b),(d)	35,000	1,013,600
WEC Energy Group Inc	26,831	1,782,383	Wells Fargo & Co 5.63%; Series Y (b)	15,000	389,100
Xcel Energy Inc	28,816	1,386,338			$4,745,350
		$4,565,499	Diversified Financial Services — 0.14%
Electronics — 0.21%			General Electric Co
Garmin Ltd	10,425	621,017	4.88%, 10/15/2052	17,000	423,300

Food — 0.77%			Electric — 0.41%
B&G Foods Inc	34,030	1,196,155	Duke Energy Corp
Kraft Heinz Co/The	13,571	1,055,281	5.13%, 01/15/2073	16,000	405,600
		$2,251,436	Entergy Mississippi Inc
			4.90%, 10/01/2066	15,000	377,250
Housewares — 0.24%			NextEra Energy Capital Holdings Inc
Tupperware Brands Corp	11,414	715,658	5.13%, 11/15/2072; Series I	16,000	399,520
Machinery — Diversified — 0.38%					$1,182,370
Deere & Co	7,070	1,106,526	Hand/Machine Tools — 0.22%
Oil & Gas — 3.21%			Stanley Black & Decker Inc
Chevron Corp	13,396	1,677,045	5.75%, 07/25/2052	25,000	630,500
Exxon Mobil Corp	19,826	1,658,247	Insurance — 0.17%
HollyFrontier Corp	44,793	2,294,298	Prudential Financial Inc
Marathon Petroleum Corp	27,433	1,810,029	5.75%, 12/15/2052	20,000	505,000
Occidental Petroleum Corp	25,900	1,907,794
		$9,347,413	REITs — 2.29%
			Boston Properties Inc 5.25% (b)	20,000	506,400
Pharmaceuticals — 1.67%			Digital Realty Trust Inc 7.38%; Series H (b)	55,000	1,466,850
Abbott Laboratories	19,774	1,128,502	Kimco Realty Corp 5.13%; Series L (b)	5,000	123,700
Johnson & Johnson	9,970	1,393,008	Kimco Realty Corp 6.00%; Series I (b)	15,000	377,850
Merck & Co Inc	19,514	1,098,053	PS Business Parks Inc 5.20%; Series W (b)	39,000	984,750
Pfizer Inc	34,418	1,246,620	PS Business Parks Inc 6.00%; Series T (b)	11,143	278,575
		$4,866,183	Public Storage 4.90%; Series E (b)	15,000	373,350
			Public Storage 6.38%; Series Y (b)	35,000	931,000
Pipelines — 1.51%			Ventas Realty LP / Ventas Capital Corp
EnLink Midstream LLC	86,842	1,528,419	5.45%, 03/15/2043	15,000	376,800
Plains GP Holdings LP, Class A (a)	47,902	1,051,449
			Vornado Realty Trust 6.63%; Series I (b)	50,000	1,255,000
Targa Resources Corp	37,671	1,824,030
					$6,674,275
		$4,403,898
			Telecommunications — 0.11%
REITs — 4.89%			Qwest Corp
AGNC Investment Corp	55,317	1,116,850	6.13%, 06/01/2053	15,000	330,000
Annaly Capital Management Inc	115,836	1,377,290
Colony NorthStar Inc, Class A	133,339	1,521,398
CYS Investments Inc	108,360	870,131
			TOTAL PREFERRED STOCKS		$14,490,795
Digital Realty Trust Inc	15,630	1,780,257
EPR Properties	21,141	1,383,890		Principal
Gramercy Property Trust	59,338	1,581,951	BONDS — 64.43%	Amount	Value
Medical Properties Trust Inc	115,128	1,586,464	Banks — 3.61%
Omega Healthcare Investors Inc	43,341	1,193,611	Bank of America Corp (3-month USD LIBOR +
Pebblebrook Hotel Trust	49,205	1,828,950	3.63%),
		$14,240,792	8.00%, 12/31/2049 (b),(d)	$5,000,000	$5,017,000

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

December 31, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount	Value	BONDS (continued)	Amount	Value
Banks (continued)			Home Builders (continued)
Citigroup Inc			PulteGroup Inc
6.68%, 09/13/2043	$1,000,000	$1,383,962	6.38%, 05/15/2033	$4,000,000	$4,480,000
JPMorgan Chase & Co (3-month USD LIBOR +					$6,755,000
3.25%),
5.15%, 12/29/2049 (b),(d)	4,000,000	4,135,200	Insurance — 1.52%
			MetLife Inc
		$10,536,162	9.25%, 04/08/2038 (e)	3,000,000	4,425,000
Chemicals — 1.47%
Kraton Polymers LLC / Kraton Polymers Capital			Internet — 0.37%
Corp			VeriSign Inc
7.00%, 04/15/2025 (e)	4,000,000	4,280,000	5.25%, 04/01/2025	1,000,000	1,088,750

Commercial Services — 1.06%			Iron & Steel — 1.88%
Avis Budget Car Rental LLC / Avis Budget			Allegheny Technologies Inc
Finance Inc			7.88%, 08/15/2023	3,000,000	3,241,860
5.50%, 04/01/2023	3,000,000	3,075,000	ArcelorMittal
			6.75%, 02/25/2022	2,000,000	2,225,000
Computers — 1.13%					$5,466,860
Dell International LLC / EMC Corp
6.02%, 06/15/2026 (e)	3,000,000	3,307,855	Lodging — 1.09%
			Boyd Gaming Corp
Diversified Financial Services — 1.17%			6.88%, 05/15/2023	3,000,000	3,180,000
Jefferies Group LLC
6.25%, 01/15/2036	3,000,000	3,411,494	Media — 6.26%
			CCO Holdings LLC / CCO Holdings Capital Corp
Electric — 4.43%			5.13%, 05/01/2027 (e)	1,000,000	985,000
Emera Inc			5.75%, 01/15/2024	2,000,000	2,055,000
(3-month USD LIBOR + 5.44%),			CSC Holdings LLC
6.75%, 06/15/2076 (d)	3,000,000	3,375,000
			6.75%, 11/15/2021	3,000,000	3,217,500
GenOn Energy Inc			DISH DBS Corp
0.00%, 10/15/2020 (a),(f)	3,100,000	2,449,000
			5.88%, 11/15/2024	4,000,000	3,895,000
NRG Energy Inc			Sirius XM Radio Inc
6.25%, 07/15/2022	1,000,000	1,040,000	5.38%, 04/15/2025 (e)	4,000,000	4,165,000
6.25%, 05/01/2024	2,000,000	2,095,000	Viacom Inc
PPL Capital Funding Inc			(3-month USD LIBOR + 3.90%),
(3-month USD LIBOR + 2.67%),			5.88%, 02/28/2057 (d)	2,000,000	1,967,500
4.36%, 03/30/2067 (d)	4,000,000	3,950,000
			(3-month USD LIBOR + 3.90%),
		$12,909,000	6.25%, 02/28/2057 (d)	2,000,000	1,952,500
Engineering & Construction — 0.73%					$18,237,500
Engility Corp			Mining — 1.37%
8.88%, 09/01/2024	2,000,000	2,137,500	Freeport-McMoRan Inc
Entertainment — 0.68%			3.88%, 03/15/2023	4,000,000	3,980,000
AMC Entertainment Holdings Inc			Mortgage Backed Securities — 6.26%
6.13%, 05/15/2027	2,000,000	1,985,000	Citigroup Commercial Mortgage Trust 2015-GC29
Environmental Control — 2.44%			4.15%, 04/10/2048 (c)	750,000	738,675
Advanced Disposal Services Inc			COMM 2014-UBS3 Mortgage Trust
5.63%, 11/15/2024 (e)	2,000,000	2,045,000	4.78%, 06/10/2047 (c)	2,000,000	1,949,324
Covanta Holding Corp			COMM 2015-CCRE22 Mortgage Trust
5.88%, 03/01/2024	5,000,000	5,075,000	4.12%, 03/10/2048 (c)	500,000	496,746
		$7,120,000	GS Mortgage Securities Trust 2013-GC13
			4.09%, 07/10/2046 (c),(e)	500,000	500,180
Food — 2.10%			GS Mortgage Securities Trust 2013-GCJ12
B&G Foods Inc			4.18%, 06/10/2046 (c)	2,000,000	1,976,871
4.63%, 06/01/2021	2,000,000	2,030,000	GS Mortgage Securities Trust 2014-GC20
JBS USA LUX SA / JBS USA Finance Inc			4.86%, 04/10/2047 (c)	2,000,000	1,877,925
5.75%, 06/15/2025 (e)	1,000,000	962,500
			GS Mortgage Securities Trust 2014-GC24
7.25%, 06/01/2021 (e)	1,000,000	1,016,250	4.53%, 09/10/2047 (c)	500,000	509,909
Pinnacle Foods Finance LLC / Pinnacle Foods			GS Mortgage Securities Trust 2015-GC32
Finance Corp			4.41%, 07/10/2048 (c)	1,241,000	1,235,360
5.88%, 01/15/2024	2,000,000	2,115,000	JP Morgan Chase Commercial Mortgage
		$6,123,750	Securities Trust 2012-LC9
			4.37%, 12/15/2047 (c),(e)	1,750,000	1,620,300
Healthcare — Services — 4.33%
HCA Inc			JP Morgan Chase Commercial Mortgage
5.88%, 05/01/2023	2,000,000	2,135,000	Securities Trust 2015-JP1
			4.24%, 01/15/2049 (c),(e)	1,000,000	804,378
HealthSouth Corp
5.75%, 09/15/2025	3,000,000	3,120,000	JPMBB Commercial Mortgage Securities Trust
Surgery Center Holdings Inc			2014-C19
6.75%, 07/01/2025 (e)	3,500,000	3,307,500	4.66%, 04/15/2047 (c)	2,000,000	2,036,095
Tenet Healthcare Corp			Wells Fargo Commercial Mortgage Trust
8.13%, 04/01/2022	4,000,000	4,070,000	2015-C26
			3.59%, 02/15/2048 (e)	1,425,000	1,119,448
		$12,632,500
			Wells Fargo Commercial Mortgage Trust
Home Builders — 2.32%			2015-SG1
KB Home			4.47%, 09/15/2048 (c)	1,600,000	1,561,238
7.50%, 09/15/2022	2,000,000	2,275,000

See accompanying notes.

     Schedule of Investments Principal EDGE Active Income ETF

December 31, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount	Value	AGENCY OBLIGATIONS — 5.41%	Amount	Value
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corp
WFRBS Commercial Mortgage Trust 2013-C14			(FHLMC) — 0.75%
4.00%, 06/15/2046 (c),(e)	$500,000	$457,203	1.65%, 09/15/2040 (c),(g)	$22,167,627	$898,062
WFRBS Commercial Mortgage Trust 2014-C22			1.99%, 02/15/2038 (c),(g)	19,864,882	1,287,148
3.77%, 09/15/2057 (c)	1,000,000	965,968
					$2,185,210
3.91%, 09/15/2057 (c),(e)	500,000	398,909
			Federal National Mortgage Association
		$18,248,529
			(FNMA) — 3.06%
Office & Business Equipment — 0.75%			1.67%, 12/25/2056 (c),(g)	24,070,156	1,232,515
CDW LLC / CDW Finance Corp			1.72%, 12/25/2034 (c),(g)	16,515,085	760,754
5.50%, 12/01/2024	2,000,000	2,175,000	1.72%, 07/25/2044 (c),(g)	19,037,403	1,083,034
			1.72%, 07/25/2056 (c),(g)	12,306,641	738,430
Oil & Gas — 4.47%
			1.83%, 12/25/2045 (g)	18,884,433	978,317
Gulfport Energy Corp
6.38%, 01/15/2026 (e)	4,000,000	4,010,000	1.92%, 08/25/2044 (c),(g)	21,010,132	1,250,689
			1.97%, 12/25/2044 (c),(g)	28,177,407	1,665,034
Nabors Industries Inc
			3.50%, 02/25/2036 (g)	7,601,861	1,221,048
5.50%, 01/15/2023	2,000,000	1,940,000
Rowan Cos Inc					$8,929,821
4.75%, 01/15/2024	3,000,000	2,640,000
			Government National Mortgage Association
4.88%, 06/01/2022	2,000,000	1,885,000
Whiting Petroleum Corp			(GNMA) — 1.60%
			3.50%, 11/20/2042 (g)	8,324,856	1,388,747
5.75%, 03/15/2021	2,500,000	2,565,625
			4.00%, 04/20/2046 (g)	6,257,588	1,245,284
		$13,040,625	4.00%, 09/20/2046 (g)	10,970,611	2,021,660
Oil & Gas Services — 2.61%					$4,655,691
Archrock Partners LP / Archrock Partners
Finance Corp			TOTAL U.S. GOVERNMENT &
6.00%, 04/01/2021	2,000,000	2,000,000	GOVERNMENT AGENCY OBLIGATIONS	$15,770,722
6.00%, 10/01/2022	2,000,000	2,000,000
Weatherford International Ltd			Total Investments	$285,892,550
4.50%, 04/15/2022	4,000,000	3,620,000	Other Assets and Liabilities — 1.91%		$5,564,545
		$7,620,000	TOTAL NET ASSETS — 100%	$291,457,095

Packaging & Containers — 1.07%			(a) Non-income producing security
Reynolds Group Issuer Inc / Reynolds Group Issuer
			(b) Perpetual security. Perpetual securities pay an indefinite stream of interest,
LLC / Reynolds Group Issuer (Luxembourg) S.A.
5.13%, 07/15/2023 (e)	3,000,000	3,105,000	but they may be called by the issuer at an earlier date.
			(c) Certain variable rate securities are not based on a published reference rate
Pipelines — 2.85%
EnLink Midstream Partners LP			and spread but are determined by the issuer or agent and are based on
4.15%, 06/01/2025	2,000,000	2,020,862	current market conditions. These securities do not indicate a reference rate
NGPL PipeCo LLC			and spread in their description.
4.88%, 08/15/2027 (e)	2,000,000	2,075,000	(d) Rate shown is the rate in effect as of period end. The rate may be based on a
Transcanada Trust			fixed rate and may convert to a variable rate or floating rate in the future.
(3-month USD LIBOR + 3.53%),			(e) Security exempt from registration under Rule 144A of the Securities Act of
5.63%, 05/20/2075(d)	4,000,000	4,210,000
			1933. These securities may be resold in transactions exempt from
		$8,305,862	registration, normally to qualified institutional buyers. At the end of the
Retail — 0.63%			period, the value of these securities totaled $46,989,523 or 16.12% of net
JC Penney Corp Inc			assets.
5.65%, 06/01/2020	2,000,000	1,825,000
			(f) Security is defaulted.
Software — 1.45%			(g) Security is an Interest Only Strip.
First Data Corp
7.00%, 12/01/2023 (e)	4,000,000	4,230,000
			Portfolio Summary (unaudited)
Storage/Warehousing — 1.08%
Mobile Mini Inc			Sector		Percent
5.88%, 07/01/2024	3,000,000	3,150,000	Financial		21.95%
			Energy		14.66%
Telecommunications — 3.87%			Mortgage Securities		11.67%
Intelsat Jackson Holdings SA			Communications		11.18%
7.50%, 04/01/2021	3,000,000	2,730,000	Consumer, Non-cyclical		9.93%
Sprint Corp			Industrial		6.66%
7.88%, 09/15/2023	4,000,000	4,260,000
T-Mobile USA Inc			Consumer, Cyclical		6.40%
6.38%, 03/01/2025	4,000,000	4,280,000	Utilities		6.40%
			Basic Materials		5.07%
		$11,270,000	Technology		4.17%
Transportation — 1.43%			Other Assets and Liabilities		1.91%
XPO Logistics Inc			TOTAL NET ASSETS		100.00%
6.50%, 06/15/2022 (e)	4,000,000	4,175,000

TOTAL BONDS		$187,796,387

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.93%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value

Biotechnology — 52.31%			Biotechnology (continued)

Abeona Therapeutics Inc (a)	6,592	$104,483	United Therapeutics Corp (a)	7,094	$1,049,557

ACADIA Pharmaceuticals Inc (a)	19,943	600,484	Versartis Inc (a)	5,819	12,802

Acceleron Pharma Inc (a)	6,326	268,475	ZIOPHARM Oncology Inc (a)	21,571	89,304

Achillion Pharmaceuticals Inc (a)	22,375	64,440
					$25,351,455
Acorda Therapeutics Inc (a)	7,628	163,621

Aduro Biotech Inc (a)	12,196	91,470	Commercial Services — 0.11%

Advaxis Inc (a)	5,681	16,134	AVEO Pharmaceuticals Inc (a)	19,345	53,973

Agenus Inc (a)	14,207	46,315	Healthcare — Products — 10.75%

Alder Biopharmaceuticals Inc (a)	11,080	126,866	Accelerate Diagnostics Inc (a)	8,294	217,303

Alnylam Pharmaceuticals Inc (a)	12,119	1,539,719	Analogic Corp	2,045	171,269

AMAG Pharmaceuticals Inc (a)	5,758	76,294	AngioDynamics Inc (a)	6,035	100,362

Amicus Therapeutics Inc (a)	26,942	387,695	AtriCure Inc (a)	5,415	98,770

AnaptysBio Inc (a)	3,319	334,290	Cardiovascular Systems Inc (a)	5,353	126,813

Arena Pharmaceuticals Inc (a)	6,418	218,019	Endologix Inc (a)	13,372	71,540

Atara Biotherapeutics Inc (a)	4,985	90,229	GenMark Diagnostics Inc (a)	8,944	37,296

Avexis Inc (a)	5,207	576,259	Genomic Health Inc (a)	5,673	194,017

Axovant Sciences Ltd (a)	17,581	92,652	Glaukos Corp (a)	5,641	144,692

Bellicum Pharmaceuticals Inc (a)	5,444	45,784	Haemonetics Corp (a)	8,278	480,786

BioCryst Pharmaceuticals Inc (a)	13,154	64,586	Insulet Corp (a)	9,315	642,735

BioMarin Pharmaceutical Inc (a)	15,270	1,361,626	Intersect ENT Inc (a)	4,640	150,336

Bluebird Bio Inc (a)	7,451	1,327,023	Invacare Corp	5,382	90,687

Blueprint Medicines Corp (a)	6,370	480,362	iRhythm Technologies Inc (a)	3,720	208,506

Celldex Therapeutics Inc (a)	20,986	59,600	K2M Group Holdings Inc (a)	6,779	122,022

Cymabay Therapeutics Inc (a)	7,151	65,789	Nevro Corp (a)	4,612	318,412

Cytokinetics Inc (a)	8,787	71,614	Novocure Ltd (a)	14,571	294,334

Dermira Inc (a)	6,818	189,609	OPKO Health Inc (a)	91,052	446,155

Dynavax Technologies Corp (a)	6,285	117,530	Orthofix International NV (a)	2,973	162,623

Editas Medicine Inc (a)	6,809	209,241	Penumbra Inc (a)	5,055	475,675

Epizyme Inc (a)	9,578	120,204	Pulse Biosciences Inc (a)	2,350	55,460

Esperion Therapeutics Inc (a)	4,169	274,487	Quidel Corp (a)	5,300	229,755

Exact Sciences Corp (a)	15,948	837,908	Wright Medical Group NV (a)	16,710	370,962
Exelixis Inc (a)	47,960	1,457,984

FibroGen Inc (a)	13,301	630,467			$5,210,510

Five Prime Therapeutics Inc (a)	4,741	103,923	Healthcare — Services — 5.31%

Foundation Medicine Inc (a)	5,891	401,766	Brookdale Senior Living Inc (a)	30,440	295,268

Geron Corp (a)	26,031	46,856	Capital Senior Living Corp (a)	4,891	65,980

GlycoMimetics Inc (a)	5,353	89,877	Community Health Systems Inc (a)	18,573	79,121

Halozyme Therapeutics Inc (a)	23,100	468,006	Envision Healthcare Corp (a)	19,699	680,797

ImmunoGen Inc (a)	14,271	91,477	Kindred Healthcare Inc	14,020	135,994

Immunomedics Inc (a)	18,228	294,565	Molina Healthcare Inc (a)	9,296	712,817

Incyte Corp (a)	12,174	1,153,000	Surgery Partners Inc (a)	7,984	96,606

Inovio Pharmaceuticals Inc (a)	14,762	60,967	Teladoc Inc (a)	7,473	260,434

Insmed Inc (a)	10,133	315,947	Tenet Healthcare Corp (a)	16,272	246,684

Intellia Therapeutics Inc (a)	5,920	113,782
					$2,573,701
Intercept Pharmaceuticals Inc (a)	4,074	238,003

Intrexon Corp (a)	19,346	222,866	Pharmaceuticals — 31.45%
			AcelRx Pharmaceuticals Inc (a)	7,798	15,791
Ionis Pharmaceuticals Inc (a)	20,290	1,020,587
			Achaogen Inc (a)	6,902	74,128
Juno Therapeutics Inc (a)	17,372	794,074
			Aclaris Therapeutics Inc (a)	4,270	105,298
Kura Oncology Inc (a)	3,497	53,504
			Adamas Pharmaceuticals Inc (a)	3,682	124,783
Lexicon Pharmaceuticals Inc (a)	17,297	170,894
			Aerie Pharmaceuticals Inc (a)	5,909	353,063
Loxo Oncology Inc (a)	4,863	409,367
			Agios Pharmaceuticals Inc (a)	7,870	449,928
MacroGenics Inc (a)	6,006	114,114
			Aimmune Therapeutics Inc (a)	8,277	313,036
Medicines Co/The (a)	11,807	322,803
			Akebia Therapeutics Inc (a)	7,707	114,603
Momenta Pharmaceuticals Inc (a)	12,492	174,263
			Alkermes PLC (a)	25,074	1,372,300
NewLink Genetics Corp (a)	4,799	38,920
			Array BioPharma Inc (a)	28,084	359,475
Novavax Inc (a)	48,100	59,644
			Calithera Biosciences Inc (a)	5,789	48,338
Omeros Corp (a)	7,830	152,137
			Cara Therapeutics Inc (a)	4,457	54,554
Otonomy Inc (a)	4,952	27,484
			Clovis Oncology Inc (a)	7,999	543,932
Pacific Biosciences of California Inc (a)	18,909	49,920
			Coherus Biosciences Inc (a)	9,471	83,345
Paratek Pharmaceuticals Inc (a)	4,548	81,409
			Collegium Pharmaceutical Inc (a)	4,829	89,143
Prothena Corp PLC (a)	6,263	234,800
			Depomed Inc (a)	10,305	82,955
PTC Therapeutics Inc (a)	6,777	113,040
			DexCom Inc (a)	13,831	793,761
Puma Biotechnology Inc (a)	5,304	524,300
			Enanta Pharmaceuticals Inc (a)	3,125	183,375
Radius Health Inc (a)	7,129	226,488
			Endo International PLC (a)	36,578	283,480
REGENXBIO Inc (a)	5,054	168,046
			Flexion Therapeutics Inc (a)	5,228	130,909
Retrophin Inc (a)	6,292	132,572
			Global Blood Therapeutics Inc (a)	7,162	281,825
Sage Therapeutics Inc (a)	6,108	1,006,049
			Heron Therapeutics Inc (a)	6,003	108,654
Sangamo Therapeutics Inc (a)	13,701	224,696
			Horizon Pharma PLC (a)	26,564	387,834
Seattle Genetics Inc (a)	23,384	1,251,044
			Ignyta Inc (a)	9,193	245,453
Spark Therapeutics Inc (a)	5,982	307,594
			Impax Laboratories Inc (a)	12,180	202,797
Spectrum Pharmaceuticals Inc (a)	13,828	262,041
			Insys Therapeutics Inc (a)	11,886	114,343
Theravance Biopharma Inc (a)	8,806	245,599
			Intra-Cellular Therapies Inc (a)	7,090	102,663
Ultragenyx Pharmaceutical Inc (a)	6,945	322,109

See accompanying notes.

     Schedule of Investments Principal Healthcare Innovators Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Pharmaceuticals (continued)
Ironwood Pharmaceuticals Inc (a)	21,969	$329,315
Keryx Biopharmaceuticals Inc (a)	17,302	80,454
La Jolla Pharmaceutical Co (a)	2,973	95,671
Melinta Therapeutics Inc (a)	1,714	27,081
MyoKardia Inc (a)	5,754	242,243
Nektar Therapeutics (a)	25,517	1,523,875
Neos Therapeutics Inc (a)	4,582	46,736
Neurocrine Biosciences Inc (a)	14,391	1,116,598
Ocular Therapeutix Inc (a)	4,762	21,191
Pacira Pharmaceuticals Inc (a)	6,603	301,427
Perrigo Co PLC	16,790	1,463,416
Portola Pharmaceuticals Inc (a)	9,383	456,765
Progenics Pharmaceuticals Inc (a)	11,484	68,330
Reata Pharmaceuticals Inc, Class A (a)	3,034	85,923
Revance Therapeutics Inc (a)	5,044	180,323
Sarepta Therapeutics Inc (a)	10,478	582,996
Synergy Pharmaceuticals Inc (a)	36,775	82,008
TESARO Inc (a)	8,834	732,074
Tetraphase Pharmaceuticals Inc (a)	8,355	52,637
TG Therapeutics Inc (a)	8,883	72,841
TherapeuticsMD Inc (a)	32,097	193,866
Vanda Pharmaceuticals Inc (a)	7,335	111,492
Xencor Inc (a)	7,676	168,258
Zogenix Inc (a)	4,056	162,443
Zynerba Pharmaceuticals Inc (a)	2,166	27,118
		$15,244,847

TOTAL COMMON STOCKS		$48,434,486
Total Investments		$48,434,486
Other Assets and Liabilities — 0.07%		$33,074
TOTAL NET ASSETS — 100%		$48,467,560

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		99.93%
Other Assets and Liabilities		0.07%
TOTAL NET ASSETS		100.00%

See accompanying notes.

     Schedule of Investments Principal International Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.31%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.42%			Beverages — 2.10%
WPP PLC	3,561	$64,474	Asahi Group Holdings Ltd	1,200	$59,534
			Coca-Cola HBC AG (b)	417	13,625
Aerospace & Defense — 0.75%
			Davide Campari-Milano SpA	2,253	17,423
CAE Inc	315	5,851
			Diageo PLC	3,747	137,858
MTU Aero Engines AG	90	16,133
			Kirin Holdings Co Ltd	1,600	40,335
Safran SA	894	92,153
			Suntory Beverage & Food Ltd	400	17,786
		$114,137	Treasury Wine Estates Ltd	2,631	32,763
Agriculture — 1.74%					$319,324
British American Tobacco PLC	3,509	237,737
			Chemicals — 3.38%
Swedish Match AB	705	27,777
			Arkema SA	204	24,856
		$265,514	Asahi Kasei Corp	2,300	29,670
Airlines — 0.97%			Croda International PLC	459	27,416
Deutsche Lufthansa AG	1,596	58,828	Daicel Corp	1,200	13,653
International Consolidated Airlines Group SA	6,255	54,978	EMS-Chemie Holding AG	54	36,048
Qantas Airways Ltd	8,631	33,941	Hitachi Chemical Co Ltd	400	10,274
			Kansai Paint Co Ltd	500	12,993
		$147,747	Kingboard Chemical Holdings Ltd	1,500	8,112
Apparel — 2.46%			Kingboard Laminates Holdings Ltd	4,500	7,015
adidas AG	312	62,573	Koninklijke DSM NV	483	46,171
Burberry Group PLC	1,485	35,929	Kuraray Co Ltd	900	16,982
Gildan Activewear Inc	342	11,049	Lenzing AG	84	10,668
Hermes International	81	43,370	Mitsubishi Chemical Holdings Corp	3,600	39,507
LVMH Moet Hennessy Louis Vuitton SE	675	198,749	Mitsubishi Gas Chemical Co Inc	500	14,356
Moncler SpA	729	22,812	Mitsui Chemicals Inc	900	28,955
		$374,482	Novozymes A/S	345	19,711
			Shin-Etsu Chemical Co Ltd	900	91,458
Auto Manufacturers — 1.15%			Solvay SA	402	55,903
Nissan Motor Co Ltd	12,360	123,243	Tosoh Corp	900	20,400
Suzuki Motor Corp	900	52,191
					$514,148
		$175,434
			Commercial Services — 4.85%
Auto Parts & Equipment — 2.99%			Adecco Group AG	1,887	144,364
Aisin Seiki Co Ltd	600	33,708	Ashtead Group PLC	1,092	29,369
Brembo SpA	639	9,714	Atlantia SpA	2,304	72,760
Bridgestone Corp	1,740	80,889	Bureau Veritas SA	579	15,833
Cie Generale des Etablissements Michelin	423	60,676	Experian PLC	2,418	53,410
Cie Plastic Omnium SA	201	9,139	Intertek Group PLC	267	18,710
Continental AG	306	82,628	Persol Holdings Co Ltd	500	12,532
Faurecia	393	30,711	Randstad Holding NV	408	25,084
Hella GmbH & Co KGaA	105	6,497	Recruit Holdings Co Ltd	2,700	67,096
Koito Manufacturing Co Ltd	200	14,058	RELX NV	1,971	45,323
Linamar Corp	81	4,718	RELX PLC	3,528	82,834
Magna International Inc	438	24,823	Rentokil Initial PLC	3,561	15,289
Stanley Electric Co Ltd	300	12,181	SGS SA	48	125,166
Sumitomo Electric Industries Ltd	1,800	30,433	Wirecard AG	270	30,151
Sumitomo Rubber Industries Ltd	800	14,882
Valeo SA	531	39,673			$737,921
		$454,730	Computers — 1.59%
			Atos SE	255	37,128
Banks — 12.61%			Capgemini SE	486	57,665
3i Group PLC	2,340	28,861	Computershare Ltd	2,676	34,034
Bank of Montreal	1,473	117,875	Itochu Techno-Solutions Corp	100	4,340
Bank of Nova Scotia/The	2,274	146,752	Logitech International SA	1,464	49,428
Canadian Imperial Bank of Commerce	1,464	142,719	Nomura Research Institute Ltd	300	13,952
Chiba Bank Ltd/The	2,000	16,650	Obic Co Ltd	100	7,349
Danske Bank A/S	1,932	75,229	Otsuka Corp	200	15,336
DBS Group Holdings Ltd	3,400	63,172	SCSK Corp	200	9,230
FinecoBank Banca Fineco SpA	1,239	12,688	Teleperformance	96	13,759
HSBC Holdings PLC	22,238	230,259
Intermediate Capital Group PLC	582	9,005			$242,221
Intesa Sanpaolo SpA	8,199	26,168	Construction Materials — 2.66%
KBC Group NV	1,263	107,761	Asahi Glass Co Ltd	700	30,317
Macquarie Group Ltd	1,572	122,201	Daikin Industries Ltd	600	71,010
Mitsubishi UFJ Financial Group Inc	33,900	248,635	Geberit AG	234	103,042
Nordea Bank AB	4,191	50,733	Kingspan Group PLC	1,932	84,391
Oversea-Chinese Banking Corp Ltd	5,100	47,246	Sika AG	13	103,258
Royal Bank of Canada	2,457	200,645	Xinyi Glass Holdings Ltd (b)	10,000	13,030
Seven Bank Ltd	3,300	11,305			$405,048
Swedbank AB	2,232	53,847
Toronto-Dominion Bank/The	2,877	168,569	Distribution/Wholesale — 1.20%
United Overseas Bank Ltd	2,000	39,553	Inchcape PLC	867	9,160
			ITOCHU Corp	3,900	72,791
		$1,919,873	Marubeni Corp	5,400	39,112

See accompanying notes.

     Schedule of Investments Principal International Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Distribution/Wholesale (continued)			Food Service — 0.47%
Sumitomo Corp	2,700	$45,889	Compass Group PLC	3,321	$71,742
Toyota Tsusho Corp	400	16,099
			Forest Products & Paper — 0.29%
		$183,051	Mondi PLC	1,422	37,074
Diversified Financial Services — 2.33%			West Fraser Timber Co Ltd	117	7,220
CI Financial Corp	318	7,531			$44,294
Euronext NV (a)	105	6,527
			Gas — 0.47%
Japan Exchange Group Inc	900	15,664
Julius Baer Group Ltd (b)	1,335	81,652	China Gas Holdings Ltd	4,000	11,059
			Hong Kong & China Gas Co Ltd	31,000	60,787
Magellan Financial Group Ltd	468	9,845
Mebuki Financial Group Inc	2,400	10,160			$71,846
Mitsubishi UFJ Lease & Finance Co Ltd	900	5,360	Hand/Machine Tools — 1.14%
Nomura Holdings Inc	12,900	76,146	Disco Corp	100	22,250
ORIX Corp	3,200	54,088	Fuji Electric Co Ltd	2,000	15,070
Partners Group Holding AG	99	67,866	Schindler Holding AG	279	64,220
Schroders PLC	420	19,938	SMC Corp	100	41,163
		$354,777	Techtronic Industries Co Ltd	2,500	16,303
			THK Co Ltd	400	15,017
Electric — 1.42%
CLP Holdings Ltd	6,500	66,515			$174,023
Endesa SA	2,379	50,966	Healthcare — Products — 1.64%
Fortis Inc	876	32,134	Cochlear Ltd	204	27,255
Red Electrica Corp SA	2,991	67,146	Essilor International Cie Generale d’Optique SA	513	70,754
		$216,761	Smith & Nephew PLC	3,375	58,691
			Sonova Holding AG	381	59,509
Electrical Components & Equipment — 1.03%
			Straumann Holding AG	48	33,914
Brother Industries Ltd	600	14,804
Legrand SA	594	45,749			$250,123
Mabuchi Motor Co Ltd	200	10,845	Healthcare — Services — 0.58%
Nidec Corp	400	56,126	Fresenius SE & Co KGaA	933	72,843
Prysmian SpA	879	28,676	Orpea	132	15,569
		$156,200			$88,412
Electronics — 2.45%			Holding Companies — Diversified — 0.19%
Assa Abloy AB	1,419	29,477	Industrivarden AB	366	9,035
Electrocomponents PLC	1,170	9,897	Melco International Development Ltd	3,000	8,832
Hirose Electric Co Ltd	100	14,617	Wharf Holdings Ltd/The	3,000	10,367
Hoya Corp	700	34,964
Keyence Corp	200	112,039			$28,234
Koninklijke Philips NV	2,151	81,401	Home Builders — 1.50%
MINEBEA MITSUMI Inc	1,800	37,749	Barratt Developments PLC	3,099	27,092
Omron Corp	600	35,784	Bellway PLC	324	15,586
SCREEN Holdings Co Ltd	200	16,366	Berkeley Group Holdings PLC	645	36,550
		$372,294	Daiwa House Industry Co Ltd	1,100	42,243
			Haseko Corp	1,200	18,648
Engineering & Construction — 2.51%			Persimmon PLC	1,128	41,699
Aena SA (a)	273	55,357	Sekisui Chemical Co Ltd	900	18,068
Eiffage SA	282	30,906	Taylor Wimpey PLC	10,257	28,583
Flughafen Zurich AG	114	26,077
Fraport AG Frankfurt Airport Services Worldwide	96	10,581			$228,469
Kajima Corp	3,000	28,862	Home Furnishings — 0.21%
Kinden Corp	300	4,894	Electrolux AB Series B	588	18,945
Obayashi Corp	1,600	19,369	Howden Joinery Group PLC	1,935	12,195
Shimizu Corp	1,500	15,496			$31,140
Sydney Airport	7,608	41,850
Taisei Corp	600	29,873	Household Products — 4.40%
Vinci SA	1,167	119,229	Kao Corp	1,200	81,143
			L’Oreal SA	699	155,117
		$382,494	Pigeon Corp	300	11,422
Entertainment — 0.30%			Pola Orbis Holdings Inc	400	14,040
Aristocrat Leisure Ltd	1,929	35,671	Unilever NV	3,717	209,412
Toho Co Ltd	300	10,397	Unilever PLC	3,574	199,074
		$46,068			$670,208
Food — 1.60%			Household Products/Wares — 0.84%
Frutarom Industries Ltd	615	57,706	Reckitt Benckiser Group PLC	1,365	127,514
George Weston Ltd	135	11,724	Insurance — 4.25%
Loblaw Cos Ltd	492	26,702	Allianz SE	979	224,946
Marine Harvest ASA (b)	2,700	45,709
			Assicurazioni Generali SpA	5,907	107,730
Metro Inc	282	9,030	Challenger Ltd	2,943	32,217
NH Foods Ltd	1,000	24,389	Dai-ichi Life Holdings Inc	3,800	78,378
Nichirei Corp	400	11,058	Hannover Rueck SE	93	11,705
Saputo Inc	333	11,969
WH Group Ltd (a)	40,500	45,721	Industrial Alliance Insurance & Financial Services
			Inc	108	5,140
		$244,008	Medibank Pvt Ltd	9,930	25,490

See accompanying notes.

     Schedule of Investments Principal International Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Insurance (continued)			Packaging & Containers — 0.06%
MS&AD Insurance Group Holdings Inc	1,700	$57,544	CCL Industries Inc	186	$8,594
Power Corp of Canada	540	13,906	Pharmaceuticals — 6.00%
Power Financial Corp	360	9,892	Astellas Pharma Inc	5,400	68,869
Sampo OYJ	1,212	66,603	Bayer AG	1,275	159,100
SCOR SE	348	14,007	GlaxoSmithKline PLC	10,757	192,074
		$647,558	Grifols SA	627	18,375
Internet — 0.65%			Ipsen SA	81	9,677
Rightmove PLC	312	18,956	Merck KGaA	396	42,644
SEEK Ltd	1,470	21,804	Mitsubishi Tanabe Pharma Corp	800	16,557
Start Today Co Ltd	600	18,238	Nippon Shinyaku Co Ltd	100	7,464
Trend Micro Inc (b)	400	22,685	Novo Nordisk A/S, Class B	2,082	112,242
United Internet AG	255	17,544	Recordati SpA	372	16,542
			Sanofi	2,214	190,867
		$99,227	Shionogi & Co Ltd	1,100	59,523
Investment Companies — 0.24%			Sino Biopharmaceutical Ltd	11,000	19,514
Investor AB	795	36,256			$913,448
Iron & Steel — 0.62%			Pipelines — 0.09%
BlueScope Steel Ltd	2,403	28,818	Koninklijke Vopak NV	294	12,900
Fortescue Metals Group Ltd	17,220	65,567
			Real Estate — 1.89%
		$94,385	Aeon Mall Co Ltd	400	7,824
Leisure Products & Services — 0.39%			CapitaLand Ltd	9,300	24,546
Carnival PLC	510	33,685	CK Asset Holdings Ltd	8,500	74,307
Yamaha Motor Co Ltd	800	26,235	Daito Trust Construction Co Ltd	252	51,384
		$59,920	Henderson Land Development Co Ltd	5,000	32,959
			Hongkong Land Holdings Ltd	1,500	10,560
Lodging — 0.50%			LEG Immobilien AG	111	12,691
Crown Resorts Ltd	2,841	28,861	REA Group Ltd	288	17,224
InterContinental Hotels Group PLC	588	37,464	Vonovia SE	1,137	56,465
Melia Hotels International SA	711	9,810
					$287,960
		$76,135
			REITs — 1.88%
Machinery — Construction & Mining — 1.85%			CapitaLand Mall Trust	13,800	21,978
ABB Ltd	8,888	238,242	Dexus	5,043	38,364
Atlas Copco AB	1,008	43,524	GPT Group/The	9,579	38,192
		$281,766	Link REIT	7,500	69,549
Machinery — Diversified — 1.33%			Merlin Properties Socimi SA	2,781	37,706
ANDRITZ AG	510	28,813	Mirvac Group	21,108	38,703
Daifuku Co Ltd	400	21,797	Vicinity Centres	19,713	41,837
Duerr AG	63	8,054			$286,329
Hexagon AB	387	19,385	Retail — 3.45%
Husqvarna AB	780	7,426	ABC-Mart Inc	200	11,484
Kone OYJ	885	47,551	B&M European Value Retail SA	2,577	14,739
Kubota Corp	2,300	45,102	Canadian Tire Corp Ltd	138	17,994
Spirax-Sarco Engineering PLC	147	11,154	Cosmos Pharmaceutical Corp	100	20,883
Sumitomo Heavy Industries Ltd	300	12,700	Dollarama Inc	135	16,867
		$201,982	Harvey Norman Holdings Ltd	3,762	12,240
Media — 0.42%			Industria de Diseno Textil SA	3,969	138,318
Mediaset Espana Comunicacion SA	1,155	12,970	Kering	171	80,633
Thomson Reuters Corp	483	21,053	Lawson Inc	400	26,590
Wolters Kluwer NV	585	30,519	Matsumotokiyoshi Holdings Co Ltd	200	8,236
			Next PLC	255	15,579
		$64,542	Nitori Holdings Co Ltd	200	28,516
Metal Fabrication & Hardware — 0.32%			Pandora A/S	348	37,886
MISUMI Group Inc	600	17,466	Restaurant Brands International Inc	210	12,909
SKF AB	1,404	31,185	Ryohin Keikaku Co Ltd	100	31,152
		$48,651	Salvatore Ferragamo SpA	432	11,481
			Shimamura Co Ltd	100	11,005
Mining — 2.79%			Sundrug Co Ltd	200	9,301
Boliden AB	879	30,068	Tsuruha Holdings Inc	100	13,597
KAZ Minerals PLC (b)	756	9,130	USS Co Ltd	300	6,353
Rio Tinto Ltd	2,967	175,500
Rio Tinto PLC	3,069	163,341			$525,763
South32 Ltd	17,262	47,006	Semiconductors — 0.71%
		$425,045	Tokyo Electron Ltd	600	108,631
Miscellaneous Manufacture — 0.53%			Software — 3.02%
Aalberts Industries NV	270	13,734	Amadeus IT Group SA	846	61,016
Alfa Laval AB	777	18,357	Constellation Software Inc	21	12,731
Smiths Group PLC	1,065	21,425	Micro Focus International PLC	1,389	47,315
Wartsila OYJ Abp	423	26,696	Mixi Inc	300	13,472
			Nexon Co Ltd (b)	300	8,733
		$80,212	Open Text Corp	231	8,216

See accompanying notes.

     Schedule of Investments Principal International Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Software (continued)
Oracle Corp Japan	100	$8,289
Playtech PLC	1,431	16,626
SAP SE	1,977	221,673
Temenos Group AG (b)	396	50,798
Ubisoft Entertainment SA (b)	144	11,082
		$459,951
Telecommunications — 3.97%
BCE Inc	1,500	72,052
Eutelsat Communications SA	444	10,279
GN Store Nord A/S	330	10,664
Hikari Tsushin Inc	100	14,378
Inmarsat PLC	1,137	7,534
KDDI Corp	5,600	139,385
Nippon Telegraph & Telephone Corp	2,500	117,617
NTT DOCOMO Inc	5,300	125,168
Rogers Communications Inc	678	34,547
Telenor ASA	1,797	38,498
TELUS Corp	906	34,323
		$604,445
Toys, Games & Hobbies — 0.09%
Bandai Namco Holdings Inc	400	13,082

Transportation — 2.02%
Canadian National Railway Co	957	78,912
Canadian Pacific Railway Ltd	255	46,590
Central Japan Railway Co	400	71,640
Deutsche Post AG	2,031	96,866
Nippon Express Co Ltd	200	13,295
		$307,303

TOTAL COMMON STOCKS		$15,120,796
PREFERRED STOCKS — 0.41%	Shares Held	Value
Chemicals — 0.04%
FUCHS PETROLUB SE	114	6,053

Household Products/Wares — 0.37%
Henkel AG & Co KGaA	432	57,198

TOTAL PREFERRED STOCKS		$63,251
Total Investments		$15,184,047
Other Assets and Liabilities — 0.28%		$43,247
TOTAL NET ASSETS — 100%		$15,227,294

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $107,605 or 0.71% of net assets. (b) Non-income producing security

Portfolio Summary (unaudited)
Country	Percent
Japan	24.10%
United Kingdom	17.33%
France	9.05%
Canada	8.69%
Germany	8.24%
Switzerland	7.86%
Australia	5.08%
Hong Kong	2.99%
Spain	2.97%
Sweden	2.47%
Italy	2.14%
Denmark	1.68%
Netherlands	1.42%
Singapore	1.29%
Belgium	1.08%
Finland	0.92%

Portfolio Summary (continued)
Country	Percent
Ireland	0.55%
Norway	0.55%
Israel	0.38%
Austria	0.26%
South Africa	0.24%
United States	0.22%
Isle Of Man	0.11%
Luxembourg	0.10%
Other Assets & Liabilities	0.28%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Millennials Index ETF December 31, 2017 (unaudited)

COMMON STOCKS — 99.88%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Apparel — 3.60%			Internet (continued)
adidas AG	775	$155,430	Netflix Inc (a)	822	$157,791
Asics Corp	1,600	25,504	Pandora Media Inc (a)	7,762	37,413
Carter’s Inc	235	27,610	Priceline Group Inc/The (a)	103	178,987
Columbia Sportswear Co	361	25,949	Rightmove PLC	529	32,140
Michael Kors Holdings Ltd (a)	1,393	87,689	SEEK Ltd	2,174	32,246
NIKE Inc, Class B	778	48,664	Tencent Holdings Ltd	7,800	405,332
			YY Inc ADR (a)	3,611	408,260
		$370,846
Beverages — 4.75%					$2,828,220
Brown-Forman Corp, Class B	939	64,481	Leisure Products & Services — 2.39%
Constellation Brands Inc, Class A	268	61,257	Planet Fitness Inc, Class A (a)	7,109	246,185
Davide Campari-Milano SpA	9,136	70,649
			Media — 6.78%
Pernod Ricard SA	445	70,452	AMC Networks Inc, Class A (a)	370	20,009
Treasury Wine Estates Ltd	17,862	222,432
			CBS Corp NVDR, Class B	626	36,934
		$489,271	Comcast Corp, Class A	1,154	46,218
Commercial Services — 14.01%			MSG Networks Inc, Class A (a)	910	18,427
Bright Horizons Family Solutions Inc (a)	299	28,106	Naspers Ltd, Class N	857	239,039
Care.com Inc (a)	10,932	197,213	Sirius XM Holdings Inc	8,430	45,185
EVERTEC Inc	1,660	22,659	Twenty-First Century Fox Inc, Class B	1,366	46,608
Navitas Ltd	32,784	139,410	Vivendi SA	7,599	204,418
New Oriental Education & Technology Group Inc			Walt Disney Co/The	382	41,069
ADR	2,777	261,038			$697,907
PayPal Holdings Inc (a)	2,826	208,050
			Real Estate — 0.68%
RELX PLC	8,507	199,737	REA Group Ltd	1,173	70,153
TAL Education Group ADR	9,430	280,165
Wirecard AG	949	105,975	REITs — 1.02%
		$1,442,353	AvalonBay Communities Inc	236	42,105
			Education Realty Trust Inc	520	18,158
Computers — 1.93%			Essex Property Trust Inc	187	45,136
Apple Inc	302	51,107
Gemalto NV	474	28,152			$105,399
HP Inc	2,427	50,991	Retail — 18.46%
Ingenico Group SA	279	29,797	At Home Group Inc (a)	1,432	43,518
International Business Machines Corp	249	38,202	Bed Bath & Beyond Inc	538	11,831
		$198,249	Children’s Place Inc/The	177	25,727
			Chipotle Mexican Grill Inc (a)	205	59,251
Construction Materials — 0.47%			Dick’s Sporting Goods Inc	436	12,531
Fortune Brands Home & Security Inc	713	48,798	Domino’s Pizza Inc	235	44,406
Diversified Financial Services — 1.99%			Fast Retailing Co Ltd	500	199,290
Discover Financial Services	2,666	205,069	Foot Locker Inc	580	27,190
			GameStop Corp, Class A	942	16,909
Electronics — 0.60%			Hennes & Mauritz AB, Class B	5,758	118,837
Garmin Ltd	1,033	61,536	Hibbett Sports Inc (a)	720	14,688
Food — 3.08%			Home Depot Inc/The	1,242	235,396
Hain Celestial Group Inc/The (a)	587	24,883	Industria de Diseno Textil SA	4,203	146,473
McCormick & Co Inc	444	45,248	JD Sports Fashion PLC	5,481	24,879
Sprouts Farmers Market Inc (a)	918	22,353	Liberty Interactive Corp QVC Group, Class A (a)	2,168	52,943
Takeaway.com NV (a),(b)	3,293	201,032	Lowe’s Cos Inc	527	48,979
United Natural Foods Inc (a)	491	24,192	Mr Price Group Ltd	9,295	183,962
			OVS SpA (b)	17,793	118,593
		$317,708	Pandora A/S	497	54,108
Home Builders — 0.65%			Signet Jewelers Ltd	373	21,093
DR Horton Inc	1,303	66,544	Starbucks Corp	743	42,671
Home Furnishings — 1.61%			Truworths International Ltd	25,751	196,621
			Urban Outfitters Inc (a)	894	31,344
Electrolux AB Series B	1,903	61,314	Vitamin Shoppe Inc (a)	1,053	4,633
Sleep Number Corp (a)	876	32,929
Tempur Sealy International Inc (a)	467	29,276	Williams-Sonoma Inc	396	20,473
			Zalando SE (a),(b)	2,732	144,608
Whirlpool Corp	252	42,497
		$166,016			$1,900,954
Internet — 27.46%			Semiconductors — 3.15%
Alibaba Group Holding Ltd ADR (a)	1,372	236,574	NVIDIA Corp	1,678	324,693
Alphabet Inc, Class C (a)	220	230,208	Software — 6.74%
Amazon.com Inc (a)	206	240,911	Activision Blizzard Inc	3,664	232,004
ASOS PLC (a)	1,465	132,821	Blackbaud Inc	283	26,741
Baozun Inc ADR (a)	1,777	56,082	Changyou.com Ltd ADR (a)	942	34,317
Ctrip.com International Ltd ADR (a)	3,006	132,565	Electronic Arts Inc (a)	487	51,164
CyberAgent Inc	800	31,240	First Data Corp, Class A (a)	1,400	23,394
eBay Inc (a)	1,292	48,760	Microsoft Corp	658	56,285
Facebook Inc, Class A (a)	1,284	226,575	NetEase Inc ADR	782	269,845
GrubHub Inc (a)	659	47,316
					$693,750
IAC/InterActiveCorp (a)	1,236	151,138
Match Group Inc (a)	1,337	41,861

See accompanying notes.

Schedule of Investments
Principal Millennials Index ETF
December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Textiles — 0.51%
Mohawk Industries Inc (a)	189	$52,145

TOTAL COMMON STOCKS		$10,285,796
Total Investments		$10,285,796
Other Assets and Liabilities — 0.12%		$12,295
TOTAL NET ASSETS — 100%		$10,298,091

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $464,233 or 4.51% of net assets.

Portfolio Summary (unaudited)
Sector	Percent
Communications	34.24%
Consumer, Cyclical	27.22%
Consumer, Non-cyclical	21.84%
Technology	11.81%
Financial	3.70%
Industrial	1.07%
Other Assets and Liabilities	0.12%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.79%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 0.53%			Food — 3.08%
Omnicom Group Inc	1,632	$118,859	General Mills Inc	977	$57,926
			Hershey Co/The	1,281	145,406
Aerospace & Defense — 1.89%
			JM Smucker Co/The	980	121,755
Northrop Grumman Corp	238	73,045
			McCormick & Co Inc	2,018	205,655
Rockwell Collins Inc	2,079	281,954
			Sysco Corp	2,634	159,963
TransDigm Group Inc	250	68,655
					$690,705
		$423,654
			Food Service — 0.74%
Agriculture — 0.84%
			Aramark	3,902	166,771
Altria Group Inc	2,649	189,165
			Hand/Machine Tools — 0.62%
Apparel — 0.29%
			Snap-on Inc	347	60,482
NIKE Inc, Class B	1,033	64,614
			Stanley Black & Decker Inc	464	78,736
Banks — 0.24%					$139,218
First Republic Bank	626	54,237
			Healthcare — Products — 8.44%
Beverages — 5.27%			Align Technology Inc (a)	1,347	299,290
Brown-Forman Corp, Class A	3,981	267,682	Becton Dickinson and Co	1,088	232,898
Brown-Forman Corp, Class B	4,073	279,693	Boston Scientific Corp (a)	2,404	59,595
Dr Pepper Snapple Group Inc	2,124	206,155	Cooper Cos Inc/The	699	152,298
Monster Beverage Corp (a)	3,362	212,781	Edwards Lifesciences Corp (a)	1,483	167,149
PepsiCo Inc	1,805	216,456	Henry Schein Inc (a)	1,617	112,996
		$1,182,767	IDEXX Laboratories Inc (a)	1,369	214,084
			Intuitive Surgical Inc (a)	563	205,461
Biotechnology — 1.39%			Medtronic PLC	1,715	138,486
Amgen Inc	1,118	194,420	Stryker Corp	458	70,917
Celgene Corp (a)	1,126	117,510
			Teleflex Inc	306	76,139
		$311,930	Thermo Fisher Scientific Inc	875	166,145
Chemicals — 0.72%					$1,895,458
Air Products & Chemicals Inc	987	161,947	Healthcare — Services — 1.47%
Commercial Services — 7.55%			Laboratory Corp of America Holdings (a)	415	66,197
Automatic Data Processing Inc	1,939	227,231	UnitedHealth Group Inc	1,202	264,993
Ecolab Inc	1,126	151,087			$331,190
Equifax Inc	1,514	178,531
FleetCor Technologies Inc (a)	811	156,061	Household Products — 1.94%
Gartner Inc (a)	1,351	166,376	Colgate-Palmolive Co	2,719	205,149
Rollins Inc	3,820	177,745	Estee Lauder Cos Inc/The, Class A	709	90,213
S&P Global Inc	1,534	259,859	Procter & Gamble Co/The	1,524	140,025
Total System Services Inc	1,082	85,575			$435,387
Vantiv Inc, Class A (a)	3,043	223,813
			Household Products/Wares — 3.17%
Verisk Analytics Inc (a)	709	68,064
			Church & Dwight Co Inc	3,994	200,379
		$1,694,342	Clorox Co/The	1,451	215,822
Computers — 1.10%			Kimberly-Clark Corp	1,502	181,231
Accenture PLC, Class A	1,620	248,006	Spectrum Brands Holdings Inc	1,023	114,985
					$712,417
Diversified Financial Services — 3.16%
CME Group Inc	1,173	171,316	Insurance — 3.02%
Mastercard Inc, Class A	1,789	270,783	Aflac Inc	817	71,716
T Rowe Price Group Inc	827	86,777	American Financial Group Inc	654	70,985
Visa Inc, Class A	1,584	180,608	Marsh & McLennan Cos Inc	804	65,438
			Reinsurance Group of America Inc	1,061	165,442
		$709,484
			Torchmark Corp	1,796	162,915
Electric — 3.06%			WR Berkley Corp	1,987	142,368
CMS Energy Corp	1,325	62,673
					$678,864
DTE Energy Co	1,374	150,398
Eversource Energy	1,005	63,496	Internet — 3.69%
NextEra Energy Inc	450	70,285	Alphabet Inc, Class A (a)	164	172,758
PG&E Corp	2,080	93,246	Alphabet Inc, Class C (a)	169	176,841
PPL Corp	1,601	49,551	CDW Corp	2,369	164,622
Southern Co/The	2,744	131,959	F5 Networks Inc (a)	414	54,325
Xcel Energy Inc	1,351	64,997	Facebook Inc, Class A (a)	1,469	259,220
		$686,605			$827,766
Electrical Components & Equipment — 0.22%			Machinery — Diversified — 0.85%
Acuity Brands Inc	278	48,928	Middleby Corp/The (a)	1,422	191,899

Electronics — 3.67%			Media — 1.82%
Amphenol Corp, Class A	2,871	252,074	Comcast Corp, Class A	1,575	63,079
Corning Inc	2,137	68,362	Sirius XM Holdings Inc	39,107	209,613
Mettler-Toledo International Inc (a)	415	257,101	Walt Disney Co/The	1,261	135,570
Waters Corp (a)	1,274	246,124			$408,262
		$823,661	Miscellaneous Manufacture — 3.69%
Environmental Control — 1.04%			3M Co	1,068	251,375
Waste Management Inc	2,710	233,873	AO Smith Corp	2,771	169,807

See accompanying notes.

     Schedule of Investments Principal Price Setters Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Miscellaneous Manufacture (continued)			Toys, Games & Hobbies — 0.83%
Illinois Tool Works Inc	1,497	$249,774	Hasbro Inc	2,058	$187,052
Ingersoll-Rand PLC	1,758	156,796
			Transportation — 0.59%
		$827,752	CH Robinson Worldwide Inc	735	65,481
Packaging & Containers — 0.65%			Expeditors International of Washington Inc	1,047	67,731
Crown Holdings Inc (a)	2,601	146,306			$133,212
Pharmaceuticals — 5.38%
AbbVie Inc	2,235	216,147	TOTAL COMMON STOCKS		$22,406,499
AmerisourceBergen Corp	1,515	139,107	Total Investments		$22,406,499
Bristol-Myers Squibb Co	2,462	150,871	Other Assets and Liabilities — 0.21%		$46,902
Express Scripts Holding Co (a)	1,962	146,444
			TOTAL NET ASSETS — 100%		$22,453,401
Johnson & Johnson	1,616	225,788
Pfizer Inc	1,728	62,588	(a) Non-income producing security
Zoetis Inc	3,708	267,124

		$1,208,069	Portfolio Summary (unaudited)
REITs — 2.26%			Sector		Percent
AvalonBay Communities Inc	319	56,913
Essex Property Trust Inc	250	60,342	Consumer, Non-cyclical		38.53%
Extra Space Storage Inc	1,764	154,262	Technology		17.45%
Public Storage	607	126,863	Industrial		13.22%
Realty Income Corp	963	54,910	Consumer, Cyclical		11.01%
Simon Property Group Inc	319	54,785	Financial		8.69%
			Communications		7.11%
		$508,075	Utilities		3.06%
Retail — 9.15%			Basic Materials		0.72%
AutoZone Inc (a)	80	56,909	Other Assets and Liabilities		0.21%
CVS Health Corp	734	53,215	TOTAL NET ASSETS		100.00%
Darden Restaurants Inc	790	75,856
Dollar General Corp	806	74,966
Domino’s Pizza Inc	307	58,011
Home Depot Inc/The	1,369	259,466
Lowe’s Cos Inc	2,656	246,849
McDonald’s Corp	1,548	266,442
O’Reilly Automotive Inc (a)	729	175,354
Ross Stores Inc	2,893	232,163
Starbucks Corp	3,500	201,005
TJX Cos Inc/The	750	57,345
Ulta Salon Cosmetics & Fragrance Inc (a)	215	48,087
Yum! Brands Inc	3,048	248,747
		$2,054,415
Semiconductors — 3.57%
Analog Devices Inc	1,703	151,618
Applied Materials Inc	3,850	196,812
Maxim Integrated Products Inc	1,332	69,637
NVIDIA Corp	586	113,391
Texas Instruments Inc	2,580	269,455
		$800,913
Software — 12.78%
Adobe Systems Inc (a)	1,681	294,578
ANSYS Inc (a)	1,307	192,900
Broadridge Financial Solutions Inc	852	77,174
CA Inc	4,321	143,803
CDK Global Inc	2,998	213,697
Cerner Corp (a)	1,074	72,377
Citrix Systems Inc (a)	1,766	155,408
Electronic Arts Inc (a)	680	71,441
Fiserv Inc (a)	1,719	225,413
Intuit Inc	1,583	249,766
Jack Henry & Associates Inc	2,121	248,072
MSCI Inc	2,102	265,987
Paychex Inc	3,235	220,239
Red Hat Inc (a)	1,683	202,128
Synopsys Inc (a)	2,765	235,689
		$2,868,672
Telecommunications — 1.08%
Arista Networks Inc (a)	498	117,319
Cisco Systems Inc	1,727	66,144
CommScope Holding Co Inc (a)	1,548	58,561
		$242,024

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Advertising — 1.14%			Diversified Financial Services (continued)
Interpublic Group of Cos Inc/The	1,559	$31,430	Intercontinental Exchange Inc	664	$46,852
Omnicom Group Inc	840	61,177	Legg Mason Inc	1,003	42,106
		$92,607	Mastercard Inc, Class A	349	52,825
			Navient Corp	4,584	61,059
Aerospace & Defense — 3.91%			Synchrony Financial	1,043	40,270
Boeing Co/The	210	61,931	T Rowe Price Group Inc	541	56,767
HEICO Corp	586	55,289
HEICO Corp, Class A	669	52,885			$647,380
Raytheon Co	248	46,587	Electric — 0.48%
Spirit AeroSystems Holdings Inc, Class A (a)	1,149	100,250	CenterPoint Energy Inc	1,384	39,250
		$316,942	Electrical Components & Equipment — 1.04%
Agriculture — 0.38%			AMETEK Inc	713	51,671
Bunge Ltd	459	30,790	Energizer Holdings Inc	686	32,914

Airlines — 2.65%					$84,585
Alaska Air Group Inc	731	53,736	Electronics — 1.77%
Delta Air Lines Inc	1,432	80,192	Amphenol Corp, Class A	548	48,115
Southwest Airlines Co	1,237	80,961	Honeywell International Inc	306	46,928
		$214,889	TE Connectivity Ltd	509	48,375
					$143,418
Apparel — 3.31%
Carter’s Inc	804	94,462	Food — 1.54%
Hanesbrands Inc	3,543	74,084	JM Smucker Co/The	265	32,924
VF Corp	1,351	99,974	Tyson Foods Inc, Class A	1,131	91,690
		$268,520			$124,614
Auto Manufacturers — 1.86%			Hand/Machine Tools — 1.00%
Ford Motor Co	5,707	71,280	Lincoln Electric Holdings Inc	454	41,577
General Motors Co	1,941	79,562	Snap-on Inc	225	39,218
		$150,842			$80,795
Auto Parts & Equipment — 1.52%			Healthcare — Services — 1.44%
Goodyear Tire & Rubber Co/The	1,073	34,669	Encompass Health Corp	909	44,914
Lear Corp	503	88,860	Quest Diagnostics Inc	386	38,017
			Universal Health Services Inc, Class B	299	33,892
		$123,529
					$116,823
Banks — 5.04%
Capital One Financial Corp	762	75,880	Home Builders — 0.64%
CIT Group Inc	897	44,159	Thor Industries Inc	342	51,546
Citigroup Inc	1,195	88,920	Household Products/Wares — 0.68%
Home BancShares Inc	1,335	31,039	Avery Dennison Corp	478	54,903
JPMorgan Chase & Co	422	45,129
Morgan Stanley	828	43,445	Housewares — 0.95%
Regions Financial Corp	4,626	79,937	Toro Co/The	1,187	77,428
		$408,509	Insurance — 10.27%
Biotechnology — 1.76%			Allstate Corp/The	465	48,690
Amgen Inc	405	70,429	AmTrust Financial Services Inc	3,088	31,096
Gilead Sciences Inc	1,006	72,070	CNO Financial Group Inc	3,389	83,674
			Everest Re Group Ltd	304	67,263
		$142,499	First American Financial Corp	986	55,256
Chemicals — 3.14%			Hanover Insurance Group Inc/The	430	46,474
Cabot Corp	653	40,218	Lincoln National Corp	1,019	78,331
Celanese Corp, Series A	793	84,915	Progressive Corp/The	1,806	101,714
Eastman Chemical Co	472	43,726	Prudential Financial Inc	348	40,013
LyondellBasell Industries NV, Class A	775	85,498	Torchmark Corp	913	82,818
			Travelers Cos Inc/The	584	79,214
		$254,357	Voya Financial Inc	917	45,364
Commercial Services — 1.14%			WR Berkley Corp	1,018	72,940
ManpowerGroup Inc	731	92,186			$832,847
Computers — 2.25%			Internet — 1.03%
Apple Inc	279	47,215	CDW Corp	1,203	83,596
Hewlett Packard Enterprise Co	2,893	41,544
International Business Machines Corp	398	61,061	Leisure Products & Services — 2.03%
Seagate Technology PLC	785	32,844	Carnival Corp	678	44,999
			Harley-Davidson Inc	1,254	63,804
		$182,664	Polaris Industries Inc	451	55,919
Construction Materials — 1.04%					$164,722
Fortune Brands Home & Security Inc	1,233	84,387
			Lodging — 0.66%
Diversified Financial Services — 7.98%			Wyndham Worldwide Corp	462	53,532
Alliance Data Systems Corp (a)	294	74,523
American Express Co	474	47,073	Machinery Diversified — 1.93%
Discover Financial Services	1,005	77,304	Cummins Inc	476	84,081
Federated Investors Inc, Class B	2,608	94,097	Wabtec Corp	892	72,635
FNF Group	1,389	54,504			$156,716

See accompanying notes.

     Schedule of Investments Principal Shareholder Yield Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Media — 3.39%			Toys, Games & Hobbies — 0.44%
FactSet Research Systems Inc	215	$41,443	Hasbro Inc	394	$35,811
TEGNA Inc	2,312	32,553
			Transportation — 0.58%
Twenty-First Century Fox Inc, Class A	2,362	81,560
			Union Pacific Corp	351	47,069
Twenty-First Century Fox Inc, Class B	2,408	82,161
Walt Disney Co/The	345	37,091
			TOTAL COMMON STOCKS		$8,090,424
		$274,808
			Total Investments		$8,090,424
Miscellaneous Manufacture — 2.09%			Other Assets and Liabilities — 0.25%		$20,596
3M Co	206	48,486
			TOTAL NET ASSETS — 100%		$8,111,020
Eaton Corp PLC	527	41,638
Ingersoll-Rand PLC	893	79,647
			(a) Non-income producing security
		$169,771

Oil & Gas — 1.18%			Portfolio Summary (unaudited)
Valero Energy Corp	1,042	95,770
			Sector		Percent
Packaging & Containers — 2.18%			Consumer, Cyclical		30.13%
Graphic Packaging Holding Co	5,309	82,024	Financial		26.42%
Packaging Corp of America	417	50,269	Industrial		16.49%
WestRock Co	704	44,500	Consumer, Non-cyclical		8.66%
		$176,793	Technology		7.17%
Pharmaceuticals — 1.73%			Communications		6.08%
AmerisourceBergen Corp	418	38,381	Basic Materials		3.14%
Cardinal Health Inc	463	28,368	Energy		1.18%
McKesson Corp	471	73,452	Utilities		0.48%
			Other Assets and Liabilities		0.25%
		$140,201
			TOTAL NET ASSETS		100.00%
Real Estate — 0.84%
Realogy Holdings Corp	2,575	68,238

REITs — 2.30%
Host Hotels & Resorts Inc	3,928	77,971
New Residential Investment Corp	2,243	40,105
RLJ Lodging Trust	3,104	68,195
		$186,271
Retail — 16.06%
Bed Bath & Beyond Inc	1,770	38,922
Best Buy Co Inc	1,616	110,648
Cracker Barrel Old Country Store Inc	241	38,292
CVS Health Corp	887	64,307
Dollar General Corp	969	90,127
GameStop Corp, Class A	1,537	27,589
Gap Inc/The	2,846	96,935
Home Depot Inc/The	488	92,491
Kohl’s Corp	1,657	89,859
Lowe’s Cos Inc	952	88,479
Macy’s Inc	1,131	28,490
Nu Skin Enterprises Inc, Class A	765	52,196
PVH Corp	420	57,628
Signet Jewelers Ltd	1,112	62,884
Target Corp	1,203	78,496
TJX Cos Inc/The	484	37,007
Tractor Supply Co	997	74,526
Wal-Mart Stores Inc	998	98,552
Williams-Sonoma Inc	1,455	75,223
		$1,302,651
Semiconductors — 2.81%
Lam Research Corp	324	59,639
Skyworks Solutions Inc	755	71,687
Texas Instruments Inc	925	96,607
		$227,933
Shipbuilding — 0.95%
Huntington Ingalls Industries Inc	327	77,074

Software — 2.10%
CDK Global Inc	569	40,558
j2 Global Inc	462	34,664
MSCI Inc	755	95,538
		$170,760
Telecommunications — 0.52%
Cisco Systems Inc	1,107	42,398

See accompanying notes.

Schedule of Investments

Principal Spectrum Preferred Securities Active ETF

December 31, 2017 (unaudited)

	Principal			Principal
BONDS — 97.84%	Amount	Value	BONDS (continued)	Amount	Value
Auto Manufacturers — 2.07%			Insurance (continued)
General Motors Financial Co Inc			American International Group Inc
(3-month USD LIBOR + 3.60%),			(3-month USD LIBOR + 4.20%),
5.75%, 12/31/2099 (a),(b)	$700,000	$720,881	8.18%, 05/15/2068 (b)	$1,050,000	$1,428,000
			Dai-ichi Life Insurance Co Ltd/The
Banks — 51.54%
Bank of America Corp			(3-month USD LIBOR + 3.68%),
			5.10%, 10/29/2049 (a),(b),(c)	1,400,000	1,477,000
(3-month USD LIBOR + 3.90%),
6.10%, 12/29/2049 (a),(b)	1,350,000	1,481,625	Legal & General Group PLC
Bank of New York Mellon Corp/The			(5-year Swap rate + 3.69%),
			5.25%, 03/21/2047 (b)	1,400,000	1,479,940
(3-month USD LIBOR + 3.42%),
4.95%, 12/29/2049 (a),(b)	1,050,000	1,086,803	MetLife Inc
			9.25%, 04/08/2038 (c)	985,000	1,452,875
Barclays Bank PLC
			Prudential Financial Inc
(3-month USD LIBOR + 1.55%),
6.28%, 12/29/2049 (a),(b)	1,050,000	1,208,981	(3-month USD LIBOR + 3.92%),
			5.63%, 06/15/2043 (b)	1,050,000	1,137,150
BNP Paribas SA
(3-month USD LIBOR + 1.29%),					$7,738,665
7.20%, 12/31/2049 (a),(b),(c)	1,400,000	1,617,000	Mining — 4.34%
Citigroup Inc			BHP Billiton Finance USA Ltd
(3-month USD LIBOR + 4.06%),			(5-year Swap rate + 4.971%),
5.88%, 12/29/2049 (a),(b)	700,000	726,250	6.25%, 10/19/2075 (b),(c)	1,400,000	1,515,500
(3-month USD LIBOR + 3.42%),
6.30%, 12/29/2049 (a),(b)	700,000	749,875	Miscellaneous Manufacture — 3.10%
Credit Agricole SA			General Electric Co
(3-month USD LIBOR + 6.98%),			(3-month USD LIBOR + 3.33%),
			5.00%, 12/29/2049 (a),(b)	1,050,000	1,082,130
8.38%, 10/29/2049 (a),(b),(c)	1,050,000	1,144,500
Dresdner Funding Trust I			Pipelines — 5.24%
8.15%, 06/30/2031 (c)	1,000,000	1,324,628	Enbridge Inc
Goldman Sachs Group Inc/The			(3-month USD LIBOR + 3.89%),
(3-month USD LIBOR + 3.92%),			6.00%, 01/15/2077 (b)	1,050,000	1,092,000
5.38%, 12/29/2049 (a),(b)	1,050,000	1,081,500	Transcanada Trust
HSBC Capital Funding Dollar 1 LP			(3-month USD LIBOR + 3.53%),
(3-month USD LIBOR + 4.98%),			5.63%, 05/20/2075 (b)	700,000	736,750
10.18%, 12/29/2049 (a),(b)	700,000	1,128,750
					$1,828,750
JPMorgan Chase & Co
(3-month USD LIBOR + 3.78%),			TOTAL BONDS		$34,122,029
6.75%, 01/29/2049 (a),(b)	700,000	792,750
Lloyds Bank PLC			Total Investments		$34,122,029
(3-month USD LIBOR + 11.76%),			Other Assets and Liabilities — 2.16%		$756,781
12.00%, 12/29/2049 (a),(b),(c)	1,000,000	1,341,509	TOTAL NET ASSETS — 100%		$34,878,810
Morgan Stanley
(3-month USD LIBOR + 3.81%),			(a) Perpetual security. Perpetual securities pay an indefinite stream of interest,
5.55%, 12/29/2049 (a),(b)	1,050,000	1,090,687
			but they may be called by the issuer at an earlier date.
Standard Chartered PLC			(b) Rate shown is the rate in effect as of period end. The rate may be based on a
(3-month USD LIBOR + 1.46%),
7.01%, 07/29/2049 (a),(b),(c)	1,400,000	1,664,250	fixed rate and may convert to a variable rate or floating rate in the future.
			(c) Security exempt from registration under Rule 144A of the Securities Act of
US Bancorp
(3-month USD LIBOR + 2.91%),			1933. These securities may be resold in transactions exempt from
5.30%, 12/31/2099 (a),(b)	700,000	757,785	registration, normally to qualified institutional buyers. At the end of the
Wells Fargo & Co			period, the value of these securities totaled $11,537,262 or 33.08% of net
(3-month USD LIBOR + 3.99%),			assets.
5.88%, 12/29/2049 (a),(b)	700,000	775,285

		$17,972,178	Portfolio Summary (unaudited)
Diversified Financial Services — 5.97%			Sector		Percent
American Express Co
(3-month USD LIBOR + 3.43%),			Financial		79.69%
5.20%, 05/29/2049 (a),(b)	1,050,000	1,078,875	Energy		5.24%
Charles Schwab Corp/The			Basic Materials		4.35%
(3-month USD LIBOR + 2.58%),			Utilities		3.39%
5.00%, 12/31/2099 (a),(b)	1,000,000	1,003,800	Industrial		3.10%
			Consumer, Cyclical		2.07%
		$2,082,675	Other Assets and Liabilities		2.16%
Electric — 3.39%			TOTAL NET ASSETS		100.00%
Emera Inc
(3-month USD LIBOR + 5.44%),
6.75%, 06/15/2076 (b)	1,050,000	1,181,250

Insurance — 22.19%
Allstate Corp/The
(3-month USD LIBOR + 2.94%),
5.75%, 08/15/2053 (b)	700,000	763,700

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 5.83%			Environmental Control — 1.93%
Boeing Co/The	153	$45,121	Republic Services Inc	546	$36,915
General Dynamics Corp	146	29,704	Waste Management Inc	447	38,576
Harris Corp	251	35,554			$75,491
HEICO Corp, Class A	487	38,498
Northrop Grumman Corp	175	53,709	Food — 1.82%
Teledyne Technologies Inc (a)	141	25,542	Conagra Brands Inc	883	33,263
			Pinnacle Foods Inc	639	38,001
		$228,128
					$71,264
Agriculture — 1.48%
Altria Group Inc	405	28,921	Hand/Machine Tools — 0.77%
Philip Morris International Inc	275	29,054	Lincoln Electric Holdings Inc	327	29,947
		$57,975	Healthcare — Products — 2.70%
			IDEXX Laboratories Inc (a)	191	29,869
Airlines — 0.11%			NuVasive Inc (a)	370	21,641
Alaska Air Group Inc	60	4,411	Teleflex Inc	218	54,243
Banks — 18.84%					$105,753
Bank of America Corp	1,121	33,092
BB&T Corp	570	28,340	Healthcare — Services — 0.71%
Citizens Financial Group Inc	735	30,855	Quest Diagnostics Inc	282	27,774
Comerica Inc	388	33,682	Holding Companies — Diversified — 0.78%
Commerce Bancshares Inc	327	18,260	Leucadia National Corp	1,157	30,649
Cullen / Frost Bankers Inc	297	28,111
East West Bancorp Inc	511	31,084	Home Builders — 0.96%
Fifth Third Bancorp	1,002	30,401	Thor Industries Inc	249	37,529
First Horizon National Corp	1,377	27,526	Housewares — 1.34%
Goldman Sachs Group Inc/The	112	28,533	Toro Co/The	804	52,445
Huntington Bancshares Inc	1,308	19,045
JPMorgan Chase & Co	303	32,403	Insurance — 12.75%
			Alleghany Corp (a)	43	25,632
KeyCorp	1,464	29,529
M&T Bank Corp	165	28,213	Allstate Corp/The	336	35,183
Morgan Stanley	605	31,744	American Financial Group Inc	300	32,562
			Arch Capital Group Ltd (a)	291	26,414
PNC Financial Services Group Inc/The	216	31,167
			Arthur J Gallagher & Co	483	30,564
Popular Inc	420	14,906
			Assured Guaranty Ltd	669	22,659
Prosperity Bancshares Inc	249	17,447
			Axis Capital Holdings Ltd	396	19,903
Regions Financial Corp	1,811	31,294	Erie Indemnity Co	266	32,409
SunTrust Banks Inc	462	29,841	Everest Re Group Ltd	118	26,109
SVB Financial Group (a)	144	33,663
			Lincoln National Corp	394	30,287
Synovus Financial Corp	651	31,209	Progressive Corp/The	644	36,270
US Bancorp	503	26,951	Prudential Financial Inc	249	28,630
Webster Financial Corp	501	28,136	Reinsurance Group of America Inc	212	33,057
Western Alliance Bancorp (a)	535	30,292
			RenaissanceRe Holdings Ltd	221	27,755
Zions Bancorp	612	31,108	Torchmark Corp	354	32,111
		$736,832	Unum Group	566	31,068
Biotechnology — 0.86%			WR Berkley Corp	392	28,087
Bio-Rad Laboratories Inc, Class A (a)	141	33,652			$498,700

Commercial Services — 3.59%			Internet — 3.99%
MarketAxess Holdings Inc	141	28,447	Amazon.com Inc (a)	56	65,490
Quanta Services Inc (a)	741	28,980	CDW Corp	469	32,591
Rollins Inc	756	35,177	IAC/InterActiveCorp (a)	252	30,815
Vantiv Inc, Class A (a)	650	47,807	Symantec Corp	968	27,162
		$140,411			$156,058
Computers — 2.56%			Iron & Steel — 0.83%
Apple Inc	201	34,015	Steel Dynamics Inc	750	32,347
Leidos Holdings Inc	348	22,471	Machinery — Construction & Mining — 2.41%
NCR Corp (a)	570	19,374
			BWX Technologies Inc	595	35,992
NetApp Inc	441	24,396	Caterpillar Inc	369	58,147
		$100,256			$94,139
Distribution/Wholesale — 0.80%			Machinery — Diversified — 1.70%
Pool Corp	240	31,116	Cognex Corp	716	43,791
Diversified Financial Services — 2.85%			Nordson Corp	155	22,692
CME Group Inc	233	34,030			$66,483
Discover Financial Services	261	20,076	Media — 1.44%
Raymond James Financial Inc	352	31,433	Charter Communications Inc (a)	86	28,893
SLM Corp (a)	2,307	26,069
			Liberty Broadband Corp (a)	321	27,336
		$111,608			$56,229
Electronics — 0.82%			Miscellaneous Manufacture — 1.81%
Corning Inc	1,002	32,054	Illinois Tool Works Inc	209	34,871
Entertainment — 1.07%			Parker-Hannifin Corp	179	35,725
Vail Resorts Inc	197	41,857			$70,596

See accompanying notes.

     Schedule of Investments Principal Sustainable Momentum Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value
Packaging & Containers — 0.92%
Packaging Corp of America	299	$36,044

Pharmaceuticals — 0.31%
TESARO Inc (a)	147	12,182

Pipelines — 0.70%
ONEOK Inc	511	27,313

REITs — 1.43%
Chimera Investment Corp	1,428	26,390
New Residential Investment Corp	1,640	29,323
		$55,713
Retail — 1.98%
Domino’s Pizza Inc	270	51,019
MSC Industrial Direct Co Inc	273	26,388
		$77,407
Semiconductors — 8.86%
Advanced Micro Devices Inc (a)	1,899	19,522
Analog Devices Inc	336	29,914
Applied Materials Inc	763	39,005
Lam Research Corp	232	42,704
Microchip Technology Inc	381	33,482
NVIDIA Corp	798	154,413
Teradyne Inc	651	27,257
		$346,297
Shipbuilding — 0.77%
Huntington Ingalls Industries Inc	127	29,934

Software — 6.72%
Aspen Technology Inc (a)	475	31,445
Jack Henry & Associates Inc	305	35,673
MSCI Inc	317	40,113
PTC Inc (a)	510	30,992
Synopsys Inc (a)	387	32,988
Take-Two Interactive Software Inc (a)	483	53,024
VMware Inc (a)	306	38,348
		$262,583
Telecommunications — 1.66%
Arista Networks Inc (a)	156	36,751
T-Mobile US Inc (a)	442	28,071
		$64,822
Transportation — 1.65%
CSX Corp	569	31,301
Norfolk Southern Corp	228	33,037
		$64,338

TOTAL COMMON STOCKS		$3,900,337
Total Investments		$3,900,337
Other Assets and Liabilities — 0.25%		$9,685
TOTAL NET ASSETS — 100%		$3,910,022

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector		Percent
Financial		35.88%
Industrial		18.60%
Technology		18.13%
Consumer, Non-cyclical		11.48%
Communications		7.09%
Consumer, Cyclical		6.26%
Basic Materials		0.83%
Diversified		0.78%
Energy		0.70%
Other Assets and Liabilities		0.25%
TOTAL NET ASSETS		100.00%

See accompanying notes.

     Schedule of Investments Principal U.S. Mega-Cap Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.81%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 2.81%			Pharmaceuticals — 13.06%
Boeing Co/The	24,288	$7,162,774	Abbott Laboratories	257,368	$14,687,992
United Technologies Corp	118,242	15,084,132	AbbVie Inc	69,734	6,743,975
		$22,246,906	Bristol-Myers Squibb Co	214,858	13,166,498
			Eli Lilly & Co	160,503	13,556,083
Agriculture — 2.53%			Johnson & Johnson	163,258	22,810,408
Altria Group Inc	97,650	6,973,186	Merck & Co Inc	331,374	18,646,415
Philip Morris International Inc	123,684	13,067,215	Pfizer Inc	384,599	13,930,176
		$20,040,401			$103,541,547
Banks — 8.38%			Retail — 6.08%
Bank of America Corp	244,652	7,222,127	Home Depot Inc/The	83,775	15,877,876
Citigroup Inc	188,324	14,013,189	McDonald’s Corp	87,438	15,049,828
Goldman Sachs Group Inc/The	57,744	14,710,861	Wal-Mart Stores Inc	175,345	17,315,319
JPMorgan Chase & Co	143,709	15,368,240
Wells Fargo & Co	248,962	15,104,525			$48,243,023
		$66,418,942	Semiconductors — 2.94%
			Intel Corp	360,571	16,643,957
Beverages — 5.61%			NVIDIA Corp	34,591	6,693,359
Coca-Cola Co/The	471,600	21,637,008
PepsiCo Inc	190,771	22,877,258			$23,337,316
		$44,514,266	Software — 3.54%
			Microsoft Corp	256,895	21,974,799
Biotechnology — 3.54%			Oracle Corp	128,240	6,063,187
Amgen Inc	73,447	12,772,433
Celgene Corp (a)	94,142	9,824,659			$28,037,986
Gilead Sciences Inc	76,425	5,475,087	Telecommunications — 4.53%
		$28,072,179	AT&T Inc	350,614	13,631,872
			Cisco Systems Inc	408,253	15,636,090
Computers — 5.51%			Verizon Communications Inc	125,274	6,630,753
Apple Inc	172,335	29,164,252
International Business Machines Corp	94,597	14,513,072			$35,898,715
		$43,677,324	Transportation — 2.00%
			Union Pacific Corp	118,106	15,838,015
Diversified Financial Services — 3.73%
Mastercard Inc, Class A	96,990	14,680,406	TOTAL COMMON STOCKS		$791,469,275
Visa Inc, Class A	130,424	14,870,945
			Total Investments		$791,469,275
		$29,551,351	Other Assets and Liabilities — 0.19%		$1,521,451
Electronics — 2.90%			TOTAL NET ASSETS — 100%		$792,990,726
Honeywell International Inc	149,741	22,964,280

Food — 2.68%			(a) Non-income producing security
Kraft Heinz Co/The	273,690	21,282,134

Healthcare — Products — 1.79%			Portfolio Summary (unaudited)
Medtronic PLC	176,100	14,220,075	Sector		Percent
Healthcare — Services — 3.02%			Consumer, Non-cyclical		34.93%
UnitedHealth Group Inc	108,541	23,928,949	Financial		15.00%
			Communications		14.67%
Household Products — 2.70%			Technology		11.99%
Procter & Gamble Co/The	233,285	21,434,226	Industrial		10.89%
Insurance — 2.89%			Energy		6.25%
Berkshire Hathaway Inc, Class B (a)	115,783	22,950,506	Consumer, Cyclical		6.08%
			Other Assets and Liabilities		0.19%
Internet — 6.72%
Alphabet Inc, Class A (a)	21,361	22,501,677	TOTAL NET ASSETS		100.00%
Amazon.com Inc (a)	14,250	16,664,948
Facebook Inc, Class A (a)	80,164	14,145,739
		$53,312,364
Media — 3.42%
Charter Communications Inc (a)	16,998	5,710,648
Comcast Corp, Class A	161,065	6,450,654
Walt Disney Co/The	139,324	14,978,723
		$27,140,025
Miscellaneous Manufacture — 3.19%
3M Co	65,267	15,361,894
General Electric Co	567,968	9,911,041
		$25,272,935
Oil & Gas — 4.57%
Chevron Corp	116,579	14,594,525
Exxon Mobil Corp	259,296	21,687,518
		$36,282,043
Oil & Gas Services — 1.67%
Schlumberger Ltd	196,821	13,263,767

See accompanying notes.

     Schedule of Investments Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS — 99.75%	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Aerospace & Defense — 1.55%			Beverages — 0.15%
Aerojet Rocketdyne Holdings Inc (a)	29,157	$909,698	MGP Ingredients Inc	6,086	$467,892
Aerovironment Inc (a)	12,503	702,168
			Biotechnology — 3.05%
Kaman Corp	20,214	1,189,392	Abeona Therapeutics Inc (a)	8,226	130,382
KLX Inc (a)	30,030	2,049,548
			Amicus Therapeutics Inc (a)	72,802	1,047,621
National Presto Industries Inc	1,325	131,771	Arena Pharmaceuticals Inc (a)	16,117	547,495
		$4,982,577	Cambrex Corp (a)	17,659	847,632
			Emergent BioSolutions Inc (a)	15,808	734,598
Apparel — 0.62%
			Enzo Biochem Inc (a)	10,489	85,485
Oxford Industries Inc	6,256	470,389
			ImmunoGen Inc (a)	49,437	316,891
Steven Madden Ltd (a)	32,158	1,501,778
			Innoviva Inc	50,741	720,015
		$1,972,167	Ligand Pharmaceuticals Inc (a)	16,149	2,211,283
Auto Manufacturers — 0.24%			Momenta Pharmaceuticals Inc (a)	23,398	326,402
Wabash National Corp	35,471	769,721	Myriad Genetics Inc (a)	35,859	1,231,577
			Omeros Corp (a)	18,880	366,838
Auto Parts & Equipment — 0.30%			PDL BioPharma Inc	48,885	133,945
Cooper-Standard Holdings Inc (a)	6,377	781,183	Pieris Pharmaceuticals Inc (a)	13,855	104,605
Douglas Dynamics Inc	5,099	192,742	PTC Therapeutics Inc (a)	17,690	295,069
		$973,925	Retrophin Inc (a)	12,986	273,615
			Sangamo Therapeutics Inc (a)	23,882	391,665
Banks — 7.71%
Ameris Bancorp	18,243	879,313			$9,765,118
Atlantic Capital Bancshares Inc (a)	9,948	175,085	Chemicals — 2.91%
BancFirst Corp	4,302	220,047	American Vanguard Corp	4,064	79,858
Banner Corp	19,207	1,058,690	Balchem Corp	8,168	658,341
Blue Hills Bancorp Inc	6,468	130,007	HB Fuller Co	32,595	1,755,893
Bryn Mawr Bank Corp	5,747	254,017	Ingevity Corp (a)	13,900	979,533
Camden National Corp	4,060	171,048	Innophos Holdings Inc	4,287	200,332
Cathay General Bancorp	47,093	1,985,912	KMG Chemicals Inc	5,539	366,017
CenterState Bank Corp	27,562	709,170	Koppers Holdings Inc (a)	5,368	273,231
Central Pacific Financial Corp	14,172	422,751	Kraton Corp (a)	11,543	556,026
City Holding Co	5,699	384,512	Minerals Technologies Inc	11,091	763,615
CoBiz Financial Inc	11,048	220,850	PolyOne Corp	42,914	1,866,759
Columbia Banking System Inc	28,752	1,248,987	Quaker Chemical Corp	4,568	688,809
Customers Bancorp Inc (a)	15,038	390,838	Rayonier Advanced Materials Inc	28,541	583,663
Eagle Bancorp Inc (a)	13,752	796,241	Stepan Co	6,884	543,629
Enterprise Financial Services Corp	15,374	694,136			$9,315,706
Equity Bancshares Inc, Class A (a)	6,469	229,067
FCB Financial Holdings Inc, Class A (a)	25,718	1,306,474	Commercial Services — 7.50%
			Aaron’s Inc	19,739	786,599
First Commonwealth Financial Corp	50,690	725,881
			Adtalem Global Education Inc	12,884	541,772
First Connecticut Bancorp Inc	4,007	104,783	Alarm.com Holdings Inc (a)	30,614	1,155,678
First Financial Bankshares Inc	19,714	888,116	AMN Healthcare Services Inc (a)	27,146	1,336,940
First Foundation Inc (a)	10,132	187,847
			B. Riley Financial Inc	7,443	134,718
First Merchants Corp	29,146	1,225,881	Barrett Business Services Inc	2,472	159,419
German American Bancorp Inc	4,629	163,543	CAI International Inc (a)	10,827	306,621
Great Western Bancorp Inc	23,233	924,673	Capella Education Co	1,957	151,472
Green Bancorp Inc (a)	15,601	316,700
			Care.com Inc (a)	3,741	67,488
Guaranty Bancorp	15,733	435,017	Carriage Services Inc	4,981	128,062
Hanmi Financial Corp	15,058	457,010	CBIZ Inc (a)	18,170	280,726
Heartland Financial USA Inc	8,635	463,268	CorVel Corp (a)	1,756	92,892
Heritage Commerce Corp	12,671	194,120	CRA International Inc	2,068	92,957
Heritage Financial Corp	17,666	544,113	Ennis Inc	10,071	208,973
Horizon Bancorp	8,871	246,614	EVERTEC Inc	30,679	418,768
Independent Bank Corp	8,787	613,772	Forrester Research Inc	4,144	183,165
Independent Bank Group Inc	11,924	806,062	Graham Holdings Co, Class B	1,289	719,713
Lakeland Bancorp Inc	12,872	247,786	Green Dot Corp, Class A (a)	28,181	1,698,187
Lakeland Financial Corp	8,607	417,353	Hackett Group Inc/The	8,339	131,006
Live Oak Bancshares Inc	9,584	228,578	HealthEquity Inc (a)	37,351	1,742,798
National Bank Holdings Corp, Class A	10,089	327,186	HMS Holdings Corp (a)	33,100	561,045
National Commerce Corp (a)	4,884	196,581	INC Research Holdings Inc, Class A (a)	42,032	1,832,595
Nicolet Bankshares Inc (a)	2,381	130,336	Insperity Inc	9,996	573,271
Old Second Bancorp Inc	6,581	89,831	Korn	23,894	988,734
Peoples Bancorp Inc	3,225	105,199	LendingTree Inc (a)	8,896	3,028,643
Preferred Bank	7,299	429,035	Medifast Inc	3,276	228,698
QCR Holdings Inc	5,909	253,201	Nutrisystem Inc	17,148	901,985
Republic First Bancorp Inc (a)	12,521	105,802	On Assignment Inc (a)	21,703	1,394,852
ServisFirst Bancshares Inc	13,023	540,454	Paylocity Holding Corp (a)	14,854	700,515
Southside Bancshares Inc	11,059	372,467	Sotheby’s (a)	20,154	1,039,946
TriCo Bancshares	6,410	242,683	SP Plus Corp (a)	6,842	253,838
Triumph Bancorp Inc (a)	9,568	301,392	Strayer Education Inc	1,709	153,092
Veritex Holdings Inc (a)	13,344	368,161	TriNet Group Inc (a)	15,329	679,688
Walker & Dunlop Inc (a)	16,434	780,615	Viad Corp	6,620	366,748
			Weight Watchers International Inc (a)	22,850	1,011,798
		$24,711,205
					$24,053,402

See accompanying notes.

     Schedule of Investments Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Computers — 3.02%			Energy-Alternate Sources — 0.42%
Barracuda Networks Inc (a)	54,116	$1,488,190	Pattern Energy Group Inc	51,961	$1,116,642
CACI International Inc, Class A (a)	12,644	1,673,433	Renewable Energy Group Inc (a)	20,692	244,166
Convergys Corp	75,986	1,785,671			$1,360,808
ExlService Holdings Inc (a)	19,561	1,180,506
Insight Enterprises Inc (a)	7,351	281,470	Engineering & Construction — 0.70%
Mercury Systems Inc (a)	24,417	1,253,813	Argan Inc	8,657	389,565
Qualys Inc (a)	11,479	681,279	Exponent Inc	6,194	440,393
StarTek Inc (a)	5,086	50,708	NV5 Global Inc (a)	2,383	129,039
			TopBuild Corp (a)	15,720	1,190,633
TeleTech Holdings Inc	8,716	350,819
Varonis Systems Inc (a)	19,131	928,810	VSE Corp	1,853	89,741
		$9,674,699			$2,239,371
Construction Materials — 2.64%			Entertainment — 1.60%
American Woodmark Corp (a)	6,746	878,667	Churchill Downs Inc	4,468	1,039,704
Apogee Enterprises Inc	17,739	811,205	Dolby Laboratories Inc, Class A	14,414	893,668
Armstrong World Industries Inc (a)	27,368	1,657,132	Eldorado Resorts Inc (a)	23,282	771,798
Builders FirstSource Inc (a)	57,947	1,262,665	International Speedway Corp, Class A	7,099	282,895
Patrick Industries Inc (a)	6,447	447,744	Marriott Vacations Worldwide Corp	10,789	1,458,781
PGT Innovations Inc (a)	23,915	402,968	Pinnacle Entertainment Inc (a)	19,494	638,039
Simpson Manufacturing Co Inc	21,825	1,252,973	RCI Hospitality Holdings Inc	1,871	52,350
Trex Co Inc (a)	15,995	1,733,698			$5,137,235
		$8,447,052	Environmental Control — 0.78%
Distribution/Wholesale — 0.34%			Advanced Emissions Solutions Inc	6,616	63,911
			Heritage-Crystal Clean Inc (a)	5,290	115,057
Systemax Inc	2,757	91,725
Triton International Ltd (a)	26,748	1,001,713	MSA Safety Inc	17,869	1,385,205
			Tetra Tech Inc	19,368	932,569
		$1,093,438
					$2,496,742
Diversified Financial Services — 4.72%
Artisan Partners Asset Management Inc, Class A	42,909	1,694,906	Food — 0.69%
			Chefs’ Warehouse Inc/The (a)	3,023	61,972
Cohen & Steers Inc	18,028	852,544
Diamond Hill Investment Group Inc	1,980	409,187	John B Sanfilippo & Son Inc	4,020	254,265
Encore Capital Group Inc (a)	16,172	680,841	Sanderson Farms Inc	13,626	1,891,016
Enova International Inc (a)	23,466	356,683			$2,207,253
Evercore Inc, Class A	27,349	2,461,410	Forest Products & Paper — 0.32%
Federal Agricultural Mortgage Corp, Class C	6,339	495,963	Neenah Paper Inc	6,857	621,587
Federated Investors Inc, Class B	73,850	2,664,508	Schweitzer-Mauduit International Inc	8,609	390,504
Greenhill & Co Inc	41,480	808,860
Hannon Armstrong Sustainable Infrastructure					$1,012,091
Capital Inc	35,381	851,267	Gas — 0.36%
Houlihan Lokey Inc	29,508	1,340,548	Chesapeake Utilities Corp	4,453	349,783
Moelis & Co, Class A	34,872	1,691,292	Northwest Natural Gas Co	13,414	800,145
PJT Partners Inc, Class A	11,588	528,413			$1,149,928
R1 RCM Inc (a)	11,333	49,979
Westwood Holdings Group Inc	3,840	254,246	Hand/Machine Tools — 0.14%
			Franklin Electric Co Inc	10,115	464,279
		$15,140,647
Electric — 1.77%			Healthcare — Products — 5.69%
El Paso Electric Co	19,644	1,087,295	Abaxis Inc	7,026	347,928
NRG Yield Inc, Class C	87,194	1,647,967	Analogic Corp	4,570	382,738
			AngioDynamics Inc (a)	7,741	128,733
Ormat Technologies Inc	10,540	674,138
PNM Resources Inc	54,267	2,195,100	Atrion Corp	304	191,702
			AxoGen Inc (a)	7,343	207,807
Spark Energy Inc, Class A	5,277	65,435
			BioTelemetry Inc (a)	17,386	519,841
		$5,669,935	Cantel Medical Corp	7,344	755,477
Electrical Components & Equipment — 0.45%			Cardiovascular Systems Inc (a)	11,019	261,040
Advanced Energy Industries Inc (a)	21,413	1,444,949	CONMED Corp	7,707	392,826
			CryoLife Inc (a)	7,463	142,916
Electronics — 3.10%			Cutera Inc (a)	3,677	166,752
Applied Optoelectronics Inc (a)	34,001	1,285,918
			FONAR Corp (a)	1,536	37,402
Badger Meter Inc	7,597	363,137	Glaukos Corp (a)	21,400	548,910
Brady Corp, Class A	18,041	683,754	Globus Medical Inc, Class A (a)	37,487	1,540,716
Control4 Corp (a)	25,862	769,653
			Haemonetics Corp (a)	16,775	974,292
II-VI Inc (a)	31,477	1,477,845
			Halyard Health Inc (a)	24,064	1,111,276
Itron Inc (a)	17,972	1,225,690
			Inogen Inc (a)	9,722	1,157,696
KEMET Corp (a)	64,120	965,647
			Insulet Corp (a)	19,308	1,332,252
Kimball Electronics Inc (a)	4,639	84,662
			Integer Holdings Corp (a)	13,420	607,926
Methode Electronics Inc	17,175	688,717	Intersect ENT Inc (a)	10,400	336,960
NVE Corp	971	83,506	Invacare Corp	13,591	229,008
Rogers Corp (a)	7,705	1,247,594
			Lantheus Holdings Inc (a)	14,636	299,306
Stoneridge Inc (a)	3,959	90,503
			LeMaitre Vascular Inc	4,727	150,508
TTM Technologies Inc (a)	62,807	984,186
			Luminex Corp	13,071	257,499
		$9,950,812	Meridian Bioscience Inc	14,191	198,674
			Merit Medical Systems Inc (a)	17,406	751,939
			MiMedx Group Inc (a)	78,230	986,480

See accompanying notes.

     Schedule of Investments Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Healthcare — Products (continued)			Leisure Products & Services — 1.26%
Nevro Corp (a)	17,078	$1,179,065	Callaway Golf Co	43,226	$602,138
Novocure Ltd (a)	26,172	528,674	Fox Factory Holding Corp (a)	18,962	736,674
OraSure Technologies Inc (a)	21,641	408,149	Johnson Outdoors Inc, Class A	2,077	128,961
Quidel Corp (a)	7,907	342,769	LCI Industries	6,016	782,080
Repligen Corp (a)	13,317	483,141	Malibu Boats Inc, Class A (a)	8,535	253,746
Wright Medical Group NV (a)	57,542	1,277,432	MCBC Holdings Inc (a)	5,293	117,610
			Planet Fitness Inc, Class A (a)	41,124	1,424,124
		$18,237,834
Healthcare — Services — 2.35%					$4,045,333
Addus HomeCare Corp (a)	1,760	61,248	Lodging — 1.16%
Almost Family Inc (a)	4,610	255,164	Boyd Gaming Corp	57,583	2,018,284
Amedisys Inc (a)	11,871	625,720	ILG Inc	58,540	1,667,219
Chemed Corp	5,639	1,370,390	Monarch Casino & Resort Inc (a)	1,087	48,720
Community Health Systems Inc (a)	72,049	306,929
					$3,734,223
Ensign Group Inc/The	8,334	185,015
Kindred Healthcare Inc	38,316	371,665	Machinery — Diversified — 1.06%
LHC Group Inc (a)	7,226	442,592	Alamo Group Inc	4,419	498,773
Magellan Health Inc (a)	7,216	696,705	Altra Industrial Motion Corp	11,313	570,175
National HealthCare Corp	2,631	160,333	Applied Industrial Technologies Inc	17,419	1,186,234
			Chart Industries Inc (a)	8,454	396,155
Providence Service Corp/The (a)	2,553	151,495
			Ichor Holdings Ltd (a)	16,552	407,179
RadNet Inc (a)	7,584	76,598
Select Medical Holdings Corp (a)	31,917	563,335	Kadant Inc	3,263	327,605
Surgery Partners Inc (a)	9,688	117,225			$3,386,121
Teladoc Inc (a)	30,808	1,073,659
			Media — 1.90%
Tivity Health Inc (a)	24,146	882,536
			Central European Media Enterprises Ltd,
US Physical Therapy Inc	2,695	194,579	Class A (a)	17,227	80,106
		$7,535,188	EW Scripps Co/The Class A (a)	13,888	217,069
			Gray Television Inc (a)	21,744	364,212
Home Builders — 2.22%
Cavco Industries Inc (a)	1,995	304,437	John Wiley & Sons Inc, Class A	12,476	820,297
Installed Building Products Inc (a)	7,243	550,106	Meredith Corp	17,477	1,154,356
KB Home	91,008	2,907,705	New York Times Co/The Class A	47,323	875,475
LGI Homes Inc (a)	14,887	1,116,972	Sinclair Broadcast Group Inc, Class A	46,457	1,758,397
MDC Holdings Inc	36,861	1,175,113	World Wrestling Entertainment Inc, Class A	26,339	805,447
Winnebago Industries Inc	19,176	1,066,186			$6,075,359
		$7,120,519	Metal Fabrication & Hardware — 0.59%
Home Furnishings — 1.27%			Global Brass & Copper Holdings Inc	5,605	185,526
Hooker Furniture Corp	1,863	79,085	Mueller Industries Inc	11,512	407,870
iRobot Corp (a)	27,991	2,146,910	Omega Flex Inc	752	53,700
			RBC Bearings Inc (a)	6,540	826,656
La-Z-Boy Inc	17,776	554,611
Sleep Number Corp (a)	34,092	1,281,518	Sun Hydraulics Corp	6,611	427,666
		$4,062,124			$1,901,418
Household Products/Wares — 0.25%			Mining — 0.42%
Central Garden & Pet Co, Class A (a)	6,881	259,483	Kaiser Aluminum Corp	11,154	1,191,805
			Smart Sand Inc (a)	18,167	157,326
WD-40 Co	4,554	537,372
		$796,855			$1,349,131
Insurance — 1.28%			Miscellaneous Manufacture — 2.66%
American Equity Investment Life Holding Co	58,622	1,801,454	Barnes Group Inc	24,063	1,522,466
Employers Holdings Inc	9,614	426,862	Chase Corp	1,281	154,361
NMI Holdings Inc, Class A (a)	32,299	549,083	Harsco Corp (a)	21,626	403,325
Selective Insurance Group Inc	20,676	1,213,681	Hillenbrand Inc	14,841	663,393
Trupanion Inc (a)	4,150	121,470	John Bean Technologies Corp	13,158	1,457,906
			Proto Labs Inc (a)	12,951	1,333,953
		$4,112,550	Raven Industries Inc	8,743	300,322
Internet — 3.27%			Standex International Corp	3,126	318,383
Blucora Inc (a)	21,437	473,758	Trinseo SA	32,700	2,374,020
Cogent Communications Holdings Inc	24,492	1,109,487			$8,528,129
ePlus Inc (a)	5,117	384,798
Match Group Inc (a)	78,225	2,449,225	Office Furnishings — 0.65%
NIC Inc	34,241	568,401	Herman Miller Inc	24,703	989,355
Quotient Technology Inc (a)	11,473	134,808	Interface Inc	19,997	502,924
RingCentral Inc, Class A (a)	35,342	1,710,553	Kimball International Inc, Class B	4,397	82,092
Stamps.com Inc (a)	5,300	996,400	Steelcase Inc, Class A	34,398	522,850
Trade Desk Inc/The Class A (a)	18,771	858,398			$2,097,221
Web.com Group Inc (a)	17,349	378,208
			Oil & Gas — 2.88%
Yelp Inc (a)	33,416	1,402,135
			CVR Energy Inc	16,417	611,369
		$10,466,171	Delek US Holdings Inc	36,719	1,282,962
			Diamond Offshore Drilling Inc (a)	67,208	1,249,397
Investment Companies — 0.34%
			Gulfport Energy Corp (a)	114,483	1,460,803
BBX Capital Corp	19,536	155,702
			Matador Resources Co (a)	41,976	1,306,713
TPG Specialty Lending Inc	46,948	929,570
			Par Pacific Holdings Inc (a)	12,564	242,234
		$1,085,272	Ring Energy Inc (a)	13,148	182,757

See accompanying notes.

     Schedule of Investments Principal U.S. Small-Cap Multi-Factor Index ETF

December 31, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value	COMMON STOCKS (continued)	Shares Held	Value
Oil & Gas (continued)			Retail (continued)
Southwestern Energy Co (a)	359,026	$2,003,365	Haverty Furniture Cos Inc	2,027	$45,912
SRC Energy Inc (a)	65,033	554,731	Ollie’s Bargain Outlet Holdings Inc (a)	22,069	1,175,174
Unit Corp (a)	10,269	225,918	PetMed Express Inc	27,433	1,248,202
W&T Offshore Inc (a)	32,710	108,270	Pier 1 Imports Inc	35,827	148,324
		$9,228,519	Ruth’s Hospitality Group Inc	7,616	164,886
			Tailored Brands Inc	23,795	519,445
Oil & Gas Services — 0.99%			Wingstop Inc	14,574	568,095
Archrock Inc	15,658	164,409
Basic Energy Services Inc (a)	9,041	212,192			$20,994,452
Exterran Corp (a)	6,798	213,729	Savings & Loans — 0.91%
Key Energy Services Inc (a)	3,494	41,194	Meridian Bancorp Inc	20,552	423,371
McDermott International Inc (a)	100,894	663,883	Northfield Bancorp Inc	11,618	198,435
MRC Global Inc (a)	41,309	698,949	Washington Federal Inc	47,328	1,620,984
Newpark Resources Inc (a)	17,885	153,811	Waterstone Financial Inc	9,577	163,288
Oceaneering International Inc	48,686	1,029,222	WSFS Financial Corp	10,822	517,833
		$3,177,389			$2,923,911
Pharmaceuticals — 1.29%			Semiconductors — 2.50%
Anika Therapeutics Inc (a)	4,494	242,272	Axcelis Technologies Inc (a)	13,101	375,999
Antares Pharma Inc (a)	49,772	99,046	AXT Inc (a)	16,658	144,924
Calithera Biosciences Inc (a)	11,928	99,599	Brooks Automation Inc	25,587	610,250
Corcept Therapeutics Inc (a)	29,851	539,109	Cabot Microelectronics Corp	11,629	1,094,056
Eagle Pharmaceuticals Inc (a)	8,917	476,346	CEVA Inc (a)	9,712	448,209
MyoKardia Inc (a)	4,039	170,042	Cohu Inc	9,119	200,162
Natural Health Trends Corp	1,842	27,980	FormFactor Inc (a)	30,443	476,433
Neogen Corp (a)	6,577	540,695	Nanometrics Inc (a)	11,039	275,092
Owens & Minor Inc	48,057	907,316	Power Integrations Inc	13,694	1,007,194
Phibro Animal Health Corp, Class A	8,302	278,117	Rudolph Technologies Inc (a)	12,030	287,517
Supernus Pharmaceuticals Inc (a)	19,173	764,044	Semtech Corp (a)	32,776	1,120,939
			Silicon Laboratories Inc (a)	13,998	1,236,023
		$4,144,566
			Ultra Clean Holdings Inc (a)	31,618	730,060
Pipelines — 0.36%
SemGroup Corp, Class A	38,017	1,148,113			$8,006,858
			Software — 2.65%
Real Estate — 0.17%			2U Inc (a)	22,648	1,461,022
Maui Land & Pineapple Co Inc (a)	4,250	73,525
			CommerceHub Inc, Series C (a)	16,966	349,330
RE/MAX Holdings Inc, Class A	6,466	313,601
			CSG Systems International Inc	16,081	704,669
RMR Group Inc/The, Class A	2,838	168,293
			Ebix Inc	9,122	722,918
		$555,419	HubSpot Inc (a)	14,599	1,290,552
REITs — 7.17%			Omnicell Inc (a)	9,427	457,210
AG Mortgage Investment Trust Inc	36,632	696,374	Progress Software Corp	38,835	1,653,206
Alexander’s Inc	1,318	521,730	RealPage Inc (a)	37,003	1,639,233
Anworth Mortgage Asset Corp	118,800	646,272	Simulations Plus Inc	3,367	54,209
Apollo Commercial Real Estate Finance Inc	121,125	2,234,756	Upland Software Inc (a)	8,176	177,092
Arbor Realty Trust Inc	58,377	504,377			$8,509,441
ARMOUR Residential REIT Inc	81,670	2,100,552
			Telecommunications — 1.60%
Blackstone Mortgage Trust Inc, Class A	70,792	2,278,087
			ADTRAN Inc	20,372	394,198
CareTrust REIT Inc	79,364	1,330,141
			Comtech Telecommunications Corp	6,553	144,953
Cherry Hill Mortgage Investment Corp	26,556	477,742	Extreme Networks Inc (a)	63,675	797,211
CorEnergy Infrastructure Trust Inc	8,428	321,950	GTT Communications Inc (a)	22,019	1,033,792
EastGroup Properties Inc	24,909	2,201,457	Iridium Communications Inc (a)	49,574	584,973
Invesco Mortgage Capital Inc	128,053	2,283,185
			Plantronics Inc	9,869	497,200
Potlatch Corp	33,530	1,673,147
			Telephone & Data Systems Inc	60,386	1,678,731
Redwood Trust Inc	75,885	1,124,616
Ryman Hospitality Properties Inc	26,441	1,824,958			$5,131,058
Terreno Realty Corp	60,644	2,126,179	Transportation — 0.31%
Universal Health Realty Income Trust	8,327	625,441	CryoPort Inc (a)	5,544	47,623
		$22,970,964	Forward Air Corp	12,961	744,480
			Marten Transport Ltd	9,873	200,422
Retail — 6.55%
Bassett Furniture Industries Inc	1,254	47,150			$992,525
Big 5 Sporting Goods Corp	24,534	186,458	Trucking & Leasing — 0.92%
Big Lots Inc	40,977	2,300,859	GATX Corp	23,519	1,461,941
Bloomin’ Brands Inc	54,929	1,172,185	Greenbrier Cos Inc/The	27,628	1,472,572
Cheesecake Factory Inc/The	52,094	2,509,889
Chico’s FAS Inc	74,528	657,337			$2,934,513
Children’s Place Inc/The	15,098	2,194,494
Conn’s Inc (a)	7,036	250,130	TOTAL COMMON STOCKS		$319,752,128
Dave & Buster’s Entertainment Inc (a)	30,183	1,665,196	Total Investments		$319,752,128
FirstCash Inc	34,736	2,342,943	Other Assets and Liabilities — 0.25%		$795,816
Five Below Inc (a)	30,585	2,028,397	TOTAL NET ASSETS — 100%		$320,547,944
Francesca’s Holdings Corp (a)	26,424	193,159
GMS Inc (a)	27,684	1,042,026
			(a) Non-income producing security
Group 1 Automotive Inc	7,527	534,191

See accompanying notes.

Schedule of Investments
Principal U.S. Small-Cap Multi-Factor Index ETF
December 31, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	22.31%
Consumer, Non-cyclical	20.97%
Consumer, Cyclical	16.22%
Industrial	14.90%
Technology	8.17%
Communications	6.76%
Energy	4.65%
Basic Materials	3.64%
Utilities	2.13%
Other Assets and Liabilities	0.25%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Active Global Dividend ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2017 (b)	June 30, 2017 (a)
Net asset value, beginning of period	$25.36	$25.00
Investment Operations:
Net investment income (loss) (c)	0.25	0.17
Net realized and change in unrealized gain (loss)	2.73	0.19
Total from investment operations	2.98	0.36
Dividends and Distributions to Shareholders from:
Net investment income	(0.37)	—
Net realized gains	(0.13)	—
Total dividends and distributions to stockholders	(0.50)	—
Net asset value, end of period	$27.84	$25.36
Total Return: (d)	11.85%	1.43%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$626,422	$428,567
Ratio of expenses to average net assets (e)	0.58%	0.58%
Ratio of net investment income (loss) to average net assets (e)	1.89%	4.56%
Portfolio turnover rate (e)(f)	21.5%	0.0%

(a)	Period from May 9, 2017, date operations commenced, through June 30, 2017.
(b)	Six months ended December 31, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Contrarian Value Index ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended
December 31, 2017 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.12
Net realized and change in unrealized gain (loss)	1.25
Total from investment operations	1.37
Dividends and Distributions to Shareholders from:
Net investment income	(0.11)
Total dividends and distributions to stockholders	(0.11)
Net asset value, end of period	$26.26
Total Return: (c)	5.48%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$3,938
Ratio of expenses to average net assets (d)	0.29%
Ratio of net investment income (loss) to average net assets (d)	2.19%
Portfolio turnover rate (d)(e)	1.7%

(a)	Period from October 18, 2017, date operations commenced, through December 31, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

	Financial Highlights
Principal Exchange-Traded Funds
	(unaudited)

Principal EDGE Active Income ETF

For a share outstanding for the year ended June 30 (except as noted):

		Period ended		Year ended	Period ended
	December 31, 2017 (b)			June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period		$41.31		$39.12	$40.00
Investment Operations:
Net investment income (loss) (c)		0.95		1.95	2.13
Net realized and change in unrealized gain (loss)		0.50		2.22	(1.39)
Total from investment operations		1.45		4.17	0.74
Dividends and Distributions to Shareholders from:
Net investment income		(1.11)		(1.98)	(1.62)
Net realized gains		(0.45)		—	—
Total dividends and distributions to stockholders		(1.56)		(1.98)	(1.62)
Net asset value, end of period		$41.20		$41.31	$39.12
Total Return:		3.52	% (d)	10.92%	2.13	% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)		$291,457		$286,084	$265,013
Ratio of expenses to average net assets (e)		0.65	% (f)	0.77%	0.85	% (f)
Ratio of gross expenses to average net assets		0.72	% (f)	0.80%	1.34	% (f)
Ratio of net investment income (loss) to average net assets		4.54	% (f)	4.82%	5.99	% (f)
Portfolio turnover rate (g)		11.8	% (f)	30.7%	34.3	% (f)

(a)	Period from July 8, 2015, date operations commenced, through June 30, 2016.
(b)	Six months ended December 31, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Includes Reimbursements from the Manager.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Healthcare Innovators Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2017 (b)	June 30, 2017 (a)
Net asset value, beginning of period	$28.56	$25.00
Investment Operations:
Net investment (loss) (c)	(0.06)	(0.08)
Net realized and change in unrealized gain (loss)	2.82	3.64
Total from investment operations	2.76	3.56
Dividends and Distributions to Shareholders from:
Net realized gains	(0.05)	—
Total dividends and distributions to stockholders	(0.05)	—
Net asset value, end of period	$31.27	$28.56
Total Return: (d)	9.67%	14.24%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$48,468	$7,140
Ratio of expenses to average net assets (e)	0.42%	0.42%
Ratio of net investment loss to average net assets (e)	(0.40)%	(0.32)%
Portfolio turnover rate (e)(f)	18.1%	18.2%

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Six months ended December 31, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal International Multi-Factor Index ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended
December 31, 2017 (a)
Net asset value, beginning of period	$100.00
Investment Operations:
Net investment income (loss) (b)	0.14
Net realized and change in unrealized gain (loss)	1.52
Total from investment operations	1.66
Dividends and Distributions to Shareholders from:
Net investment income	(0.15)
Total dividends and distributions to stockholders	(0.15)
Net asset value, end of period	$101.51
Total Return: (c)	1.67%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$15,227
Ratio of expenses to average net assets (d)	0.39%
Ratio of net investment income (loss) to average net assets (d)	0.94%
Portfolio turnover rate (d)(e)	14.9%

(a)	Period from November 8, 2017, date operations commenced, through December 31, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Millennials Index ETF

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2017 (b)	June 30, 2017 (a)
Net asset value, beginning of period	$28.92	$25.00
Investment Operations:
Net investment income (loss) (c)	0.06	0.17
Net realized and change in unrealized gain (loss)	5.61	3.87
Total from investment operations	5.67	4.04
Dividends and Distributions to Shareholders from:
Net investment income	(0.19)	(0.09)
Net realized gains	(0.07)	(0.03)
Total dividends and distributions to stockholders	(0.26)	(0.12)
Net asset value, end of period	$34.33	$28.92
Total Return: (d)	19.71%	16.23%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$10,298	$7,230
Ratio of expenses to average net assets (e)	0.45%	0.45%
Ratio of net investment income (loss) to average net assets (e)	0.38%	0.71%
Portfolio turnover rate (f)	16.8% (e)	5.1%

(a)	Period from August 19, 2016, date operations commenced, through June 30, 2017.
(b)	Six months ended December 31, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Price Setters Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended		Year ended	Period ended
	December 31, 2017 (b)	June 30, 2017		June 30, 2016 (a)
Net asset value, beginning of period	$29.03		$26.08	$25.00
Investment Operations:
Net investment income (loss) (c)	0.20		0.34	0.09
Net realized and change in unrealized gain (loss)	3.06		3.06	0.99
Total from investment operations	3.26		3.40	1.08
Dividends and Distributions to Shareholders from:
Net investment income	(0.18)		(0.39)	—
Net realized gains	(0.03)		(0.06)	—
Total dividends and distributions to stockholders	(0.21)		(0.45)	—
Net asset value, end of period	$32.08		$29.03	$26.08
Total Return:	11.23%	(d)	13.23%	4.31% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$22,453		$7,257	$6,519
Ratio of expenses to average net assets	0.29% (e)	(f)	0.40%	0.40% (e)
Ratio of gross expenses to average net assets	0.40% (e)		0.40%	0.40% (e)
Ratio of net investment income (loss) to average net assets	1.33% (e)		1.26%	1.32% (e)
Portfolio turnover rate (g)	3.3% (e)		2.0%	0.0% (e)

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Six months ended December 31, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Includes Reimbursements from the Manager
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Shareholder Yield Index ETF

For a share outstanding for the year ended June 30 (except as noted):

	Period ended	Year ended	Period ended
	December 31, 2017 (b)	June 30, 2017	June 30, 2016 (a)
Net asset value, beginning of period	$29.16	$24.65	$25.00
Investment Operations:
Net investment income (loss) (c)	0.29	0.54	0.18
Net realized and change in unrealized gain (loss)	3.36	4.67	(0.53)
Total from investment operations	3.65	5.21	(0.35)
Dividends and Distributions to Shareholders from:
Net investment income	(0.35)	(0.67)	—
Net realized gains	(0.02)	(0.03)	—
Total dividends and distributions to stockholders	(0.37)	(0.70)	—
Net asset value, end of period	$32.44	$29.16	$24.65
Total Return:	12.58% (d)	21.42%	(1.39	)% (d)
Ratios/Supplemental Data:
Net assets, end of period (000s)	$8,111	$7,290	$6,163
Ratio of expenses to average net assets	0.29% (e)(f)	0.40%	0.40	% (e)
Ratio of gross expenses to average net assets	0.40% (e)	0.40%	0.40	% (e)
Ratio of net investment income (loss) to average net assets	1.91% (e)	1.98%	2.73	% (e)
Portfolio turnover rate (g)	2.1% (e)	3.0%	7.1	% (e)

(a)	Period from March 21, 2016, date operations commenced, through June 30, 2016.
(b)	Six months ended December 31, 2017.
(c)	Calculated on average shares outstanding during the period.
(d)	Total return amounts have not been annualized.
(e)	Computed on an annualized basis.
(f)	Includes Reimbursements from the Manager
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Spectrum Preferred Securities Active ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended
December 31, 2017 (a)
Net asset value, beginning of period	$100.00
Investment Operations:
Net investment income (loss) (b)	2.27
Net realized and change in unrealized gain (loss)	(0.27)
Total from investment operations	2.00
Dividends and Distributions to Shareholders from:
Net investment income	(2.33)
Net realized gains	(0.02)
Total dividends and distributions to stockholders	(2.35)
Net asset value, end of period	$99.65
Total Return: (c)	2.03%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$34,879
Ratio of expenses to average net assets (d)	0.55%
Ratio of net investment income (loss) to average net assets (d)	4.74%
Portfolio turnover rate (d)(e)	40.8%

(a)	Period from July 7, 2017, date operations commenced, through December 31, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal Sustainable Momentum Index ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended
December 31, 2017 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.08
Net realized and change in unrealized gain (loss)	1.07
Total from investment operations	1.15
Dividends and Distributions to Shareholders from:
Net investment income	(0.08)
Total dividends and distributions to stockholders	(0.08)
Net asset value, end of period	$26.07
Total Return: (c)	4.59%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$3,910
Ratio of expenses to average net assets (d)	0.29%
Ratio of net investment income (loss) to average net assets (d)	1.50%
Portfolio turnover rate (d)(e)	0.5%

(a)	Period from October 18, 2017, date operations commenced, through December 31, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Mega-Cap Multi-Factor Index ETF

For a share outstanding for the period ended June 30 (except as noted):

Period ended
December 31, 2017 (a)
Net asset value, beginning of period	$25.00
Investment Operations:
Net investment income (loss) (b)	0.12
Net realized and change in unrealized gain (loss)	1.07
Total from investment operations	1.19
Dividends and Distributions to Shareholders from:
Net investment income	(0.06)
Total dividends and distributions to stockholders	(0.06)
Net asset value, end of period	$26.13
Total Return: (c)	4.76%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$792,991
Ratio of expenses to average net assets (d)(e)	0.12%
Ratio of gross expenses to average net assets (d)	0.15%
Ratio of net investment income (loss) to average net assets (d)	2.07%
Portfolio turnover rate (d)(f)	38.5%

(a)	Period from October 11, 2017, date operations commenced, through December 31, 2017.
(b)	Calculated on average shares outstanding during the period.
(c)	Total return amounts have not been annualized.
(d)	Computed on an annualized basis.
(e)	Includes Reimbursements from the Manager
(f)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Financial Highlights
Principal Exchange-Traded Funds
(unaudited)

Principal U.S. Small Cap Multi-Factor Index ETF (a)

For a share outstanding for the period ended June 30 (except as noted):

	Period ended	Period ended
	December 31, 2017 (c)	June 30, 2017 (b)
Net asset value, beginning of period	$28.84	$25.00
Investment Operations:
Net investment income (loss) (d)	0.16	0.26
Net realized and change in unrealized gain (loss)	2.20	3.75
Total from investment operations	2.36	4.01
Dividends and Distributions to Shareholders from:
Net investment income	(0.21)	(0.17)
Net realized gains	(0.02)	—
Total dividends and distributions to stockholders	(0.23)	(0.17)
Net asset value, end of period	$30.97	$28.84
Total Return: (e)	8.19%	16.08%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$320,548	$275,466
Ratio of expenses to average net assets (f)	0.38%	0.38%
Ratio of net investment income (loss) to average net assets (f)	1.04%	1.21%
Portfolio turnover rate (f)(g)	77.4%	44.7%

(a)	Effective October 27, 2017, Principal U.S. Small Cap Index ETF changed its name to U.S. Small-Cap Multi-Factor Index ETF.
(b)	Period from September 21, 2016, date operations commenced, through June 30, 2017.
(c)	Six months ended December 31, 2017.
(d)	Calculated on average shares outstanding during the period.
(e)	Total return amounts have not been annualized.
(f)	Computed on an annualized basis.
(g)	Portfolio turnover rate excludes in-kind transactions.

See accompanying notes.

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares and (2) ongoing costs, including management fees; in the case of Principal EDGE Active Income ETF, other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other exchange-traded funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2017 through December 31, 2017, except as footnoted in the table below.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

			Annualized
	Beginning	Ending	Expense	Expenses Paid
	Account Value	Account Value	Ratio	During Period
Principal Active Global Dividend Income ETF
Actual Fund Return	$1,000	$1,118.50	0.58%	$3.10
Hypothetical 5% Annual Return	$1,000	$1,022.28	0.58%	$2.96
Principal Contrarian Value Index ETF (a)
Actual Fund Return	$1,000	$1,054.80	0.29%	$0.60
Hypothetical 5% Annual Return	$1,000	$1,009.55	0.29%	$0.59
Principal EDGE Active Income ETF
Actual Fund Return	$1,000	$1,035.20	0.65%	$3.33
Hypothetical 5% Annual Return	$1,000	$1,021.93	0.65%	$3.31
Principal Healthcare Innovators Index ETF
Actual Fund Return	$1,000	$1,096.70	0.42%	$2.22
Hypothetical 5% Annual Return	$1,000	$1,023.09	0.42%	$2.14
Principal International Multi-Factor Index ETF (b)
Actual Fund Return	$1,000	$1,016.70	0.39%	$0.57
Hypothetical 5% Annual Return	$1,000	$1,006.69	0.39%	$0.57
Principal Millennials Index ETF
Actual Fund Return	$1,000	$1,197.10	0.45%	$2.49
Hypothetical 5% Annual Return	$1,000	$1,022.94	0.45%	$2.29
Principal Price Setters Index ETF
Actual Fund Return	$1,000	$1,112.30	0.29%	$1.54
Hypothetical 5% Annual Return	$1,000	$1,023.74	0.29%	$1.48
Principal Shareholder Yield Index ETF
Actual Fund Return	$1,000	$1,125.80	0.29%	$1.55
Hypothetical 5% Annual Return	$1,000	$1,023.74	0.29%	$1.48

Shareholder Expense Example
Principal Exchange-Traded Funds
December 31, 2017 (unaudited)

			Annualized
	Beginning	Ending	Expense	Expenses Paid
	Account Value	Account Value	Ratio	During Period

Principal Spectrum Preferred Securities Active ETF (c)
Actual Fund Return	$1,000	$1,020.30	0.55%	$2.66
Hypothetical 5% Annual Return	$1,000	$1,021.34	0.55%	$2.67
Principal Sustainable Momentum Index ETF (a)
Actual Fund Return	$1,000	$1,045.90	0.29%	$0.60
Hypothetical 5% Annual Return	$1,000	$1,009.55	0.29%	$0.59
Principal U.S. Mega-Cap Multi-Factor Index ETF (d)
Actual Fund Return	$1,000	$1,047.60	0.12%	$0.27
Hypothetical 5% Annual Return	$1,000	$1,010.83	0.12%	$0.27
Principal U.S. Small-Cap Multi-Factor Index ETF
Actual Fund Return	$1,000	$1,081.90	0.38%	$1.99
Hypothetical 5% Annual Return	$1,000	$1,023.29	0.38%	$1.94

(a)	The Fund commenced operations on October 18, 2017. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (74), then divided by the number of days in the year (365) to reflect the period.
(b)	The Fund commenced operations on November 8, 2017. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (53), then divided by the number of days in the year (365) to reflect the period.
(c)	The Fund commenced operations on July 7, 2017. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (175), then divided by the number of days in the year (365) to reflect the period.
(d)	The Fund commenced operations on October 11, 2017. Expenses are equal to the Fund’s annualized expense ratio for the period, multiplied by the average account value over the period, multiplied by the number of days since inception (81), then divided by the number of days in the year (365) to reflect the period.

Principal Exchange-Traded Funds
(unaudited)
Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Exchange-Traded Funds made distributions for the months of October 2017 and December 2017 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

October 2017

Fund	Net Income	Realized Gain	Capital Sources
Principal Millennials Index ETF	55.92%	44.08%	0.00%

December 2017

Fund	Net Income	Realized Gain	Capital Sources
Principal Contrarian Value Index ETF	99.80%	0.20%	0.00%
Principal International Multi-Factor Index ETF	88.94	0.00	11.06
Principal Millennials Index ETF	0.00	100.00	0.00
Principal Spectrum Preferred Securities Active ETF	92.12	0.00	7.88
Principal Sustainable Momentum Index ETF	97.57	2.43	0.00
Principal U.S. Mega-Cap Multi-Factor Index ETF	97.30	2.70	0.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Trustees and Officers

Under Delaware law, a Board of Trustees oversees the Trust. The Trustees have financial or other relevant experience and meet several times during the year to review contracts, Trust activities and the quality of services provided to the Trust. Each trustee also has the same position with Principal Funds, Inc. and Principal Variable Contracts Funds, Inc. which are also sponsored by Principal Life Insurance Company. Each trustee holds office for an indefinite term or until reaching age 72. Trustees considered to be “interested persons” as defined in the Investment Company Act of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following Trustees are considered not to be “interested persons” as defined in the 1940 Act

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	134	Durango Herald, Inc;
Trustee since 2014			McClatchy
Member, Nominating and Governance			Newspapers, Inc.
Committee
1948

Leroy T. Barnes, Jr.	Retired.	134	McClatchy
Trustee since 2014			Newspapers, Inc.;
Member, Audit Committee			Herbalife Ltd.; Frontier
1951			Communications, Inc.

Craig Damos	President, The Damos Company	134	Hardin Construction
Trustee since 2014
Member, Audit Committee
Member, 15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President	134	None
Trustee since 2014	and CFO, Merle Norman
Member, Nominating and Governance	Cosmetics, Inc.
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	134	Focus Products Group;
Trustee since 2014			MAM USA
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	134	Armstrong World
Trustee since 2014			Industries, Inc.
Member, Operations Committee
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global	134	None
Trustee since 2014	Partners, LLC. Formerly, General
Member, Operations Committee	Counsel, Investment Company
1961	Institute

Elizabeth A. Nickels	Formerly, Executive Director,	134	Charlotte Russe; Follet
Trustee since 2015	Herman Miller Foundation;		Corporation; PetSmart;
Member, Audit Committee	Formerly President, Herman Miller		SpartanNash;
1962	Healthcare		Spectrum Health
Systems

The following Trustees are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Number of
Name,		Portfolios in Fund	Other Directorships
Position Held with the Trust,	Principal Occupation(s)	Complex Overseen	Held by Trustee
Year of Birth	During past 5 years	by Trustee	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal	134	None
Trustee since 2013	Funds Distributor, Inc. (“PFD”) since
President, Chief Executive Officer	2015
Member, Executive Committee	Executive Director — Funds, Principal
1961	Global Investors, LLC (“PGI”) since
2017
Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker
Dealer, Principal Life Insurance
Company (“PLIC”) (2001-2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer,
PMC (2015-2017)
Executive Vice President/Chief
Operating Officer, PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc.
(“PSI”) (2005-2015)
President, PSI (2005-2015)
Director, Principal Shareholder
Services (“PSS”) (2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since
2015

Nora M. Everett	Director, Finisterre Capital LLP since	134	None
Trustee since 2013	2011
Chair	Director, Origin Asset Management
Member, Executive Committee	LLP since 2011
1959	Chairman, Principal Financial
Advisors, Inc. (“PFA”) (2010-2015)
Chairman, PFD (2011-2015)
Senior Vice President/Retirement and
Income Solutions (“RIS”), PLIC
(2008-2015)
President/RIS, PLIC since 2015
Chairman, PMC (2011-2015)
President, PMC (2008-2015)
Director, PSI (2008-2011, and since
2015)
Chairman, PSI (2011-2015)
Chief Executive Officer, PSI (2009-
2015)
Chairman, PSS (2011-2015)

Patrick Halter	Director, Morley Capital Management,	134	None
Trustee since 2017	Inc. (“Morley”) since 2017
Member, Executive Committee	Chair, Post Advisory Group, LLC
1959	(“Post”) since 2017
Chief Operating Officer, PGI since 2017
Director, PGI since 2003
Chair, PREI since 2004
Chief Executive Officer, PREI since 2005
Chair, Spectrum since 2017

Correspondence intended for each Trustee who is other than an Interested Trustee may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Trust.

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Assistant Counsel (2010-2017)
Vice President, Counsel and Assistant	Counsel, PFD (2009-2013)
Secretary	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2009-2013, 2014-2017)
1973	Counsel, PSI (2009-2013)
Counsel, PSS (2009-2013)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015-2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014-2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Ashley Fuhrmeister	Council, PLIC since 2017
Assistant Counsel	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1982

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, Principal Real Estate Investors,
LLC since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Layne A. Rasmussen	Vice President/Controller, PMC
Vice President
Des Moines, IA 50392
1958

Sara L. Reece	Director — Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Greg Reymann	Assistant General Counsel, PLIC since 2014
Assistant Counsel	Assistant General Counsel, PMC(2015-2017)
Des Moines, IA 50392	VP, Chief Compliance Officer and Chief Risk Officer,
1958	Transamerica Asset Management, Inc. (“TAM”) (2010-2012)
Assistant General Counsel, Transamerica Asset Management
Group (2013-2014)
Vice President/CFTC Principal, TAM (2013-2014)

Teri R. Root	Deputy Chief Compliance Officer, PGI since 2017
Interim Chief Compliance Officer	Vice President and Chief Compliance Officer, PMC (2015-
Des Moines, IA 50392	2017)
1979	Compliance Officer, PMC (2010-2013)
Vice President, PSS since 2015

Name,
Position Held with the Trust,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Counsel, PFD (2006-2013)
Assistant Counsel	Counsel, PLIC
Des Moines, IA 50392	Counsel, PMC (2007-2013, 2014-2017)
1972	Counsel, PSI (2007-2013)
Counsel, PSS (2007-2013)

Dan Westholm	Assistant Vice President/Treasury, PFA since 2013
Assistant Treasurer	Director — Treasury, PFA (2011-2013)
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Director — Treasury, PFD (2011-2013)
Assistant Vice President/Treasury, PLIC since 2014
Director — Treasury, PLIC (2007-2014)
Director — Treasury, PMC (2003-2013)
Assistant Vice President/Treasury, PMC (2013-2017)
Assistant Vice President/Treasury, PSI since 2013
Director — Treasury, PSI (2011-2013)
Assistant Vice President/Treasury, PSS since 2013
Director — Treasury, PSS (2007-2013)

Beth Wilson	Director and Secretary — Funds, PLIC
Vice President and Secretary	Vice President, PMC (2007-2013)
Des Moines, IA 50392
1956

Clint Woods	Vice President, Associate General Counsel, Governance
Vice President and Counsel	Officer, and Assistant Corporate Secretary, PLIC since 2015
Des Moines, IA 50392	Assistant General Counsel, Assistant Corporate Secretary, and
1961	Governance Officer, PLIC (2013-2015)
Associate General Counsel, AEGON (2003-2012)

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance Company
1981	(TLIC) (2013-2015)
Attorney, TLIC (2010-2013)

The 15(c) Committee assists the Board in performing the annual review of the Trust’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act.

The Audit Committee selects the independent auditors for the Trust and oversees the activities of the independent auditors as well as the internal auditors. The committee also receives reports about accounting and financial matters affecting the Trust.

The Executive Committee is selected by the Board. It may exercise all the powers of the Board, with certain exceptions, when the Board is not in session. The Committee must report its actions to the Board.

The Nominating and Governance Committee selects and nominates all candidates who are not “interested persons” of the Trust for election to the Board. The committee also oversees the structure and efficiency of the Board of Trustees and the committees the Board establishes.

The Operations Committee oversees the provision of administrative and distribution services to the Trust, communications with the Trusts’ shareholders, and provides review and oversight of the Trusts’ operations.

Additional information about the Trust is available in the Prospectuses dated November 1, 2017, and the Statements of Additional Information dated November 1, 2017. These documents may be obtained free of charge by writing Principal Exchange-Traded Funds, c/o ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203 or telephoning 1-800-787-1621. The prospectuses may be viewed at www.PrincipalETFs.com.

PROXY VOTING POLICIES

A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-787-1621, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Trust files complete schedules of investments with the Securities and Exchange Commission as of March 31 and September 30 of each year on Form N-Q. The Trust’s Form N-Q can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

Board Consideration of Investment Advisory Contracts

During the period covered by this report, the Board of Trustees of Principal Exchange-Traded Funds (“PETF”) approved: (1) a management agreement between PETF and Principal Global Investors, LLC (“PGI” or “Manager”) and a subadvisory agreement between PGI and Spectrum Asset Management, Inc. related to the addition of the Principal Spectrum Preferred Securities Active Exchange-Traded Fund; (2) a management agreement between PETF and PGI related to the addition of Principal U.S. Mega-Cap Multi-Factor Index Exchange-Traded Fund, Principal Contrarian Value Index Exchange-Traded Fund, Principal Sustainable Momentum Index Exchange-Traded Fund, and the Principal International Multi-Factor Index Exchange-Traded Fund; and (3) the annual review and renewal of the Management Agreement and various subadvisory agreements for all series of the PETF Funds.

On May 1, 2017, each of Principal Management Corporation (“PMC”) and Edge Asset Management Inc. (“Edge”), each an affiliate of PGI, merged with and into PGI. Prior to May 1, 2017, PMC served as the investment adviser to the Funds and PGI and Edge served as subadvisers to certain of the Funds. References herein to the “Manager” mean PMC for periods prior to May 1, 2017 and PGI for periods on and after May 1, 2017.

Management Agreement and Subadvisory Agreement for Principal Spectrum Preferred Securities Active ETF

On June 13, 2017, the Board considered, on behalf of the newly established Principal Spectrum Preferred Securities Active ETF series of PETF (the “Fund”), the approval of: (1) a management agreement (the “Management Agreement”) between PETF, for the Fund, and the Manager and (2) a subadvisory agreement (the “Subadvisory Agreement”) between the Manager and Spectrum Asset Management, Inc. (the “Subadvisor”). (The Management Agreement and the Subadvisory Agreement are together referred to as the “Advisory Agreements.”)

Based upon their review, the Board concluded that it was in the best interests of the Fund to approve the Advisory Agreements. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, that the Manager and PMC, the previous investment adviser to the Principal Funds (as defined below), which merged with and into the Manager on May 1, 2017, have had a long-term relationship with Principal Funds, Inc. (“PFI”) and Principal Variable Contracts Funds, Inc. (“PVC” and together with PETF and PFI, the “Principal Funds”), which are also overseen by the Board, and that the Manager and PMC have demonstrated a commitment to support the Principal Funds. The Board concluded that a long-term relationship with a capable, conscientious adviser is in the best interests of the Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Advisory Agreements.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2016 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by PMC to PETF and to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of PMC to attract and retain high-quality personnel, and the organizational depth and stability of PMC and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) considered that PMC’s process emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under its due diligence process; and (4) considered the compliance program established by PMC for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. The Board noted that, following the effectiveness of the merger of PMC with and into the Manager, these observations continued with respect to the Manager. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to the Fund under the Management Agreement are expected to be satisfactory.

The Board considered the nature, quality and extent of the services to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund, and the resources made available to such personnel. The Board noted that the Subadvisor provides subadvisory services for four other series of Principal Funds, and that the Board had reviewed and had approved for renewal those subadvisory agreements at its September 2016 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Subadvisor to the Fund under the Subadvisory Agreement are expected to be satisfactory.

Investment Performance

As the Fund is a newly created series, the Board did not review performance of the Fund since no track record was available. The Board reviewed the historical one-year, three-year, five-year and ten-year performance, net of fees, as of March 31, 2017 of a series of PFI that is managed by the Subadvisor in accordance with a strategy that is a close proxy to the strategy that will be used in managing the Fund’s portfolio, as compared to a relevant benchmark index, a relevant blended index (one-year and three-year only) that will be used for the purpose of performance monitoring and a relevant Morningstar category. The Board also reviewed the historical annual performance of the same series of PFI for each of the last five calendar years, net of fees, as compared to the relevant benchmark index, the relevant blended index (last three calendar years only) and the relevant Morningstar category. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the Fund’s proposed management and subadvisory fees. The Board noted that the Manager proposed a unitary management fee for the Fund, and considered the Manager’s statement that it believes a unitary fee structure is standard practice in the industry. The Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to the Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

With respect to the subadvisory fee proposed to be paid to the Subadvisor, the Board noted that the Manager compensates the Subadvisor, an affiliated company, from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided under the Subadvisory Agreement. The Board concluded that, although the proposed subadvisory fee schedule does not include breakpoints, the Subadvisor’s fee schedule is appropriate at currently anticipated asset levels. The Board considered the Subadvisor’s representation that it does not offer other clients a lower fee for comparable strategies and services and the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive.

In addition, in evaluating the management and subadvisory fees, the Board considered the Manager’s forecasted profitability for the Fund. On the basis of the information provided, the Board concluded that the proposed management and subadvisory fees were reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager and the Subadvisor. The Board noted that the Subadvisor did not intend to engage in soft dollar trading in connection with the Fund. The Board concluded that, on the basis of the information provided, the proposed management and subadvisory fees were reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement are fair and reasonable and that approval of each of the Advisory Agreements is in the best interests of the Fund.

Management Agreement and Subadvisory Agreement for Principal U.S. Mega-Cap Multi-Factor Index Exchange-Traded Fund, Principal Contrarian Value Index Exchange-Traded Fund, Principal Sustainable Momentum Index Exchange-Traded Fund and Principal International Multi-Factor Index Exchange-Traded Fund

On September 12, 2017, the Board considered, on behalf of the newly established Principal U.S. Mega-Cap Multi-Factor Index Exchange-Traded Fund, Principal Contrarian Value Index Exchange-Traded Fund, Principal Sustainable Momentum Index Exchange-Traded Fund and Principal International Multi-Factor Index Exchange-Traded Fund series of PETF (the “Funds”), the approval of a management agreement (the “Management Agreement”) between PETF, for each Fund, and the “Manager.

Based upon their review, the Board concluded that it was in the best interests of each Fund to approve the Management Agreement for each Fund. In reaching this conclusion, no single factor was determinative in the Board’s analysis, but rather the Board considered a variety of factors.

With respect to the Management Agreement, the Board considered, among other factors, that the Manager serves as the investment adviser to the existing PETF series, that the Manager and PMC, the previous investment adviser to the Principal Funds, which merged with and into the Manager on May 1, 2017, have had a long-term relationship with the Principal Funds, all of which are also overseen by the Board, and that the Manager and PMC have demonstrated a commitment to support the

Principal Funds. The Board concluded that a long-term relationship with a capable and conscientious adviser is in the best interests of each Fund. The Board considered various factors, including the following, and made certain findings and conclusions with regard thereto, in approving the Management Agreement.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services to be provided under the Management Agreement, including administrative services. The Board noted that, in connection with the 2017 annual renewal of the management agreements for the Principal Funds, the Board had: (1) reviewed the services provided by the Manager to the other series of Principal Funds under the management agreements; (2) considered the experience and skills of senior management leading fund operations, the experience and skills of the personnel performing the functions under the management agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel, and the organizational depth and stability of the Manager and concluded that appropriate resources were provided under the management agreements for the Principal Funds; (3) noted that the Manager’s process emphasizes the selection of Principal-affiliated subadvisers that are determined to be qualified under the Manager’s due diligence process and concluded that this due diligence process was working well; and (4) considered the compliance program established by the Manager for the Principal Funds and their respective series and the level of compliance attained by the Principal Funds. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services to be provided by the Manager to each Fund under the Management Agreement are expected to be satisfactory.

Investment Performance

As each Fund is a newly created series, the Board did not review performance of the Fund since no track record was available.

Fees, Economies of Scale and Profitability

The Board considered each Fund’s proposed management fee. The Board noted that the Manager proposed a unitary management fee for each Fund and considered the Manager’s statement that a unitary fee structure is consistent with the fee structures of a majority of other index exchange-traded funds. For each Fund, the Board also received information from the Manager, based upon data supplied by Broadridge, comparing the proposed unitary management fee for the Fund to the total expense ratios of funds in the same asset category. The Board also considered whether there are economies of scale with respect to the services to be provided to each Fund under the Management Agreement. The Board concluded that, although the proposed management fee schedule for each Fund does not include breakpoints, the management fee schedule is appropriate at currently anticipated asset levels.

In addition, in evaluating the management fee, the Board considered the Manager’s statements regarding the expected asset levels and timing that will be required for each Fund to break even. On the basis of the information provided, the Board concluded that the proposed management fee for each Fund was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Manager. The Board noted the Manager’s statements that the Manager does not intend to engage in soft dollar trading in connection with the Funds and that there would be no known fall-out benefits to the Manager in connection with its management of the Funds. The Board concluded that, on the basis of the information provided, the proposed management fee for each Fund was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Management Agreement are fair and reasonable and that approval of the Management Agreement is in the best interests of each Fund.

Annual Review and Renewal of Management Agreement and Subadvisory Agreements

At its September 13, 2017 meeting, the Board of Trustees (the “Board”) of Principal Exchange-Traded Funds (“PETF”) approved the annual review and renewal of the management agreement and subadvisory agreements for the nine (9) series of PETF Funds (referred to herein as “Fund” and collectively as the “Funds”).

Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”) requires the Board, including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreements and who are not “interested persons” of PETF, as defined in the 1940 Act annually to review and to consider the continuation of: (1) the Management Agreement between the

Manager and PETF, on behalf of the Funds; and (2) the Subadvisory Agreement between the Manager and Spectrum Asset Management, Inc. (“Spectrum” or the “Subadvisor”). The Management Agreement and the Subadvisory Agreement are collectively referred to as the “Advisory Agreements.”

The Board considered the factors and reached the conclusions described below relating to the continuation of the Advisory Agreements. In evaluating the Advisory Agreements, the Board, reviewed a broad range of information requested for this purpose by the Board, including, among other information, information regarding advisory fees, total expenses, profitability from the Advisory Agreements to the Manager and information about economies of scale. The Board reviewed the materials provided and concluded that it was provided all information reasonably necessary to evaluate the Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, quality and extent of the services provided under the Management Agreements, including administrative services. The Board considered the experience and skills of senior management leading Fund operations, the experience and skills of the personnel performing the functions under the Management Agreements and the resources made available to such personnel, the ability of the Manager to attract and retain high-quality personnel and the organizational depth and stability of the Manager. The Board concluded that appropriate resources were provided under the Management Agreements. The Board also considered that, during the periods reviewed, the Manager had delegated day-to-day portfolio management responsibility for the Spectrum Preferred Securities Active ETF to the Subadvisor. The Board noted that the Manager’s process for the selection of subadvisors emphasizes the selection of Principal-affiliated subadvisors that are determined to be qualified under the Manager’s due diligence process. The Board also considered the compliance program established by the Manager for the Funds and the level of compliance attained by the Funds. The Board noted that they had previously reviewed the annual best execution and soft dollar reports and included those findings in their consideration of the renewal of the Advisory Agreements. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Manager to the Funds under the Management Agreement was satisfactory.

The Board considered the nature, quality and extent of the services provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of investment personnel responsible for the day-to-day management of the Spectrum Preferred Securities Active ETF and the resources made available to such personnel. The Board also considered the Subadvisor’s compliance with investment policies and general legal compliance. Based upon all relevant factors, the Board concluded that the nature, quality and extent of the services provided by the Subadvisor to the Spectrum Preferred Securities Active ETF under the Subadvisory Agreement is satisfactory.

Investment Performance

The Board reviewed each Fund’s investment performance for a one-year period ended March 31, 2017, respectively, if available. The Board also compared each Fund’s investment performance over the one-year periods ended March 31, 2017, as available, to one or more relevant benchmark indices. The Board noted that certain Funds had commenced operations recently and, accordingly, no performance information was considered. The Board also considered whether investment results were consistent with a Fund’s investment objective(s) and policies. The Board concluded that the Funds’ investment returns met acceptable levels of investment performance. The Board considered the Manager’s due diligence process for evaluating performance applied to all Funds.

Fees

The Board considered each Fund’s management fee, noting that such fees were unitary. The Board received information comparing the management fee and total expense ratio for the Fund’s common shares to advisory fees and expense ratios of funds in an appropriate Broadridge peer group.

In evaluating the management fees, the Board considered a variety of factors, including the amount of the fees, breakpoints, comparison to fees of peer group funds as well as other funds managed by the Manager, subadvisory fees paid, services provided, investment performance, total net expense ratios and profitability.

With regard to the Principal EDGE Active Income ETF, the Board considered management’s proposal to adopt a unitary fee for the Fund and that the proposed unitary fee rate was equal to the Fund’s current expense cap and lower than the Fund’s current management fee rate at all asset levels.

Considering all factors they deemed relevant, the Board concluded that the fee payable by each Fund was reasonable in light of the nature, quality and extent of the services provided by the Manager and other relevant factors.

Profitability

The Board reviewed detailed information regarding revenues the Manager receives under the Management Agreements, as well as the estimated direct and indirect costs the Manager incurs in providing to each Fund the services described in the applicable Advisory Agreements, for the year ended June 30, 2017. The Board also considered the returns on revenue generated in connection with the payment of subadvisory fees to affiliated Subadvisor (Spectrum), and the aggregated return on revenue to the Manager and its affiliates. The Board concluded that the management fee for each Fund was reasonable, taking into account the profitability information presented by the Manager.

Economies of Scale

The Board considered whether there are economies of scale with respect to the management of each Fund and whether the Funds benefit from any such economies of scale. The Board then reviewed the levels at which breakpoints occur and the amount of the reductions. The Board considered whether the effective management fee rate for each Fund under the applicable Management Agreement is reasonable in relation to the asset size of such Fund. The Board also noted management’s explanation of efficiencies in the Manager’s cost structure and the impact on the Manager’s profitability. The Board concluded that the fee schedule for each Fund reflects an appropriate level of sharing of any economies of scale.

The Board determined that no breakpoints are necessary, at this time, for the Principal Active Global Dividend Income ETF or the Principal U.S. Small Cap Index ETF , among other factors, to their current asset levels and levels of profitability to the Manager.

Subadvisory Fees, Economies of Scale and Profitability

For the Spectrum Preferred Securities Active ETF, the Board considered the subadvisory fee, noting that the Manager compensates Spectrum from its own management fee, so that shareholders pay only the management fee. The Board also received industry data supplied by Broadridge. The Board considered whether there are economies of scale with respect to the subadvisory services provided to the Spectrum Preferred Securities Active ETF and, if so, whether the subadvisory fees reflect such economies of scale through breakpoints in fees. The Board considered the profitability of Spectrum in conjunction with their review of the profitability of the Manager. On the basis of the information provided, the Board concluded that the subadvisory fees were reasonable.

Other Benefits to the Manager and Subadvisers

The Board also considered the character and amount of other incidental benefits received by the Manager and its affiliates from their relationships with the Funds. The Board concluded that the management and subadvisory fees were reasonable in light of these fall-out benefits.

The Board also considered the character and amount of other incidental benefits received by Spectrum when evaluating the subadvisory fee. The Board concluded that taking into account these fall-out benefits, the subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of each Advisory Agreement continue to be fair and reasonable and that the continuation of each Advisory Agreement, with the actions proposed by the Manager, is in the best interests of each Fund.

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Exchange-Traded Funds

By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 2/13/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer
Michael J. Beer, President and CEO

Date 2/13/2018

By /s/ Tracy W. Bollin
Tracy W. Bollin, Chief Financial Officer

Date 2/13/2018